UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Puritan® Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	7.36%	10.23%	6.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,990	Fidelity® Puritan® Fund
$20,628	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities advanced strongly for the year ending August 31, 2016, overcoming persistent concern about global economic growth, U.S. monetary policy and the U.K.’s late-June vote to leave the European Union (Brexit). The S&P 500® index rose 12.55%, with larger-cap, value-oriented stocks and defensive sectors shining brightest. Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets then rose beginning in February amid U.S. job gains, a broad rally in energy and materials markets, global economic stimulus and perceived softening of monetary policy by the U.S. Federal Reserve. The June 23 Brexit vote resulted in a sharp two-day decline for stocks, followed by a rebound as investor sentiment shifted and remained positive through August 31. For the year, dividend-rich telecommunication services, utilities and consumer staples led the way amid strong investor demand for yield. Conversely, a strong run for real estate stocks couldn’t help financials outpace the broader market. Meanwhile, the Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, in part as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities.

Comments from Lead Portfolio Manager Ramin Arani:  For the year, the fund’s share classes gained about 7%, trailing the 10.09% gain of the Fidelity Puritan Composite Index. Performance versus the Composite index was hampered most by security selection among equities, whereas asset allocation was a modest contributor. The largest individual detractor was pharmaceutical company Allergan. Shares of the Dublin-based company fell in early April after the firm called off a proposed merger amid new regulations meant to crack down on corporate inversions. Conversely, a non-benchmark stake in Vail Resorts was the biggest relative contributor. The company has done a nice job growing earnings and cash flow through increased visits to its portfolio of ski properties. Turning to fixed income, both sector positioning and security selection contributed to our relative results the past year. Specifically, the decision to overweight investment-grade credit was a significant contributor. Within this group, an overweighting in financials worked to our advantage, especially in the banking and real estate investment trust (REIT) categories. Conversely, out-of-benchmark exposure to Treasury Inflation-Protected Securities, or TIPS, was a modest detractor, as they performed poorly amid subdued inflation and slack demand for inflation protection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	2.9
Apple, Inc.	2.1	1.9
Microsoft Corp.	1.7	1.2
Facebook, Inc. Class A	1.7	1.5
Amazon.com, Inc.	1.4	1.1
	9.8

Top Five Bond Issuers as of August 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.1	3.3
Fannie Mae	3.7	3.0
Freddie Mac	1.5	1.7
Ginnie Mae	1.2	1.2
Citigroup, Inc.	0.7	0.8
	11.2

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	15.7
Financials	17.0	17.7
Consumer Discretionary	13.7	14.4
Health Care	12.0	12.5
Consumer Staples	7.3	6.4

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks	65.4%
Bonds	31.9%
Convertible Securities	0.6%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.9%

As of February 29, 2016*
Stocks	63.0%
Bonds	32.0%
Convertible Securities	0.7%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 14.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Chassix Holdings, Inc.(a)	18,330	$641
Delphi Automotive PLC	18,393	1,300
		1,941
Automobiles - 0.3%
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,502,778	9,891
General Motors Co.	151,398	4,833
General Motors Co. warrants 7/10/19 (a)	8,394	117
Tesla Motors, Inc. (a)	319,400	67,716
		82,557
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	1,138,000	42,459
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	71,700	2,720
Dave & Buster's Entertainment, Inc. (a)	544,200	25,278
Domino's Pizza, Inc.	184,200	27,551
Extended Stay America, Inc. unit	150,000	2,123
McDonald's Corp.	1,280,600	148,114
Red Rock Resorts, Inc.	278,655	5,967
Starbucks Corp.	3,166,400	178,047
Vail Resorts, Inc.	1,152,527	182,595
		572,395
Household Durables - 0.3%
Newell Brands, Inc.	1,642,696	87,194
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	484,400	372,581
Expedia, Inc.	162,600	17,743
Netflix, Inc. (a)	493,300	48,072
Priceline Group, Inc. (a)	49,200	69,703
		508,099
Leisure Products - 0.2%
Hasbro, Inc.	574,200	46,935
Media - 3.3%
Altice NV Class A (a)	523,244	8,711
AMC Networks, Inc. Class A (a)	53,800	2,923
Charter Communications, Inc. Class A (a)	762,964	196,242
Comcast Corp. Class A	2,335,000	152,382
Cumulus Media, Inc. Class A (a)	398,000	159
Lions Gate Entertainment Corp. (b)	2,246,800	47,093
Live Nation Entertainment, Inc. (a)	1,624,600	43,409
Publicis Groupe SA	36,972	2,745
Starz Series A (a)	1,419,200	44,265
The Walt Disney Co.	1,110,590	104,906
Time Warner, Inc.	836,400	65,582
Tribune Media Co. Class A	13,773	524
Tribune Publishing Co.	3,443	58
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	86,301	169,383
Vivendi SA	390,024	7,554
		845,936
Specialty Retail - 1.6%
Home Depot, Inc.	1,832,700	245,802
L Brands, Inc.	862,500	65,731
TJX Companies, Inc.	691,000	53,511
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,900	55,103
		420,147
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	228,600	37,995
Brunello Cucinelli SpA	1,407,200	28,066
Christian Dior SA	202,800	35,063
Hermes International SCA	81,100	34,249
lululemon athletica, Inc. (a)	509,500	38,982
Luxottica Group SpA	81,800	3,949
Michael Kors Holdings Ltd. (a)	129,061	6,318
NIKE, Inc. Class B	1,424,300	82,097
Ralph Lauren Corp.	51,500	5,336
Ted Baker PLC	302,900	10,354
Tory Burch LLC:
Class A(a)(c)(d)	702,741	42,045
Class B (a)(c)(d)	324,840	20,720
		345,174

TOTAL CONSUMER DISCRETIONARY		2,952,837

CONSUMER STAPLES - 6.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	120,700	14,975
Anheuser-Busch InBev SA NV ADR	287,800	35,696
Brown-Forman Corp. Class B (non-vtg.)	617,200	29,965
Coca-Cola European Partners PLC	991,600	38,127
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	178,503
Kweichow Moutai Co. Ltd.	546,469	25,378
Molson Coors Brewing Co. Class B	1,430,500	146,369
Monster Beverage Corp. (a)	523,100	80,500
The Coca-Cola Co.	3,568,600	154,984
		704,497
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	578,500	93,769
CVS Health Corp.	1,236,200	115,461
Ovation Acquisition I LLC (d)	389,576	4
Wal-Mart Stores, Inc.	567,500	40,542
		249,776
Food Products - 0.5%
Bunge Ltd.	381,600	24,384
Mead Johnson Nutrition Co. Class A	454,800	38,690
Premium Brands Holdings Corp.	4,400	209
The Kraft Heinz Co.	430,200	38,499
TreeHouse Foods, Inc. (a)	194,400	18,416
WhiteWave Foods Co. (a)	90,000	4,989
		125,187
Household Products - 0.3%
Kimberly-Clark Corp.	255,800	32,758
Spectrum Brands Holdings, Inc. (b)	392,900	52,727
		85,485
Personal Products - 0.7%
Coty, Inc. Class A (b)	1,042,000	28,082
Estee Lauder Companies, Inc. Class A	1,498,400	133,702
L'Oreal SA	10,600	2,002
		163,786
Tobacco - 1.1%
Altria Group, Inc.	1,575,100	104,098
Reynolds American, Inc.	3,758,084	186,288
		290,386

TOTAL CONSUMER STAPLES		1,619,117

ENERGY - 3.3%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	377,281	1,852
Baker Hughes, Inc.	978,300	48,064
Schlumberger Ltd.	2,149,482	169,809
		219,725
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	748,600	37,205
Chevron Corp.	2,275,400	228,860
Cimarex Energy Co.	307,400	40,632
ConocoPhillips Co.	597,100	24,511
Devon Energy Corp.	2,256,100	97,757
EQT Corp.	217,900	15,580
Golar LNG Ltd.	542,100	11,292
Imperial Oil Ltd.	1,965,800	59,975
Kinder Morgan, Inc.	409,000	8,937
Noble Energy, Inc.	724,499	24,981
Southwestern Energy Co. (a)	4,072	57
Suncor Energy, Inc.	2,987,300	81,004
The Williams Companies, Inc.	377,600	10,550
Warrior Met Coal LLC Class A (d)	414	58
		641,399

TOTAL ENERGY		861,124

FINANCIALS - 8.9%
Banks - 3.3%
Bank of America Corp.	11,654,700	188,107
Citigroup, Inc.	3,425,640	163,540
First Republic Bank	50,000	3,848
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16(a)(e)	7,792,950	29,262
JPMorgan Chase & Co.	1,364,423	92,099
SunTrust Banks, Inc.	2,158,500	95,125
TCF Financial Corp.	258,400	3,786
U.S. Bancorp	3,923,800	173,236
Wells Fargo & Co.	2,106,540	107,012
		856,015
Capital Markets - 0.2%
E*TRADE Financial Corp. (a)	2,420,800	63,861
Goldman Sachs Group, Inc.	20,400	3,457
Motors Liquidation Co. GUC Trust (a)	28,150	282
		67,600
Consumer Finance - 0.3%
Capital One Financial Corp.	1,019,500	72,996
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	208,564
Broadcom Ltd.	677,830	119,583
McGraw Hill Financial, Inc.	328,800	40,620
Moody's Corp.	482,800	52,476
Senseonics Holdings, Inc. (b)	3,508,771	14,035
WME Entertainment Parent, LLC Class A unit (c)(d)	24,342,601	50,000
		485,278
Insurance - 1.3%
Chubb Ltd.	1,750,347	222,172
MetLife, Inc.	926,300	40,201
The Travelers Companies, Inc.	571,000	67,783
		330,156
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,599,700	181,374
Boston Properties, Inc.	404,200	56,641
Public Storage	400,800	89,755
Simon Property Group, Inc.	460,700	99,267
Store Capital Corp.	1,263,200	37,429
		464,466
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	28,748

TOTAL FINANCIALS		2,305,259

HEALTH CARE - 10.6%
Biotechnology - 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,662,304	53,410
Acceleron Pharma, Inc. (a)	130,400	3,913
Alexion Pharmaceuticals, Inc. (a)	891,100	112,154
Amgen, Inc.	1,992,000	338,760
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	26,174	5
Biogen, Inc. (a)	197,800	60,454
Genmab A/S (a)	118,088	18,867
Geron Corp. (a)(b)	3,139,900	8,446
Macrogenics, Inc. (a)	226,200	6,743
Neurocrine Biosciences, Inc. (a)	579,100	28,063
Puma Biotechnology, Inc. (a)	290,101	17,159
Regeneron Pharmaceuticals, Inc. (a)	66,200	25,987
Spark Therapeutics, Inc. (a)	178,800	10,117
Vertex Pharmaceuticals, Inc. (a)	1,083,600	102,411
		786,489
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	9,659,000	230,077
Corindus Vascular Robotics, Inc. (a)(b)(f)	1,315,800	1,539
Corindus Vascular Robotics, Inc. (a)(d)(f)	5,000,000	5,850
Danaher Corp.	1,192,200	97,057
DexCom, Inc. (a)	286,200	26,070
Intuitive Surgical, Inc. (a)	43,700	29,997
Medtronic PLC	4,236,286	368,684
Nevro Corp. (a)	468,000	44,193
Zimmer Biomet Holdings, Inc.	564,000	73,100
		876,567
Health Care Providers & Services - 0.7%
Cigna Corp.	195,400	25,062
HCA Holdings, Inc. (a)	91,500	6,913
HealthSouth Corp. warrants 1/17/17 (a)	1,835	5
Legend Acquisition, Inc.(a)	2,509	35
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants(a)	22,759	0
UnitedHealth Group, Inc.	1,129,100	153,614
		185,629
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	313
Pharmaceuticals - 3.4%
Allergan PLC (a)	1,127,489	264,441
Bristol-Myers Squibb Co.	949,100	54,469
Catalent, Inc. (a)	976,100	24,627
Eli Lilly & Co.	601,700	46,782
Endo International PLC (a)	792,100	16,396
GlaxoSmithKline PLC sponsored ADR	1,160,400	50,431
Jazz Pharmaceuticals PLC (a)	114,600	14,191
Johnson & Johnson	2,214,200	264,243
Pfizer, Inc.	234,400	8,157
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,329,200	66,978
The Medicines Company (a)	618,500	24,227
TherapeuticsMD, Inc. (a)	4,922,824	33,869
		868,811

TOTAL HEALTH CARE		2,717,809

INDUSTRIALS - 4.9%
Aerospace & Defense - 3.0%
BAE Systems PLC	3,064,300	21,654
BWX Technologies, Inc.	672,700	26,107
General Dynamics Corp.	821,100	124,988
Honeywell International, Inc.	1,004,400	117,224
Huntington Ingalls Industries, Inc.	371,800	61,410
Northrop Grumman Corp.	218,000	46,231
Raytheon Co.	1,045,900	146,562
Rockwell Collins, Inc.	979,900	82,008
TransDigm Group, Inc. (a)	132,600	37,816
United Technologies Corp.	1,032,700	109,910
		773,910
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	29,555
Building Products - 0.2%
Lennox International, Inc.	333,400	53,701
Masonite International Corp. (a)	10,749	717
		54,418
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(d)	5,819,318	349
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	18,013
Fortive Corp.	596,100	31,397
		49,410
Industrial Conglomerates - 0.7%
General Electric Co.	5,927,800	185,184
Machinery - 0.3%
Caterpillar, Inc.	925,300	75,828
Road & Rail - 0.4%
CSX Corp.	1,057,900	29,917
Norfolk Southern Corp.	748,700	70,303
		100,220
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,852

TOTAL INDUSTRIALS		1,270,726

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	4,790,300	150,607
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	42,221
Arrow Electronics, Inc. (a)	88,800	5,846
CDW Corp.	100,000	4,465
E Ink Holdings, Inc. GDR (e)	140,100	1,057
Keysight Technologies, Inc. (a)	637,727	19,406
		72,995
Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	104,800
Alphabet, Inc. Class C (a)	980,183	751,818
Facebook, Inc. Class A (a)	3,423,660	431,792
Functionx, Inc. (a)(b)	56,268	16
GoDaddy, Inc. (a)	87,500	2,833
Mail.Ru Group Ltd. GDR (a)(e)	77,400	1,300
Pandora Media, Inc. (a)(b)	23,894	335
Spotify Technology SA (a)(d)	15,262	27,411
Yahoo!, Inc. (a)	720,500	30,801
		1,351,106
IT Services - 3.6%
Accenture PLC Class A	1,141,700	131,296
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	175,743
Computer Sciences Corp.	561,000	26,389
Global Payments, Inc.	403,800	30,669
MasterCard, Inc. Class A	1,733,200	167,479
PayPal Holdings, Inc. (a)	1,031,200	38,309
Visa, Inc. Class A	4,503,100	364,301
		934,186
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	477,600	29,879
Cypress Semiconductor Corp.	1,614	19
Lam Research Corp.	251,466	23,467
Maxim Integrated Products, Inc.	1,727,800	70,356
NXP Semiconductors NV (a)	744,397	65,522
Qorvo, Inc. (a)	394,800	22,673
Skyworks Solutions, Inc.	149,300	11,177
Texas Instruments, Inc.	816,000	56,745
		279,838
Software - 4.1%
Activision Blizzard, Inc.	2,204,100	91,184
Adobe Systems, Inc. (a)	1,030,900	105,471
Autodesk, Inc. (a)	1,149,600	77,483
Citrix Systems, Inc. (a)	215,400	18,783
Electronic Arts, Inc. (a)	548,500	44,555
Microsoft Corp.	7,581,900	435,656
Mobileye NV (a)(b)	991,840	48,491
Oracle Corp.	2,053,000	84,625
Red Hat, Inc. (a)	198,000	14,450
Salesforce.com, Inc. (a)	1,427,600	113,380
Workday, Inc. Class A (a)	174,300	14,779
		1,048,857
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	4,982,600	528,654
Western Digital Corp.	51,248	2,392
		531,046

TOTAL INFORMATION TECHNOLOGY		4,368,635

MATERIALS - 1.6%
Chemicals - 1.5%
CF Industries Holdings, Inc.	275,230	7,156
E.I. du Pont de Nemours & Co.	2,424,775	168,764
LyondellBasell Industries NV Class A	42,698	3,368
Monsanto Co.	795,800	84,753
Potash Corp. of Saskatchewan, Inc.	551,000	9,983
Sherwin-Williams Co.	157,000	44,542
The Chemours Co. LLC	395,195	5,213
The Dow Chemical Co.	1,047,700	56,199
		379,978
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	16,010
Vulcan Materials Co.	200,500	22,831
		38,841
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	921

TOTAL MATERIALS		419,740

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	4,209,576	172,087
Broadview Networks Holdings, Inc. (a)	123,987	161
Iliad SA	28,725	5,923
		178,171
UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	705,307	51,290
NextEra Energy, Inc.	302,600	36,596
PPL Corp.	410,800	14,288
		102,174
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	2,031
Multi-Utilities - 0.1%
Sempra Energy	184,400	19,294

TOTAL UTILITIES		123,499

TOTAL COMMON STOCKS
(Cost $12,660,658)		16,816,917

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,082,251	2,002
Roku, Inc. Series F, 8.00% (a)(d)	5,520,836	9,882
		11,884
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (d)	196,700	7,305
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(d)	508,444	20,577
TOTAL CONSUMER DISCRETIONARY		39,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	882
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,960,879	21,451
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	12,300	10,242
Teva Pharmaceutical Industries Ltd. 7%	5,570	4,751
		14,993
TOTAL HEALTH CARE		36,444
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(d)	2,497,881	250
TOTAL INFORMATION TECHNOLOGY		78,849
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)	42,400	3,642

TOTAL CONVERTIBLE PREFERRED STOCKS		159,583

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(c)(d)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,433

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,433

TOTAL PREFERRED STOCKS
(Cost $141,438)		167,016
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 18.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	326
3.5% 1/15/31 (e)	4,584	2,409
		2,735
Nonconvertible Bonds - 18.3%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (e)	1,260	1,197
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (e)(g)	1,405	1,458
6.75% 11/15/22 pay-in-kind (e)(g)	391	434
6.875% 8/15/18 pay-in-kind (e)(g)	628	644
		3,733
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	10,817
General Motors Co.:
3.5% 10/2/18	4,530	4,661
5.2% 4/1/45	2,729	2,905
6.25% 10/2/43	763	914
6.6% 4/1/36	3,372	4,158
6.75% 4/1/46	5,655	7,257
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,459
3.15% 1/15/20	12,000	12,252
3.25% 5/15/18	3,070	3,129
3.5% 7/10/19	17,868	18,414
4% 1/15/25	6,368	6,483
4.25% 5/15/23	3,285	3,439
4.375% 9/25/21	11,267	12,017
4.75% 8/15/17	2,505	2,581
Volkswagen International Finance NV 2.375% 3/22/17 (e)	1,515	1,522
		92,008
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (e)	2,265	2,009
LKQ Corp. 4.75% 5/15/23	265	268
		2,277
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	571
Laureate Education, Inc. 10% 9/1/19 (e)(g)	13,090	12,026
Service Corp. International 5.375% 1/15/22	505	528
		13,125
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (e)	1,175	1,216
24 Hour Holdings III LLC 8% 6/1/22 (e)	510	417
Aramark Services, Inc.:
5.125% 1/15/24	1,625	1,685
5.125% 1/15/24 (e)	4,620	4,790
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,332
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,573
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	803
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	5,680	5,936
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (e)	5,275	5,532
5.25% 6/1/26 (e)	4,105	4,362
Landry's Acquisition Co. 9.375% 5/1/20 (e)	875	921
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	900	916
McDonald's Corp.:
3.7% 1/30/26	3,379	3,652
4.7% 12/9/35	1,744	2,001
4.875% 12/9/45	2,737	3,238
MGM Mirage, Inc. 6% 3/15/23	1,630	1,770
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	865	878
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,795
Playa Resorts Holding BV 8% 8/15/20 (e)	90	92
Scientific Games Corp. 10% 12/1/22	6,840	6,327
Studio City Finance Ltd. 8.5% 12/1/20 (e)	1,000	1,014
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (e)(h)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (e)	605	613
		56,863
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	732
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	785	789
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	620	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (e)	925	960
5.75% 10/15/20	4,574	4,717
7% 7/15/24 (e)	1,160	1,243
8.25% 2/15/21 (g)	1,485	1,544
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	1,395	1,458
William Lyon Homes, Inc.:
5.75% 4/15/19	470	478
7% 8/15/22	2,585	2,669
8.5% 11/15/20	1,310	1,379
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	1,350	1,259
		17,865
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22	5,000	5,375
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,574
		7,949
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	6,156
7.75% 12/1/45	8,012	12,176
Altice SA:
7.625% 2/15/25 (e)	4,905	5,040
7.75% 5/15/22 (e)	10,065	10,713
Altice U.S. Finance SA:
5.375% 7/15/23 (e)	2,375	2,485
7.75% 7/15/25 (e)	3,160	3,452
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,404
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,810	1,672
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	17,340
Cable One, Inc. 5.75% 6/15/22 (e)	895	942
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	288
5.625% 2/15/24	670	713
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,659
5.25% 3/15/21	3,375	3,519
5.5% 5/1/26 (e)	1,035	1,096
5.75% 9/1/23	945	997
5.75% 1/15/24	4,235	4,505
5.75% 2/15/26 (e)	5,010	5,361
5.875% 5/1/27 (e)	3,385	3,622
Cengage Learning, Inc. 9.5% 6/15/24 (e)	3,725	3,809
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	325	336
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	3,345	3,383
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	7,702	8,350
4.908% 7/23/25 (e)	5,177	5,708
6.484% 10/23/45 (e)	1,299	1,596
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,307
5.125% 12/15/22	355	367
Clear Channel Communications, Inc. 5.5% 12/15/16	4,965	4,866
Clear Channel International BV 8.75% 12/15/20 (e)	2,420	2,565
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	763
7.625% 3/15/20	585	562
Series B, 6.5% 11/15/22	1,455	1,524
7.625% 3/15/20	4,105	4,136
Columbus International, Inc. 7.375% 3/30/21 (e)	7,655	8,191
Discovery Communications LLC 5.05% 6/1/20	168	185
DISH DBS Corp.:
5% 3/15/23	2,675	2,575
5.875% 7/15/22	2,655	2,708
6.75% 6/1/21	3,515	3,776
Gray Television, Inc. 5.875% 7/15/26 (e)	985	1,027
Lamar Media Corp.:
5.375% 1/15/24	630	671
5.875% 2/1/22	525	551
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (e)	3,965	4,243
MDC Partners, Inc. 6.5% 5/1/24 (e)	2,350	2,233
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	15,108	15,297
National CineMedia LLC:
6% 4/15/22	2,600	2,717
7.875% 7/15/21	1,380	1,435
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (e)(g)	2,265	1,018
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (e)	685	704
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	2,775	2,959
Regal Entertainment Group 5.75% 3/15/22	1,230	1,287
Sirius XM Radio, Inc.:
5.375% 4/15/25 (e)	1,490	1,561
5.75% 8/1/21 (e)	2,580	2,696
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,075
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,797
3.85% 9/29/24	4,335	4,643
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,290
4.5% 9/15/42	2,819	2,727
5.5% 9/1/41	2,304	2,500
5.85% 5/1/17	1,621	1,668
6.55% 5/1/37	10,296	12,424
6.75% 7/1/18	1,581	1,723
7.3% 7/1/38	3,823	4,965
8.25% 4/1/19	10,176	11,760
Time Warner, Inc. 2.1% 6/1/19	10,446	10,599
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (e)	1,340	1,410
Viacom, Inc.:
2.5% 9/1/18	714	722
3.5% 4/1/17	219	222
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,060	1,106
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	4,820	5,073
13.375% 10/15/19	1,009	1,077
Ziggo Bond Finance BV 5.875% 1/15/25 (e)	1,120	1,126
		260,153
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,350
5.75% 2/15/18	400	415
7.4% 4/1/37	440	396
8.125% 10/1/19	2,160	2,325
		4,486
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35	1,800	1,967
Sally Holdings LLC 5.625% 12/1/25	1,575	1,706
Sonic Automotive, Inc.:
5% 5/15/23	195	194
7% 7/15/22	885	936
		4,803
TOTAL CONSUMER DISCRETIONARY		463,262
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,480
3.3% 2/1/23	15,133	15,879
4.7% 2/1/36	14,328	16,607
4.9% 2/1/46	16,386	19,815
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	1,947	1,956
		68,737
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	3,775	3,907
6.625% 6/15/24 (e)	2,555	2,743
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	3,435	3,349
CVS Health Corp.:
3.5% 7/20/22	3,373	3,622
3.875% 7/20/25	5,311	5,850
ESAL GmbH 6.25% 2/5/23 (e)	8,595	8,681
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (e)	775	801
Minerva Luxembourg SA 7.75% 1/31/23 (e)	6,275	6,599
Performance Food Group, Inc. 5.5% 6/1/24 (e)	1,050	1,089
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,102
6.875% 12/15/28 (e)(g)	3,505	4,294
7.7% 2/15/27	3,085	3,918
9.25% 3/15/20	1,330	1,403
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (e)	2,955	2,652
U.S. Foods, Inc. 5.875% 6/15/24 (e)	2,005	2,100
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,262
3.3% 11/18/21	3,750	3,961
		60,333
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (e)	417	441
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,078
Darling International, Inc. 5.375% 1/15/22	745	782
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	2,877	2,972
JBS Investments GmbH:
7.25% 4/3/24 (e)	6,300	6,669
7.75% 10/28/20 (e)	2,850	3,028
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)	6,075	6,166
5.875% 7/15/24 (e)	1,370	1,415
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (e)	880	948
Post Holdings, Inc.:
6.75% 12/1/21 (e)	1,485	1,595
7.75% 3/15/24 (e)	6,115	6,795
8% 7/15/25 (e)	555	634
TreeHouse Foods, Inc. 6% 2/15/24 (e)	1,065	1,158
William Wrigley Jr. Co.:
1.4% 10/21/16 (e)	3,217	3,219
2% 10/20/17 (e)	4,607	4,647
		42,547
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (e)	5,285	5,510
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	1,435	1,555
6.375% 11/15/20	350	364
6.625% 11/15/22	415	444
		7,873
Personal Products - 0.0%
Revlon Consumer Products Corp. 5.75% 2/15/21	5,085	5,199
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,140
4% 1/31/24	3,123	3,505
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	6,420	6,810
4.25% 7/21/25 (e)	6,420	7,027
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,270
3.25% 6/12/20	1,273	1,340
4% 6/12/22	4,375	4,790
4.45% 6/12/25	3,173	3,561
4.85% 9/15/23	7,000	8,032
5.7% 8/15/35	1,646	2,045
5.85% 8/15/45	12,632	16,474
7.25% 6/15/37	6,101	8,420
Vector Group Ltd. 7.75% 2/15/21	1,285	1,359
		70,773
TOTAL CONSUMER STAPLES		255,462
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,634	5,549
5.35% 3/15/20 (e)	5,174	5,252
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,252
6.5% 4/1/20	2,937	3,282
Ensco PLC:
4.5% 10/1/24	1,690	1,203
5.2% 3/15/25	75	54
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	624
Halliburton Co.:
3.8% 11/15/25	3,469	3,585
4.85% 11/15/35	3,029	3,235
5% 11/15/45	4,151	4,569
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	14
5.875% 4/1/20	2,439	1,488
Noble Holding International Ltd.:
3.95% 3/15/22	230	175
4.625% 3/1/21	765	641
5% 3/16/18 (g)	470	462
6.95% 4/1/25 (g)	3,485	2,840
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	2,355	918
Pride International, Inc. 7.875% 8/15/40	2,554	1,890
Summit Midstream Holdings LLC 7.5% 7/1/21	500	508
Transocean, Inc. 5.55% 12/15/16 (g)	3,719	3,747
Weatherford International Ltd.:
4.5% 4/15/22	1,865	1,548
7.75% 6/15/21	2,420	2,396
8.25% 6/15/23	2,940	2,890
		53,122
Oil, Gas & Consumable Fuels - 2.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,704
Alpha Natural Resources, Inc. 9.75% 4/15/18 (h)	1,099	5
Anadarko Finance Co. 7.5% 5/1/31	1,622	1,966
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,513
5.55% 3/15/26	4,888	5,407
6.375% 9/15/17	2,738	2,864
6.6% 3/15/46	6,640	7,904
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,342
5.625% 6/1/23 (Reg. S)	1,835	1,840
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,792
6% 12/1/20	760	778
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (e)	5,000	4,813
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,221
4.742% 3/11/21	4,210	4,761
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,241
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	899
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,540
Chesapeake Energy Corp.:
3.9301% 4/15/19 (g)	2,150	1,946
4.875% 4/15/22	5,325	4,074
5.75% 3/15/23	1,800	1,380
8% 12/15/22 (e)	6,740	6,420
Citgo Holding, Inc. 10.75% 2/15/20 (e)	2,315	2,371
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,219
3.3% 6/1/20	5,938	6,145
4.5% 6/1/25	1,813	1,961
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,128
5.5% 4/1/23	750	774
CONSOL Energy, Inc. 8% 4/1/23	5,000	4,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,121
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	6,640	5,796
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,667
2.7% 4/1/19	4,139	4,010
3.875% 3/15/23	2,327	2,211
4.95% 4/1/22	1,048	1,056
5.6% 4/1/44	1,686	1,543
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,983
Diamondback Energy, Inc. 7.625% 10/1/21	935	992
Duke Energy Field Services 6.45% 11/3/36 (e)	3,753	3,631
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,292
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	4,545	4,860
Enable Midstream Partners LP:
2.4% 5/15/19	1,656	1,618
3.9% 5/15/24	1,746	1,643
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,841
4.375% 10/15/20	4,351	4,534
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	775	424
7.75% 9/1/22	1,310	717
9.375% 5/1/20	7,305	4,712
Gibson Energy, Inc. 6.75% 7/15/21 (e)	160	162
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	275
7% 6/15/23	1,420	1,292
Halcon Resources Corp. 8.625% 2/1/20 (e)	565	537
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)	1,265	1,227
5.75% 10/1/25 (e)	6,625	6,493
7.625% 4/15/21 (e)	4,201	4,317
Jupiter Resources, Inc. 8.5% 10/1/22 (e)	2,785	2,200
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	599	606
3.45% 2/15/23	7,202	7,130
3.5% 3/1/21	2,994	3,093
6.55% 9/15/40	674	732
Kinder Morgan, Inc.:
3.05% 12/1/19	1,752	1,799
5% 2/15/21 (e)	3,749	4,059
Laredo Petroleum, Inc. 5.625% 1/15/22	1,600	1,496
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	729
6.5% 9/15/21 (h)	720	155
7.75% 2/1/21 (h)	20	4
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,535
Motiva Enterprises LLC 5.75% 1/15/20 (e)	3,614	3,976
MPLX LP 4% 2/15/25	962	940
Murphy Oil Corp. 6.875% 8/15/24	550	573
Nakilat, Inc. 6.067% 12/31/33 (e)	1,839	2,221
Nexen, Inc. 6.2% 7/30/19	1,865	2,085
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,045
Oasis Petroleum, Inc. 6.875% 3/15/22	595	553
Parsley Energy LLC/Parsley 6.25% 6/1/24 (e)	4,225	4,362
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (e)	2,850	2,709
Peabody Energy Corp.:
6.25% 11/15/21 (h)	2,010	432
10% 3/15/22 (e)(h)	1,380	442
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	22,302
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,181
4.875% 3/17/20	20,511	20,101
5.625% 5/20/43	11,155	8,603
7.25% 3/17/44	28,868	26,559
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	10,725	10,336
5.75% 1/20/20	16,310	16,495
7.875% 3/15/19	1,593	1,700
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,266
3.5% 7/23/20	7,125	7,214
3.5% 1/30/23	4,530	4,402
4.5% 1/23/26	6,398	6,408
4.875% 1/24/22	2,315	2,411
4.875% 1/18/24	5,974	6,198
5.5% 1/21/21	12,842	13,857
5.5% 6/27/44	22,702	21,567
5.625% 1/23/46	6,203	5,993
6% 3/5/20	4,075	4,459
6.375% 1/23/45	13,324	14,032
6.5% 6/2/41	7,783	8,251
6.875% 8/4/26 (e)	12,000	13,950
8% 5/3/19	3,283	3,715
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,545
4.3% 4/1/22	5,338	5,880
Phillips 66 Partners LP 2.646% 2/15/20	527	530
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,911
Plains Exploration & Production Co.:
6.5% 11/15/20	395	396
6.625% 5/1/21	395	390
6.75% 2/1/22	3,225	3,225
6.875% 2/15/23	6,818	6,631
Range Resources Corp. 4.875% 5/15/25	1,040	1,004
Rice Energy, Inc.:
6.25% 5/1/22	4,290	4,397
7.25% 5/1/23	1,030	1,076
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	584
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,721
5.625% 3/1/25	6,075	6,424
5.75% 5/15/24	8,830	9,382
5.875% 6/30/26 (e)	3,780	4,045
SemGroup Corp. 7.5% 6/15/21	2,610	2,623
Shell International Finance BV 4.375% 5/11/45	6,392	7,037
SM Energy Co.:
5% 1/15/24	1,585	1,448
5.625% 6/1/25	1,670	1,561
6.125% 11/15/22	3,170	3,083
6.5% 11/15/21	490	485
6.5% 1/1/23	80	78
Southeast Supply Header LLC 4.25% 6/15/24 (e)	4,893	4,936
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,519
6.7% 1/23/25 (g)	3,470	3,565
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,020
Spectra Energy Partners LP 4.6% 6/15/21	1,296	1,399
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,346
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (e)	6,670	6,771
6.25% 4/15/21 (e)	2,710	2,791
6.375% 4/1/23 (e)	965	994
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22	570	589
6.75% 3/15/24 (e)	7,000	7,438
Teekay Corp.:
8.5% 1/15/20	120	102
8.5% 1/15/20 (e)	1,730	1,445
Teine Energy Ltd. 6.875% 9/30/22 (e)	5,104	5,117
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	990	1,054
5.875% 10/1/20	235	241
6.125% 10/15/21	700	733
6.25% 10/15/22	2,750	2,911
6.375% 5/1/24	1,185	1,265
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,023
4.55% 6/24/24	19,902	20,350
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,703
5.375% 6/1/21	10,596	11,508
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	600
Western Refining, Inc. 6.25% 4/1/21	550	535
Williams Partners LP:
3.6% 3/15/22	5,146	5,137
3.9% 1/15/25	1,767	1,757
4% 11/15/21	2,349	2,416
4.3% 3/4/24	4,038	4,134
4.5% 11/15/23	2,564	2,660
WPX Energy, Inc.:
5.25% 9/15/24	170	157
6% 1/15/22	1,685	1,639
7.5% 8/1/20	1,140	1,171
8.25% 8/1/23	1,715	1,784
		617,979
TOTAL ENERGY		671,101
FINANCIALS - 7.6%
Banks - 2.9%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	5,555	5,541
4% 4/14/19 (e)	21,750	22,037
5.5% 7/12/20 (e)	16,673	17,689
5.75% 9/26/23 (e)	5,082	5,425
6.369% 6/16/18 (e)	10,462	10,946
6.5% 6/10/19 (e)	1,763	1,897
Bank of America Corp.:
1.35% 11/21/16	4,652	4,654
2.6% 1/15/19	66,110	67,570
2.65% 4/1/19	28,149	28,806
3.5% 4/19/26	6,316	6,592
3.875% 8/1/25	4,168	4,464
3.95% 4/21/25	9,148	9,521
4% 1/22/25	2,059	2,144
4.2% 8/26/24	9,221	9,781
4.25% 10/22/26	5,465	5,796
4.45% 3/3/26	1,058	1,138
5.75% 12/1/17	6,075	6,387
Barclays PLC:
2.75% 11/8/19	4,598	4,635
4.375% 1/12/26	8,817	9,205
BB&T Corp. 3.95% 3/22/22	1,495	1,606
Capital One NA 2.95% 7/23/21	7,402	7,644
CIT Group, Inc.:
5% 8/15/22	4,195	4,447
5% 8/1/23	2,755	2,920
5.25% 3/15/18	3,215	3,352
5.375% 5/15/20	2,805	2,998
5.5% 2/15/19 (e)	5,285	5,595
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,355
1.75% 5/1/18	18,342	18,366
1.85% 11/24/17	30,961	31,094
2.4% 2/18/20	10,000	10,131
2.5% 7/29/19	32,442	33,099
2.55% 4/8/19	14,645	14,938
4.05% 7/30/22	14,700	15,635
4.3% 11/20/26	12,000	12,602
Citizens Bank NA 2.55% 5/13/21	2,268	2,308
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	6,650	6,874
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,438
3.75% 3/26/25	6,420	6,430
3.8% 9/15/22	9,940	10,142
3.8% 6/9/23 (e)	12,454	12,634
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,316
Discover Bank 7% 4/15/20	3,075	3,490
Fifth Third Bancorp:
3.5% 3/15/22	529	558
4.5% 6/1/18	418	438
5.45% 1/15/17	1,848	1,876
HBOS PLC 6.75% 5/21/18 (e)	408	436
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,019
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,983
Huntington National Bank:
2% 6/30/18	13,000	13,087
2.2% 4/1/19	2,700	2,728
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	4,062	3,832
5.71% 1/15/26 (e)	9,946	9,743
JPMorgan Chase & Co.:
2.95% 10/1/26	10,977	11,045
3.875% 9/10/24	12,321	13,005
4.125% 12/15/26	67,488	72,326
KeyCorp. 5.1% 3/24/21	519	586
Rabobank Nederland 4.375% 8/4/25	9,821	10,392
Regions Bank 6.45% 6/26/37	10,147	12,363
Regions Financial Corp. 3.2% 2/8/21	4,117	4,268
Royal Bank of Canada 4.65% 1/27/26	7,579	8,336
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	49,843
6% 12/19/23	13,834	14,633
6.1% 6/10/23	7,367	7,823
6.125% 12/15/22	35,362	37,767
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,253
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,541
3.5% 1/20/17	4,123	4,151
Wells Fargo & Co.:
4.1% 6/3/26	13,000	14,112
4.48% 1/16/24	5,192	5,750
		756,536
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,205
4.25% 2/15/24	2,760	2,908
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)	8,000	8,410
Credit Suisse AG 6% 2/15/18	12,547	13,209
Deutsche Bank AG 4.5% 4/1/25	14,192	13,401
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,564
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,038
2.375% 1/22/18	10,000	10,128
2.55% 10/23/19	70,000	71,554
2.6% 4/23/20	1,300	1,326
2.625% 1/31/19	25,103	25,746
3.75% 2/25/26	15,000	15,878
5.95% 1/18/18	4,242	4,495
6.15% 4/1/18	3,466	3,711
Lazard Group LLC:
4.25% 11/14/20	4,447	4,713
6.85% 6/15/17	1,063	1,104
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,405
Morgan Stanley:
1.875% 1/5/18	13,596	13,664
2.125% 4/25/18	16,388	16,552
2.5% 1/24/19	97,536	99,091
4.875% 11/1/22	7,232	8,016
5.625% 9/23/19	453	504
5.95% 12/28/17	250	265
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	7,000	7,058
UBS AG Stamford Branch:
1.8% 3/26/18	9,485	9,538
2.375% 8/14/19	10,750	10,969
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	7,279	7,663
		391,115
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,678
3.75% 5/15/19	2,125	2,186
3.95% 2/1/22	5,000	5,188
4.5% 5/15/21	2,325	2,453
5% 10/1/21	6,860	7,392
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,055
3.75% 11/18/19	2,000	2,045
4.25% 4/15/21	10,920	11,248
4.625% 5/19/22	1,365	1,433
4.75% 9/10/18	2,295	2,384
5.75% 11/20/25	8,715	9,271
6.25% 12/1/17	1,800	1,888
8% 12/31/18	19,035	21,153
8% 11/1/31	22,391	28,045
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,561
Discover Financial Services:
3.85% 11/21/22	1,983	2,050
3.95% 11/6/24	15,000	15,432
5.2% 4/27/22	2,146	2,352
6.45% 6/12/17	10,512	10,886
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,013
2.375% 3/12/19	17,400	17,632
2.875% 10/1/18	8,500	8,709
3% 6/12/17	5,430	5,496
5% 5/15/18	8,500	8,958
5.875% 8/2/21	10,438	11,982
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,693
Hyundai Capital America:
1.45% 2/6/17 (e)	5,366	5,368
2.125% 10/2/17 (e)	2,063	2,077
2.55% 2/6/19 (e)	5,366	5,472
2.875% 8/9/18 (e)	2,511	2,564
Navient Corp.:
5% 10/26/20	1,140	1,146
5.875% 10/25/24	7,190	6,777
6.625% 7/26/21	4,230	4,351
SLM Corp.:
4.875% 6/17/19	5,955	6,015
5.5% 1/15/19	2,150	2,209
5.5% 1/25/23	4,610	4,380
6.125% 3/25/24	9,585	9,202
7.25% 1/25/22	5,140	5,339
8% 3/25/20	5,930	6,434
8.45% 6/15/18	5,660	6,169
Synchrony Financial:
1.875% 8/15/17	1,300	1,303
3% 8/15/19	1,910	1,952
3.75% 8/15/21	7,084	7,429
4.25% 8/15/24	2,903	3,046
		313,416
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,325
3.875% 8/15/22	3,136	3,274
4.125% 6/15/26	2,949	3,061
Herc Rentals, Inc.:
7.5% 6/1/22 (e)	1,250	1,300
7.75% 6/1/24 (e)	1,250	1,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,269
5.875% 2/1/22	2,725	2,544
6% 8/1/20	2,230	2,144
MSCI, Inc. 5.75% 8/15/25 (e)	870	943
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (e)	1,645	1,676
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (e)	3,080	3,411
		30,253
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	4,232	4,453
AIA Group Ltd. 2.25% 3/11/19 (e)	1,203	1,218
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (e)	5,010	5,178
American International Group, Inc.:
3.3% 3/1/21	3,455	3,625
3.75% 7/10/25	11,144	11,755
4.875% 6/1/22	10,692	11,970
5.85% 1/16/18	12,000	12,691
Aon Corp. 5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (e)	8,055	8,695
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (e)(g)	2,008	1,717
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	607
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	1,675	1,713
HUB International Ltd. 9.25% 2/15/21 (e)	940	992
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	2,655	2,874
5% 6/1/21 (e)	6,063	6,713
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,816
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	7,265	7,375
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	6,476	6,542
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	3,585	4,672
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,048	4,814
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,960	7,707
6% 2/10/20 (e)	9,150	10,158
Prudential Financial, Inc.:
2.3% 8/15/18	783	795
4.5% 11/16/21	1,461	1,635
7.375% 6/15/19	1,880	2,163
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	6,853	7,820
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,569	1,611
4.125% 11/1/24 (e)	2,275	2,394
Unum Group:
3.875% 11/5/25	6,934	6,995
5.625% 9/15/20	2,879	3,222
5.75% 8/15/42	10,079	11,536
7.125% 9/30/16	1,802	1,809
		159,383
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,161
4.6% 4/1/22	2,000	2,165
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,664
American Tower Corp. 2.8% 6/1/20	6,000	6,145
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,602
Camden Property Trust 2.95% 12/15/22	2,154	2,171
CommonWealth REIT 5.875% 9/15/20	991	1,096
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,728
5% 7/1/25	3,069	3,308
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	209
DDR Corp.:
3.625% 2/1/25	3,010	3,053
4.25% 2/1/26	2,564	2,720
4.625% 7/15/22	3,877	4,211
4.75% 4/15/18	4,595	4,789
7.5% 4/1/17	4,966	5,124
Duke Realty LP:
3.25% 6/30/26	1,061	1,089
3.625% 4/15/23	2,844	3,001
3.75% 12/1/24	2,012	2,141
3.875% 10/15/22	4,799	5,109
4.375% 6/15/22	3,202	3,486
6.75% 3/15/20	1,161	1,335
8.25% 8/15/19	1,838	2,157
Equity One, Inc. 3.75% 11/15/22	7,300	7,477
ERP Operating LP 5.75% 6/15/17	637	659
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,569
HCP, Inc.:
3.15% 8/1/22	8,000	8,065
3.875% 8/15/24	11,000	11,255
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,438
4% 6/1/25	4,568	4,887
4.125% 4/1/19	11,300	11,905
4.7% 9/15/17	744	768
HRPT Properties Trust:
6.25% 6/15/17	726	735
6.65% 1/15/18	490	508
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,955
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	754
6.375% 3/1/24	1,545	1,696
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,905
4.5% 1/15/25	1,769	1,796
4.5% 4/1/27	21,587	21,832
4.95% 4/1/24	1,785	1,866
5.25% 1/15/26	7,807	8,383
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,265
5% 12/15/23	980	1,050
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,123
WP Carey, Inc. 4% 2/1/25	7,547	7,536
		180,891
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,595
4.1% 10/1/24	5,444	5,602
4.55% 10/1/29	5,444	5,686
4.95% 4/15/18	4,256	4,448
5.7% 5/1/17	268	275
CBRE Group, Inc. 5.25% 3/15/25	2,580	2,784
Digital Realty Trust LP:
3.4% 10/1/20	6,817	7,104
3.95% 7/1/22	4,317	4,566
4.75% 10/1/25	4,899	5,341
5.25% 3/15/21	2,876	3,242
Essex Portfolio LP 5.5% 3/15/17	3,414	3,483
Howard Hughes Corp. 6.875% 10/1/21 (e)	1,690	1,775
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	803
Liberty Property LP:
3.375% 6/15/23	2,951	3,006
4.125% 6/15/22	2,746	2,893
4.75% 10/1/20	6,595	7,143
5.5% 12/15/16	2,022	2,046
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,054
3.15% 5/15/23	6,708	6,245
4.5% 4/18/22	1,689	1,726
7.75% 8/15/19	2,149	2,414
Mid-America Apartments LP:
4% 11/15/25	1,682	1,802
4.3% 10/15/23	1,086	1,177
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,226
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)	1,760	1,826
Tanger Properties LP:
3.125% 9/1/26	3,612	3,607
3.75% 12/1/24	3,781	3,967
3.875% 12/1/23	2,341	2,480
6.125% 6/1/20	7,035	7,991
Ventas Realty LP:
1.25% 4/17/17	2,655	2,655
3.125% 6/15/23	1,874	1,911
3.5% 2/1/25	2,295	2,378
4.125% 1/15/26	2,088	2,260
4.375% 2/1/45	1,098	1,138
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,632
4% 4/30/19	1,771	1,862
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	469
		121,612
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	10,685	11,633
TOTAL FINANCIALS		1,964,839
HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,764
3.6% 5/14/25	6,397	6,765
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (e)	1,225	1,205
Amgen, Inc. 1.25% 5/22/17	11,041	11,052
		24,786
Health Care Providers& Services - 0.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	692
Community Health Systems, Inc.:
5.125% 8/1/21	840	828
6.875% 2/1/22	15,500	12,865
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,346
5.125% 7/15/24	2,535	2,617
5.75% 8/15/22	1,215	1,274
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,708
4.75% 11/15/21	14,348	16,134
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,892
4.25% 10/15/19	3,850	4,038
4.5% 2/15/27	5,400	5,454
4.75% 5/1/23	305	319
5% 3/15/24	1,755	1,860
5.375% 2/1/25	9,835	10,130
5.875% 3/15/22	10,110	11,121
5.875% 5/1/23	2,555	2,715
5.875% 2/15/26	5,470	5,785
6.25% 2/15/21	1,415	1,532
6.5% 2/15/20	20,898	23,092
7.5% 2/15/22	3,250	3,705
HealthSouth Corp.:
5.125% 3/15/23	800	810
5.75% 11/1/24	5,295	5,491
5.75% 9/15/25	6,165	6,450
McKesson Corp. 2.284% 3/15/19	5,400	5,504
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	4,017
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	656
Team Health, Inc. 7.25% 12/15/23 (e)	2,500	2,725
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,047
4.5% 4/1/21	1,030	1,040
5% 3/1/19	16,690	16,210
6% 10/1/20	1,145	1,209
6.75% 6/15/23	7,355	6,996
8% 8/1/20	6,000	6,098
8.125% 4/1/22	4,590	4,647
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,501
3.75% 7/15/25	6,406	7,095
Vizient, Inc. 10.375% 3/1/24 (e)	2,055	2,332
WellPoint, Inc. 1.875% 1/15/18	161	162
		194,097
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,500
2.4% 2/1/19	945	963
		2,463
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,906
2.45% 6/15/19	3,241	3,299
3% 3/12/20	5,472	5,656
3.45% 3/15/22	9,527	9,970
Endo Finance LLC 5.375% 1/15/23 (e)	350	317
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (e)	4,625	4,197
6.5% 2/1/25 (e)(g)	700	621
Forest Laboratories, Inc. 4.375% 2/1/19 (e)	2,160	2,280
Horizon Pharma PLC 6.625% 5/1/23	200	198
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	3,675	3,905
Mylan N.V.:
2.5% 6/7/19 (e)	3,556	3,601
3.15% 6/15/21 (e)	7,274	7,435
Mylan, Inc. 1.35% 11/29/16	1,757	1,759
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,438
2.3% 11/8/18	1,537	1,545
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,386
3.9% 12/15/24	2,011	2,036
4.9% 12/15/44	883	909
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	5,135
2.8% 7/21/23	3,674	3,689
3.15% 10/1/26	4,374	4,404
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	6,565	6,188
5.5% 3/1/23 (e)	3,325	2,901
5.625% 12/1/21 (e)	810	731
5.875% 5/15/23 (e)	8,575	7,546
6.125% 4/15/25 (e)	12,070	10,607
6.75% 8/15/18 (e)	3,620	3,630
7.5% 7/15/21 (e)	4,615	4,536
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,425	2,316
Zoetis, Inc. 1.875% 2/1/18	898	900
		114,041
TOTAL HEALTH CARE		335,387
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	3,650	4,063
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,120	3,104
TransDigm, Inc.:
6% 7/15/22	1,155	1,201
6.375% 6/15/26 (e)	1,890	1,928
6.5% 5/15/25	7,335	7,592
		17,888
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,768	1,958
6.125% 4/29/18	415	436
6.648% 3/15/19	560	572
6.9% 7/2/19	177	182
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	941	969
8.36% 1/20/19	715	746
		4,864
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (e)	1,630	1,659
10.75% 8/15/23 (e)	5,000	5,675
GCP Applied Technologies, Inc. 9.5% 2/1/23 (e)	1,800	2,061
HD Supply, Inc.:
5.25% 12/15/21 (e)	1,985	2,115
5.75% 4/15/24 (e)	3,090	3,291
HMAN Finance Sub Corp. 6.375% 7/15/22 (e)	510	474
Nortek, Inc. 8.5% 4/15/21	925	969
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (e)	440	449
6.125% 4/1/25 (e)	440	446
USG Corp.:
6.3% 11/15/16	170	171
7.875% 3/30/20 (e)	905	945
9.5% 1/15/18 (g)	975	1,068
		19,323
Commercial Services & Supplies - 0.2%
ADT Corp. 6.25% 10/15/21	1,140	1,248
APX Group, Inc.:
6.375% 12/1/19	9,020	9,257
7.875% 12/1/22	9,005	9,478
7.875% 12/1/22 (e)	1,165	1,226
8.75% 12/1/20	20,465	19,672
Cenveo Corp. 6% 8/1/19 (e)	730	646
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,883
6.375% 10/1/22	3,265	3,396
7.25% 12/1/20	775	803
Garda World Security Corp.:
7.25% 11/15/21 (e)	525	479
7.25% 11/15/21 (e)	3,430	3,130
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	215	213
TMS International Corp. 7.625% 10/15/21 (e)	255	219
		52,650
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (e)	475	411
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,512
Schaeffler Finance BV:
4.25% 5/15/21 (e)	1,760	1,804
4.75% 5/15/21 (e)	1,665	1,723
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	950	627
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	212	225
Xerium Technologies, Inc. 9.5% 8/15/21 (e)	2,595	2,660
		8,962
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	630	479
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	3,065	1,609
8.125% 2/15/19	975	551
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	700	487
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	151
		3,277
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,531
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,161
6.25% 10/15/22	800	841
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)	1,245	915
		2,917
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,762
2.625% 9/4/18	6,100	6,135
3.375% 6/1/21	3,689	3,818
3.75% 2/1/22	6,505	6,794
3.875% 4/1/21	5,301	5,586
4.25% 9/15/24	4,566	4,800
4.75% 3/1/20	4,617	4,986
Aircastle Ltd. 5.5% 2/15/22	1,340	1,456
Ashtead Capital, Inc. 5.625% 10/1/24 (e)	1,825	1,919
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,950
6.25% 5/15/19	3,035	3,303
7.125% 9/1/18 (e)	5,560	6,117
8.25% 12/15/20	4,165	4,982
8.625% 1/15/22	3,910	4,858
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	365	356
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,248
5.5% 7/15/25	975	1,005
		65,075
TOTAL INDUSTRIALS		177,487
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (e)	5,480	5,436
6.5% 6/15/19	5,408	5,915
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	6,026
6.5% 1/15/28	1,110	1,193
		18,570
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	746
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	13,573	13,952
5.875% 6/15/21 (e)	1,790	1,893
7.125% 6/15/24 (e)	1,740	1,885
Micron Technology, Inc. 7.5% 9/15/23 (e)	1,750	1,929
Sanmina Corp. 4.375% 6/1/19 (e)	1,295	1,352
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,107
6.55% 10/1/17	815	860
		23,724
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	940
Rackspace Hosting, Inc. 6.5% 1/15/24 (e)	6,440	6,763
VeriSign, Inc. 4.625% 5/1/23	1,225	1,253
		8,956
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,793
Everi Payments, Inc. 10% 1/15/22	565	533
Xerox Corp. 2.95% 3/15/17	947	953
		3,279
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 6% 4/1/22 (e)	365	380
Micron Technology, Inc.:
5.25% 1/15/24 (e)	2,494	2,387
5.5% 2/1/25	1,695	1,642
5.875% 2/15/22	880	889
NXP BV/NXP Funding LLC 5.75% 2/15/21 (e)	1,595	1,663
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (e)	2,675	2,932
		9,893
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	1,255	1,373
BMC Software, Inc. 7.25% 6/1/18	1,125	1,094
Open Text Corp. 5.875% 6/1/26 (e)	5,700	5,970
Parametric Technology Corp. 6% 5/15/24	585	633
		9,070
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	7,169
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	6,577	6,872
4.9% 10/15/25 (e)	6,577	7,014
6.35% 10/15/45 (e)	6,577	6,788
Western Digital Corp. 10.5% 4/1/24 (e)	2,750	3,108
		30,951
TOTAL INFORMATION TECHNOLOGY		104,443
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (e)	1,790	2,121
10% 10/15/25 (e)	960	1,140
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	2,852	2,560
LSB Industries, Inc. 7.75% 8/1/19	425	438
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,099
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,680	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (e)	4,355	4,126
10.375% 5/1/21 (e)	480	504
Tronox Finance LLC 6.375% 8/15/20	2,105	1,905
		16,893
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (e)	1,600	1,688
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	405	368
		2,056
Containers & Packaging - 0.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(g)	954	977
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	680	695
6.75% 1/31/21 (e)	785	813
7% 11/15/20 (e)	126	126
7.25% 5/15/24 (e)	3,410	3,627
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (e)	12,285	12,316
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,135	2,175
Owens-Illinois, Inc. 7.8% 5/15/18	350	383
Sealed Air Corp. 6.5% 12/1/20 (e)	1,065	1,219
		22,331
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(g)	2,727	2,979
6.75% 10/19/75 (e)(g)	6,773	7,722
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (e)	585	623
7.125% 5/1/18 (e)	93	95
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	7,189	7,607
4.5% 8/13/23 (Reg. S)	8,600	9,219
4.875% 11/4/44 (e)	1,735	1,804
4.875% 11/4/44 (Reg. S)	4,000	4,160
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (e)	1,085	1,194
New Gold, Inc.:
6.25% 11/15/22 (e)	615	635
7% 4/15/20 (e)	345	355
Teck Resources Ltd.:
8% 6/1/21 (e)	1,255	1,355
8.5% 6/1/24 (e)	3,430	3,859
Walter Energy, Inc. 9.5% 10/15/19 (e)(h)	800	0
		41,607
TOTAL MATERIALS		82,887
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (e)	2,300	2,421
6.625% 2/15/23 (e)	2,620	2,728
7.5% 5/15/26 (e)	3,625	3,815
Altice Finco SA:
7.625% 2/15/25 (e)	4,785	4,845
8.125% 1/15/24 (e)	574	601
AT&T, Inc.:
2.45% 6/30/20	4,383	4,471
3.6% 2/17/23	9,655	10,192
4.8% 6/15/44	13,836	14,705
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	94
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,726
CenturyLink, Inc.:
5.15% 6/15/17	440	451
6% 4/1/17	3,101	3,182
6.15% 9/15/19	3,331	3,614
Embarq Corp. 7.995% 6/1/36	19,626	20,350
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	1,340	1,370
Frontier Communications Corp.:
8.875% 9/15/20	850	927
10.5% 9/15/22	1,400	1,523
GCI, Inc. 6.875% 4/15/25	1,350	1,391
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,463
8.125% 6/1/23	1,090	323
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,353
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,205
6.125% 1/15/21	1,405	1,458
Sable International Finance Ltd. 6.875% 8/1/22 (e)	1,915	1,982
SBA Communications Corp. 5.625% 10/1/19	1,870	1,924
SFR Group SA:
6% 5/15/22 (e)	13,815	14,119
6.25% 5/15/24 (e)	660	665
7.375% 5/1/26 (e)	6,280	6,484
Sprint Capital Corp.:
6.875% 11/15/28	7,345	6,611
6.9% 5/1/19	8,975	9,065
8.75% 3/15/32	2,620	2,600
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,251
4.5% 9/15/20	38,502	42,489
5.012% 8/21/54	19,396	21,267
6.25% 4/1/37	3,729	4,786
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	1,670	1,691
7.375% 4/23/21 (e)	575	592
		207,734
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 2.375% 9/8/16	307	307
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	3,050	3,145
Digicel Group Ltd. 6% 4/15/21 (e)	2,005	1,832
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,580
7.5% 4/1/21	3,895	2,931
8% 2/15/24 (e)	7,660	7,689
Neptune Finco Corp.:
6.625% 10/15/25 (e)	1,460	1,586
10.125% 1/15/23 (e)	7,200	8,222
10.875% 10/15/25 (e)	4,485	5,259
Sprint Communications, Inc.:
6% 12/1/16	3,780	3,818
6% 11/15/22	13,720	12,417
8.375% 8/15/17	4,665	4,859
9% 11/15/18 (e)	6,595	7,263
Sprint Corp.:
7.125% 6/15/24	5,215	4,863
7.25% 9/15/21	2,830	2,798
7.625% 2/15/25	775	736
7.875% 9/15/23	6,615	6,430
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	710
6% 3/1/23	2,590	2,746
6% 4/15/24	2,980	3,174
6.25% 4/1/21	565	590
6.464% 4/28/19	420	428
6.5% 1/15/24	7,235	7,778
6.5% 1/15/26	2,425	2,654
6.542% 4/28/20	1,475	1,523
6.625% 4/1/23	15,005	16,008
6.633% 4/28/21	1,335	1,398
6.731% 4/28/22	985	1,035
6.836% 4/28/23	385	413
		114,192
TOTAL TELECOMMUNICATION SERVICES		321,926
UTILITIES - 1.3%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,189
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,934	4,440
6.4% 9/15/20 (e)	10,769	12,213
Edison International 3.75% 9/15/17	3,355	3,444
Entergy Corp. 4% 7/15/22	6,500	6,988
Eversource Energy 1.45% 5/1/18	1,511	1,512
Exelon Corp. 3.95% 6/15/25	5,966	6,517
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,120
4.25% 3/15/23	23,348	24,692
7.375% 11/15/31	31,788	41,475
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	8,544
InterGen NV 7% 6/30/23 (e)	9,075	7,442
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,718
LG&E and KU Energy LLC 3.75% 11/15/20	745	799
Nevada Power Co.:
6.5% 5/15/18	5,100	5,538
6.5% 8/1/18	1,191	1,304
NRG Yield Operating LLC 5% 9/15/26 (e)	6,125	6,110
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (e)	4,434	4,744
NV Energy, Inc. 6.25% 11/15/20	1,666	1,959
Pennsylvania Electric Co. 6.05% 9/1/17	450	468
PG&E Corp. 2.4% 3/1/19	791	806
Progress Energy, Inc. 4.4% 1/15/21	336	368
RJS Power Holdings LLC 4.625% 7/15/19 (e)	2,150	2,021
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,233
West Penn Power Co. 5.95% 12/15/17 (e)	10,500	11,018
		179,662
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,901
Southern Natural Gas Co. 5.9% 4/1/17 (e)(g)	260	267
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,877
Texas Eastern Transmission LP 6% 9/15/17 (e)	948	988
		5,033
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (e)	6,000	6,090
5.375% 1/15/23	1,475	1,476
5.75% 1/15/25	635	633
6% 1/15/22 (e)	1,115	1,169
7.875% 1/15/23 (e)	2,038	2,150
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,532
Dynegy, Inc.:
5.875% 6/1/23	635	576
6.75% 11/1/19	1,075	1,102
7.375% 11/1/22	7,010	6,922
7.625% 11/1/24	8,735	8,560
Emera U.S. Finance LP:
2.15% 6/15/19 (e)	1,742	1,763
2.7% 6/15/21 (e)	1,715	1,753
3.55% 6/15/26 (e)	2,743	2,887
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	14,399
12.25% 3/1/22 (e)(h)	15,373	18,735
NRG Energy, Inc.:
6.625% 3/15/23	6,445	6,574
6.625% 1/15/27 (e)	4,390	4,398
7.25% 5/15/26 (e)	790	820
PPL Energy Supply LLC 6.5% 6/1/25	1,100	943
TerraForm Power Operating LLC:
5.875% 2/1/23 (e)	11,585	11,672
6.125% 6/15/25 (e)	1,200	1,221
TXU Corp.:
5.55% 11/15/14 (h)	61	37
6.5% 11/15/24 (h)	3,550	2,130
6.55% 11/15/34 (h)	7,200	4,320
		105,862
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9311% 9/30/66 (g)	19,347	15,284
3.4561% 6/30/66 (g)	2,474	2,177
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,918
6.4% 3/15/18	983	1,052
6.8% 1/15/19	2,710	3,025
Puget Energy, Inc. 6% 9/1/21	691	798
Sempra Energy 6% 10/15/39	5,386	7,004
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,314
		38,572
TOTAL UTILITIES		329,129

TOTAL NONCONVERTIBLE BONDS		4,705,923

TOTAL CORPORATE BONDS
(Cost $4,542,523)		4,708,658

U.S. Government and Government Agency Obligations - 4.1%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$86,303	$89,739
1.375% 2/15/44	72,869	86,998
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,082	79,309

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		256,046

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds 3% 11/15/45	258,378	301,020
U.S. Treasury Notes:
1% 8/15/18	32,700	32,809
1.625% 6/30/20	60,496	61,689
1.625% 5/15/26	78,132	78,358
2% 9/30/20	159,238	164,668
2% 8/15/25	154,514	160,037

TOTAL U.S. TREASURY OBLIGATIONS		798,581

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $998,710)		1,054,627

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
2.5% 1/1/28 to 4/1/43	9,043	9,334
2.803% 6/1/36 (g)	105	110
3% 5/1/27 to 8/1/45	16,992	17,733
3.005% 7/1/37 (g)	189	201
3.5% 11/1/25 to 5/1/46	28,123	29,918
4% 11/1/31 to 4/1/46	18,163	19,587
4% 9/1/46 (i)	2,600	2,785
4.5% 11/1/19 to 8/1/44	6,361	6,956
5% 6/1/39 to 10/1/41	3,803	4,232
5.5% 4/1/39	131	151
6% 7/1/35 to 8/1/37	2,137	2,454
6.5% 7/1/32 to 8/1/36	372	433

TOTAL FANNIE MAE		93,894

Freddie Mac - 0.2%
2.5% 7/1/31	369	382
3% 2/1/31 to 7/1/45	15,811	16,509
3.5% 6/1/32 to 5/1/46	16,728	17,734
3.581% 10/1/35 (g)	101	108
4% 6/1/24 to 6/1/45	12,346	13,279
4.5% 3/1/41 to 4/1/41	5,816	6,385
5% 3/1/19 to 7/1/41	2,237	2,472
5.5% 1/1/38 to 6/1/41	6,316	7,160
6% 7/1/37 to 8/1/37	182	209
6.5% 3/1/36	1,462	1,703

TOTAL FREDDIE MAC		65,941

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	783	824
3.5% 11/20/41 to 6/20/46	14,316	15,267
3.5% 9/1/46 (i)	1,990	2,111
4% 8/15/39 to 7/20/45	6,694	7,199
4.5% 4/20/41	1,861	2,040
5% 2/15/39 to 5/15/39	594	670
5.5% 6/15/35 to 9/15/39	1,989	2,291

TOTAL GINNIE MAE		30,402

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $186,354)		190,237

Asset-Backed Securities - 0.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (g)	$504	$470
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (g)	171	164
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (g)	32	30
Series 2004-R2 Class M3, 1.3129% 4/25/34 (g)	68	52
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (g)	36	33
Series 2004-W11 Class M2, 1.5744% 11/25/34 (g)	426	412
Series 2004-W7 Class M1, 1.3129% 5/25/34 (g)	1,011	930
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (g)	856	292
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (g)	1,183	1,023
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (g)	12	2
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	7,803	7,816
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (g)	1,368	785
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (g)	45	40
Series 2004-4 Class M2, 1.3194% 6/25/34 (g)	69	64
Series 2004-7 Class AF5, 5.868% 1/25/35 (g)	1,085	1,116
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (g)	217	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (g)	7	6
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (g)	720	618
Class M4, 1.5444% 1/25/35 (g)	264	141
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (e)(g)	772	641
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (e)(g)	366	339
Class B, 0.7877% 11/15/34 (e)(g)	132	118
Class C, 0.8877% 11/15/34 (e)(g)	220	193
Class D, 1.2577% 11/15/34 (e)(g)	84	72
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (g)	172	160
Series 2003-3 Class M1, 1.8144% 8/25/33 (g)	308	289
Series 2003-5 Class A2, 1.2244% 12/25/33 (g)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (g)	1,137	796
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (e)(g)	1,947	1,954
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (g)	1,988	921
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (g)	26	25
Series 2006-A Class 2C, 1.7901% 3/27/42 (g)	2,016	995
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (g)	206	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (g)	70	58
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (g)	126	119
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (g)	28	24
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (g)	991	954
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (g)	44	37
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (g)	155	139
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (g)	118	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (g)	1,083	1,019
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (g)	405	370
Class M4, 2.6994% 9/25/34 (g)	519	322
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (g)	1,120	998
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (g)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (g)	486	451
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (g)	328	310
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (g)	29	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (g)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (e)(g)	1,469	647
TOTAL ASSET-BACKED SECURITIES
(Cost $21,945)		26,254

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (g)	632	611
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (g)	316	313
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (g)	742	667
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (g)	457	422
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (g)	549	531
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (e)(g)	213	174
Class B6, 3.3243% 6/10/35 (e)(g)	45	34
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (g)	16	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (g)	37	36
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7244% 9/25/36 (g)	687	676
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (g)	1,602	1,541

TOTAL PRIVATE SPONSOR		5,021

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	8,543	8,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,700)		13,544

Commercial Mortgage Securities - 1.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (g)(k)	136	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (g)	115	114
Series 2007-3 Class A4, 5.5433% 6/10/49 (g)	10,175	10,318
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,541	1,552
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (e)(g)	20	18
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (e)(g)	198	169
Class M1, 0.9644% 11/25/35 (e)(g)	26	22
Class M2, 1.0144% 11/25/35 (e)(g)	33	26
Class M3, 1.0344% 11/25/35 (e)(g)	29	23
Class M4, 1.1244% 11/25/35 (e)(g)	37	28
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (e)(g)	511	439
Class B1, 1.9244% 1/25/36 (e)(g)	22	17
Class M1, 0.9744% 1/25/36 (e)(g)	165	136
Class M2, 0.9944% 1/25/36 (e)(g)	49	40
Class M3, 1.0244% 1/25/36 (e)(g)	72	58
Class M4, 1.1344% 1/25/36 (e)(g)	40	32
Class M5, 1.1744% 1/25/36 (e)(g)	40	31
Class M6, 1.2244% 1/25/36 (e)(g)	42	32
Series 2006-1:
Class A2, 0.8844% 4/25/36 (e)(g)	80	68
Class M1, 0.9044% 4/25/36 (e)(g)	29	24
Class M2, 0.9244% 4/25/36 (e)(g)	30	25
Class M3, 0.9444% 4/25/36 (e)(g)	26	21
Class M4, 1.0444% 4/25/36 (e)(g)	15	12
Class M5, 1.0844% 4/25/36 (e)(g)	14	11
Class M6, 1.1644% 4/25/36 (e)(g)	29	22
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (e)(g)	69	55
Class M2, 0.8544% 7/25/36 (e)(g)	48	38
Class M3, 0.8744% 7/25/36 (e)(g)	40	31
Class M4, 0.9444% 7/25/36 (e)(g)	27	21
Class M5, 0.9944% 7/25/36 (e)(g)	33	26
Series 2006-3A Class M4, 0.9544% 10/25/36 (e)(g)	22	16
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (e)(g)	1,517	1,265
Class M1, 0.8144% 12/25/36 (e)(g)	101	70
Class M2, 0.8344% 12/25/36 (e)(g)	67	41
Class M3, 0.8644% 12/25/36 (e)(g)	68	36
Series 2007-1 Class A2, 0.7944% 3/25/37 (e)(g)	303	256
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (e)(g)	325	280
Class A2, 0.8444% 7/25/37 (e)(g)	305	242
Class M1, 0.8944% 7/25/37 (e)(g)	107	81
Class M2, 0.9344% 7/25/37 (e)(g)	59	42
Class M3, 1.0144% 7/25/37 (e)(g)	46	32
Series 2007-3:
Class A2, 0.8144% 7/25/37 (e)(g)	319	253
Class M1, 0.8344% 7/25/37 (e)(g)	64	48
Class M2, 0.8644% 7/25/37 (e)(g)	68	49
Class M3, 0.8944% 7/25/37 (e)(g)	106	72
Class M4, 1.0244% 7/25/37 (e)(g)	167	112
Class M5, 1.1244% 7/25/37 (e)(g)	82	40
Series 2007-4A Class M1, 1.4379% 9/25/37 (e)(g)	54	18
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	698	27
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(k)	13,541	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (g)	391	398
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,002	4,110
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g)	34	28
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (e)(g)	43	42
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (e)(g)	2,157	2,133
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(g)	1,100	1,109
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7119% 12/10/49 (g)	3,035	3,096
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,745	4,764
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (e)(g)	96	96
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (g)	285	289
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	603	618
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (e)(g)	1,198	1,177
Class C, 2.7577% 3/15/17 (e)(g)	1,167	1,143
Class D, 3.7077% 3/15/17 (e)(g)	1,766	1,732
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(g)	6,410	6,626
Class CFX, 3.4949% 12/15/34 (e)(g)	5,380	5,488
Class DFX, 3.4949% 12/15/34 (e)(g)	4,559	4,588
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,161
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	21,658	21,781
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	494	494
Class A4, 5.56% 11/10/39	103	103
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,180	1,183
Class DFX, 4.4065% 11/5/30 (e)	11,029	11,065
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1577% 4/15/27 (e)(g)	1,775	1,741
Class D, 2.7577% 4/15/27 (e)(g)	3,781	3,682
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	100	100
Series 2006-LDP9 Class A3, 5.336% 5/15/47	9,314	9,335
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (g)	3,131	3,179
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (g)	30,062	30,543
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,905	11,014
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	8	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (g)	636	654
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	5,424	5,458
Series 2007-C2 Class A3, 5.43% 2/15/40	979	989
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	857	871
Series 2007-C7 Class A3, 5.866% 9/15/45	1,332	1,382
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (e)(g)	205	205
Series 2008-C1 Class A4, 5.69% 2/12/51	1,347	1,388
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,566	5,599
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	7,400	7,488
Series 2007-7 Class A4, 5.7387% 6/12/50 (g)	2,814	2,868
Series 2007-8 Class A3, 5.8755% 8/12/49 (g)	767	785
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (e)(g)	272	271
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (g)	21,525	22,152
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,384
Class AAB, 5.654% 4/15/49	158	158
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	113	55
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	15,849
Series 2007-C31:
Class A4, 5.509% 4/15/47	38,635	39,059
Class A5, 5.5% 4/15/47	20,438	20,836
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (g)	20,157	20,485
Class A5, 5.9484% 2/15/51 (g)	10,259	10,551
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,449
Class D, 5.513% 12/15/43 (g)	1,459	1,248
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $329,000)		320,391

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,701
7.5% 4/1/34	7,195	11,106
7.55% 4/1/39	27,365	44,591
7.625% 3/1/40	2,445	3,947
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,183
Series 2010 C1, 7.781% 1/1/35	6,325	7,279
6.05% 1/1/29	400	415
6.314% 1/1/44	12,335	12,551
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,612
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,535
4.95% 6/1/23	1,700	1,794
5.1% 6/1/33	55,420	54,033
Series 2010-1, 6.63% 2/1/35	25,440	27,901
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,637
7.35% 7/1/35	4,495	5,178
Series 2010-5, 6.2% 7/1/21	1,915	2,078
Series 2011:
5.365% 3/1/17	185	189
5.665% 3/1/18	8,840	9,289
5.877% 3/1/19	19,390	21,036
Series 2013, 4% 12/1/20	6,040	6,259
TOTAL MUNICIPAL SECURITIES
(Cost $247,391)		258,479

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$234	$234
Diversified Consumer Services - 0.0%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (g)	6,377	6,361
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (g)	4,160	4,133
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	213	212
		10,706
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	9,880	9,654
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	6,188	5,949
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	6,874
		22,477
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (g)	1,554	1,559
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	875	873
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (g)	3,187	2,212
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.75% 7/7/23 (g)	435	414
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	721	721
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (g)	9,160	9,114
		13,334
Specialty Retail - 0.0%
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (g)	9,950	10,031

TOTAL CONSUMER DISCRETIONARY		58,341

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC:
Tranche B 5LN, term loan 4.75% 12/21/22 (g)	3,781	3,802
Tranche B 6LN, term loan 4.75% 6/22/23 (g)	762	766
		4,568
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (g)	299	301

TOTAL CONSUMER STAPLES		4,869

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (g)	2,909	1,959
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	374	99
		2,058
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (g)	1,675	816
California Resources Corp. Tranche 1LN, term loan 12/31/21 (l)	1,805	1,891
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/16/21 (g)	2,530	2,609
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (g)	945	847
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	532	535
		6,698

TOTAL ENERGY		8,756

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
UFC Holdings LLC Tranche B 1LN, term loan 5% 8/18/23 (g)	2,265	2,270
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (g)	530	533

TOTAL FINANCIALS		2,803

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,328
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	2,895	2,787
		5,115
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (g)	1,323	1,317

TOTAL HEALTH CARE		6,432

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (g)	8,378	8,548
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	1,147	1,151
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	572	570
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,758
Sybil Software LLC. Tranche B, term loan 8/3/22 (l)	665	666
		17,693
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,401	1,332
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (g)	523	526

TOTAL MATERIALS		1,858

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (g)	41	41
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	6,645	6,303

TOTAL TELECOMMUNICATION SERVICES		6,344

UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (g)	801	803
Tranche B, term loan 5% 10/31/17 (g)	3,514	3,522
		4,325
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (g)	20,352	20,428

TOTAL UTILITIES		24,753

TOTAL BANK LOAN OBLIGATIONS
(Cost $133,603)		131,849

Bank Notes - 0.2%
Capital One NA 1.65% 2/5/18	6,500	6,509
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$9,283
3.1% 6/4/20	8,635	8,883
8.7% 11/18/19	532	617
Huntington National Bank 1.3% 11/20/16	3,560	3,561
Marshall & Ilsley Bank 5% 1/17/17	7,888	7,984
RBS Citizens NA 2.5% 3/14/19	4,029	4,090
Regions Bank 7.5% 5/15/18	11,552	12,613
Wachovia Bank NA 6% 11/15/17	7,010	7,389
TOTAL BANK NOTES
(Cost $59,743)		60,929

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (g)(m)	$3,820	$3,800
6.1% (g)(m)	1,680	1,813
Barclays Bank PLC 7.625% 11/21/22	10,805	12,363
Citigroup, Inc.:
5.35% (g)(m)	14,740	14,789
5.95% (g)(m)	5,000	5,104
5.95% (g)(m)	1,325	1,385
Credit Agricole SA:
6.625% (e)(g)(m)	11,470	11,278
7.875% (e)(g)(m)	2,225	2,311
JPMorgan Chase & Co.:
5.15% (g)(m)	5,940	6,056
6% (g)(m)	21,680	22,965
Royal Bank of Scotland Group PLC:
7.5% (g)(m)	2,245	2,156
8% (g)(m)	10,980	10,776
8.625% (g)(m)	2,380	2,437
Standard Chartered PLC 7.5% (e)(g)(m)	3,195	3,201
		100,434
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(m)	4,850	4,984
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (e)(g)(m)	4,240	4,616
TOTAL PREFERRED SECURITIES
(Cost $107,728)		110,034
	Shares	Value (000s)

Fixed-Income Funds - 5.6%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,373,561)	13,095,819	1,450,362

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (o)	376,328,788	376,329
Fidelity Securities Lending Cash Central Fund 0.44% (o)(p)	72,260,067	72,260
TOTAL MONEY MARKET FUNDS
(Cost $448,589)		448,589
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $21,263,954)		25,757,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,227
NET ASSETS - 100%		$25,763,124

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31
(Proceeds $1,860)	(1,800)	$(1,859)

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,503,000 or 1.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,153,400,000 or 4.5% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A unit	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,125
Fidelity Mortgage Backed Securities Central Fund	31,930
Fidelity Securities Lending Cash Central Fund	1,734
Total	$35,789

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$232,150	$--	$1,450,362	19.8%
Total	$1,199,354	$232,150	$--	$1,450,362

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$783	$--	$--
Corindus Vascular Robotics, Inc.	4,605	--	--	--	1,539
Corindus Vascular Robotics, Inc.	17,500	--	--	--	5,850
Total	$25,545	$--	$783	$--	$7,389

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,992,603	$2,664,583	$55,465	$272,555
Consumer Staples	1,619,117	1,604,138	14,975	4
Energy	862,006	861,948	--	58
Financials	2,312,692	2,233,430	29,262	50,000
Health Care	2,754,253	2,728,016	4,751	21,486
Industrials	1,270,726	1,248,723	21,654	349
Information Technology	4,447,484	4,341,224	--	106,260
Materials	419,740	419,740	--	--
Telecommunication Services	178,171	178,171	--	--
Utilities	127,141	127,141	--	--
Corporate Bonds	4,708,658	--	4,708,653	5
U.S. Government and Government Agency Obligations	1,054,627	--	1,054,627	--
U.S. Government Agency - Mortgage Securities	190,237	--	190,237	--
Asset-Backed Securities	26,254	--	22,462	3,792
Collateralized Mortgage Obligations	13,544	--	13,544	--
Commercial Mortgage Securities	320,391	--	319,975	416
Municipal Securities	258,479	--	258,479	--
Bank Loan Obligations	131,849	--	124,741	7,108
Bank Notes	60,929	--	60,929	--
Preferred Securities	110,034	--	110,034	--
Fixed-Income Funds	1,450,362	1,450,362	--	--
Other	11	--	--	11
Money Market Funds	448,589	448,589	--	--
Total Investments in Securities:	$25,757,897	$18,306,065	$6,989,788	$462,044
Other Financial Instruments:
TBA Sale Commitments	$(1,859)	$--	$(1,859)	$--
Total Other Financial Instruments:	$(1,859)	$--	$(1,859)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	54,683
Net Unrealized Gain (Loss) on Investment Securities	(72,596)
Cost of Purchases	65,098
Proceeds of Sales	(168,376)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$272,555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$80,485
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	559
Net Unrealized Gain (Loss) on Investment Securities	40,402
Cost of Purchases	70,801
Proceeds of Sales	(31,528)
Amortization/Accretion	260
Transfers into Level 3	4,461
Transfers out of Level 3	--
Ending Balance	$189,489
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$37,716

The information used in the above reconciliations represent fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.1%
AAA,AA,A	4.1%
BBB	9.2%
BB	4.5%
B	2.2%
CCC,CC,C	1.5%
D	0.0%
Not Rated	0.3%
Equities	66.0%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Ireland	3.1%
Canada	1.8%
United Kingdom	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $70,200) — See accompanying schedule: Unaffiliated issuers (cost $19,424,304)	$23,851,557
Fidelity Central Funds (cost $1,822,150)	1,898,951
Other affiliated issuers (cost $17,500)	7,389
Total Investments (cost $21,263,954)		$25,757,897
Cash		1,937
Restricted cash		290
Receivable for investments sold
Regular delivery		260,837
Delayed delivery		5
Receivable for TBA sale commitments		1,860
Receivable for fund shares sold		9,025
Dividends receivable		25,200
Interest receivable		71,580
Distributions receivable from Fidelity Central Funds		232
Prepaid expenses		84
Other receivables		9,995
Total assets		26,138,942
Liabilities
Payable for investments purchased
Regular delivery	$264,509
Delayed delivery	4,892
TBA sale commitments, at value	1,859
Payable for fund shares redeemed	19,684
Accrued management fee	8,591
Other affiliated payables	2,759
Other payables and accrued expenses	1,264
Collateral on securities loaned, at value	72,260
Total liabilities		375,818
Net Assets		$25,763,124
Net Assets consist of:
Paid in capital		$21,081,780
Undistributed net investment income		107,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,456
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,493,925
Net Assets		$25,763,124
Puritan:
Net Asset Value, offering price and redemption price per share ($19,754,360 ÷ 937,464 shares)		$21.07
Class K:
Net Asset Value, offering price and redemption price per share ($6,008,764 ÷ 285,296 shares)		$21.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$257,812
Interest		288,420
Income from Fidelity Central Funds		35,789
Total income		582,021
Expenses
Management fee	$99,997
Transfer agent fees	30,122
Accounting and security lending fees	2,213
Custodian fees and expenses	255
Independent trustees' fees and expenses	112
Registration fees	298
Audit	345
Legal	171
Miscellaneous	245
Total expenses before reductions	133,758
Expense reductions	(624)	133,134
Net investment income (loss)		448,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	211,951
Other affiliated issuers	(14,975)
Foreign currency transactions	226
Total net realized gain (loss)		197,202
Change in net unrealized appreciation (depreciation) on: Investment securities	1,166,169
Assets and liabilities in foreign currencies	(12)
Delayed delivery commitments	104
Total change in net unrealized appreciation (depreciation)		1,166,261
Net gain (loss)		1,363,463
Net increase (decrease) in net assets resulting from operations		$1,812,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$448,887	$545,818
Net realized gain (loss)	197,202	1,580,148
Change in net unrealized appreciation (depreciation)	1,166,261	(1,897,342)
Net increase (decrease) in net assets resulting from operations	1,812,350	228,624
Distributions to shareholders from net investment income	(425,000)	(532,058)
Distributions to shareholders from net realized gain	(1,256,829)	(1,690,057)
Total distributions	(1,681,829)	(2,222,115)
Share transactions - net increase (decrease)	881,968	2,230,548
Total increase (decrease) in net assets	1,012,489	237,057
Net Assets
Beginning of period	24,750,635	24,513,578
End of period	$25,763,124	$24,750,635
Other Information
Undistributed net investment income end of period	$107,963	$94,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$22.91	$20.98	$19.53	$17.72
Income from Investment Operations
Net investment income (loss)A	.36	.47B	.36	.36	.38
Net realized and unrealized gain (loss)	1.10	(.33)	3.60	1.79	1.78
Total from investment operations	1.46	.14	3.96	2.15	2.16
Distributions from net investment income	(.34)	(.46)	(.35)	(.35)	(.35)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(1.41)	(2.03)	(2.03)	(.70)	(.35)
Net asset value, end of period	$21.07	$21.02	$22.91	$20.98	$19.53
Total ReturnC	7.36%	.87%	20.17%	11.29%	12.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.56%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.56%	.56%	.56%	.58%	.59%
Expenses net of all reductions	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.77%	2.13%B	1.68%	1.79%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$19,754	$18,812	$18,351	$15,934	$15,472
Portfolio turnover rateF	36%	106%	160%	229%G	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$22.90	$20.98	$19.52	$17.72
Income from Investment Operations
Net investment income (loss)A	.38	.49B	.39	.39	.40
Net realized and unrealized gain (loss)	1.10	(.33)	3.58	1.79	1.77
Total from investment operations	1.48	.16	3.97	2.18	2.17
Distributions from net investment income	(.36)	(.48)	(.37)	(.37)	(.37)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(1.43)	(2.05)	(2.05)	(.72)	(.37)
Net asset value, end of period	$21.06	$21.01	$22.90	$20.98	$19.52
Total ReturnC	7.48%	.96%	20.25%	11.48%	12.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.86%	2.23%B	1.78%	1.90%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$6,009	$5,939	$6,162	$5,230	$4,261
Portfolio turnover rateF	36%	106%	160%	229%G	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$-	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$3,792	Discounted cash flow	Spread	4.7% - 17.5% / 4.8%	Decrease
			Yield	3.5% - 8.8% / 5.8%	Decrease
Commercial Mortgage Securities	$416	Discounted cash flow	Spread	7.8% - 180.9% /35.7%	Decrease
			Yield	12.5%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Equities	450,712	Broker quoted	Mid price	$14.00	Increase
		Expected distribution	Recovery rate	0.0% - 0.1% / 0.1%	Increase
		Last transaction price	Transaction price	$0.01	Increase
		Market approach	Transaction price	$2.05 - $48.77 / $30.61	Increase
		Market comparable	Discount rate	1.0% - 90.0% / 10.1%	Decrease
			Price/Earnings multiple (P/E)	5.1	Increase
			Enterprise value/EBITDA multiple	4.2 - 10.3 / 10.2	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 4.7 / 2.3	Increase
			Weighted average cost of capital (WACC)	9.0%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 15.6%	Decrease
			Liquidity preference	$3.00 - $66.95 / $63.60	Increase
			Premium rate	4.0% - 17.1% / 9.6%	Increase
			Growth rate	3.5%	Increase
		Straight line	Price of underlying	$14.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Obligations	$6,874	Market comparable	Enterprise value/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,074,600
Gross unrealized depreciation	(686,034)
Net unrealized appreciation (depreciation) on securities	$4,388,566
Tax Cost	$21,369,331

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$116,156
Undistributed long-term capital gain	$177,786
Net unrealized appreciation (depreciation) on securities and other investments	$4,388,547

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$431,190	$ 744,347
Long-term Capital Gains	1,250,639	1,477,768
Total	$1,681,829	$ 2,222,115

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $113,055 representing .44% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,439,604 and $7,137,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$27,331.14
Class K	2,791.05
	$ 30,122

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $99 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,072. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $56. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,734 (including $84 from securities loaned to FCM).

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $432 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $181.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Puritan	$319,357	$395,766
Class K	105,643	136,292
Total	$425,000	$532,058
From net realized gain
Puritan	$955,970	$1,265,858
Class K	300,859	424,199
Total	$1,256,829	$1,690,057

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Puritan
Shares sold	134,463	139,702	$2,708,248	$3,047,523
Reinvestment of distributions	60,339	75,801	1,211,956	1,580,519
Shares redeemed	(152,236)	(121,760)	(3,085,310)	(2,663,052)
Net increase (decrease)	42,566	93,743	$834,894	$1,964,990
Class K
Shares sold	40,423	49,092	$815,415	$1,071,609
Reinvestment of distributions	20,247	26,893	406,502	560,491
Shares redeemed	(57,995)	(62,479)	(1,174,843)	(1,366,542)
Net increase (decrease)	2,675	13,506	$47,074	$265,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 170 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Puritan	.55%
Actual		$1,000.00	$1,100.60	$2.90
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Class K	.46%
Actual		$1,000.00	$1,101.20	$2.43
Hypothetical-C		$1,000.00	$1,022.82	$2.34

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/17/16	10/14/16	$0.107	$0.170
Fidelity Puritan Fund	10/17/16	10/14/16	$ 0.101	$0.170

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $190,201,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $155,697,817 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 18%, 44%, 82%, and 82% and Class K designates 17%, 41%, 77%, and 77% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Puritan designates 21%, 51%, 90%, and 91% and Class K designates 20%, 48%, 85%, and 85% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients , and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Balanced Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	7.73%	10.09%	6.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,823	Fidelity® Balanced Fund
$20,628	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities advanced strongly for the year ending August 31, 2016, overcoming persistent concern about global economic growth, U.S. monetary policy and the U.K.’s late-June vote to leave the European Union (Brexit). The S&P 500® index rose 12.55%, with larger-cap, value-oriented stocks and defensive sectors shining brightest. Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets then rose beginning in February amid U.S. job gains, a broad rally in energy and materials markets, global economic stimulus and perceived softening of monetary policy by the U.S. Federal Reserve. The June 23 Brexit vote resulted in a sharp two-day decline for stocks, followed by a rebound as investor sentiment shifted and remained positive through August 31. For the year, dividend-rich telecommunication services, utilities and consumer staples led the way amid strong investor demand for yield. Conversely, a strong run for real estate stocks couldn’t help financials outpace the broader market. Meanwhile, the Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, in part as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities.

Comments from Co-Portfolio Manager Robert Stansky  For the year, the fund’s share classes gained about 8%, lagging the 10.09% return of the Fidelity Balanced Hybrid Composite Index. Weak security selection in the fund’s equity subportfolio accounted for virtually all of its underperformance versus the Composite index, while overweighting stocks and underweighting bonds added value, as did security selection in the investment-grade bond subportfolio. A sizable overweighting in the stock of AMETEK, a maker of electronic instruments and motors, was our biggest relative detractor and third-largest holding at period end. A substantial underweighting in strong-performing software giant Microsoft also detracted, as did an overweighting in consumer finance company Capital One Financial. Conversely, the equity subportfolio’s top relative contributor was design-software provider Autodesk. Timely ownership of Keurig Green Mountain, maker of single-serve coffee and other beverage products, also contributed. After surging higher in early December on news the company would be taken private, Keurig was sold from the fund. The investment-grade bond subportfolio handily topped its benchmark. Both sector positioning and security selection contributed to our relative results this period. Conversely, out-of-benchmark exposure to Treasury Inflation-Protected Securities, or TIPS, detracted modestly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.4
Alphabet, Inc. Class C	1.8	2.0
AMETEK, Inc.	1.5	1.4
Roper Technologies, Inc.	1.4	1.4
Amazon.com, Inc.	1.4	1.1
	8.2

Top Five Bond Issuers as of August 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.9	6.1
Fannie Mae	4.6	4.0
Freddie Mac	2.1	2.0
Ginnie Mae	1.7	1.6
Illinois Gen. Oblig.	0.6	0.7
	14.9

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	18.5
Information Technology	12.5	12.4
Health Care	11.0	10.3
Consumer Discretionary	9.7	10.3
Consumer Staples	7.4	7.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	63.7%
Bonds	34.2%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.7%

As of February 29, 2016*
Stocks and Equity Futures	63.0%
Bonds	35.7%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.3%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	579,985	$122,963
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	4,765,700	113,757
Las Vegas Sands Corp.	796,717	40,003
Starbucks Corp.	2,990,974	168,182
		321,942
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	516,800	397,502
TripAdvisor, Inc. (a)	158,700	9,681
		407,183
Leisure Products - 0.1%
Mattel, Inc.	881,300	29,197
Media - 1.6%
Charter Communications, Inc. Class A (a)	557,707	143,448
Interpublic Group of Companies, Inc.	1,349,200	31,220
Manchester United PLC (b)	1,130,315	18,808
MDC Partners, Inc. Class A (c)	3,022,452	37,297
The Walt Disney Co.	2,283,500	215,699
		446,472
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	331,300	27,399
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	157,300	24,756
AutoZone, Inc. (a)	119,472	88,624
Home Depot, Inc.	1,762,544	236,392
L Brands, Inc.	1,831,803	139,602
Ross Stores, Inc.	2,322,536	144,555
TJX Companies, Inc.	933,148	72,263
		706,192
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	3,025,650	174,398
VF Corp.	1,886,500	117,057
		291,455

TOTAL CONSUMER DISCRETIONARY		2,352,803

CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	82,173
Molson Coors Brewing Co. Class B	50,800	5,198
Monster Beverage Corp. (a)	404,152	62,195
The Coca-Cola Co.	5,745,408	249,523
		399,089
Food & Staples Retailing - 1.5%
CVS Health Corp.	2,064,285	192,804
Kroger Co.	3,680,608	117,743
Rite Aid Corp. (a)	2,387,100	17,975
Sprouts Farmers Market LLC (a)	556,190	12,531
Wal-Mart Stores, Inc.	80,890	5,779
Walgreens Boots Alliance, Inc.	775,100	62,558
Whole Foods Market, Inc.	307,025	9,327
		418,717
Food Products - 0.4%
Bunge Ltd.	205,886	13,156
Mead Johnson Nutrition Co. Class A	694,249	59,060
The Hain Celestial Group, Inc. (a)	373,700	13,733
The Hershey Co.	181,973	18,177
TreeHouse Foods, Inc. (a)	125,800	11,917
		116,043
Household Products - 0.9%
Colgate-Palmolive Co.	2,440,000	181,390
Procter & Gamble Co.	1,028,293	89,780
		271,170
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	796,032	71,030
Nu Skin Enterprises, Inc. Class A	369,621	21,394
		92,424
Tobacco - 1.9%
Altria Group, Inc.	3,744,913	247,501
British American Tobacco PLC sponsored ADR	1,485,430	184,476
Philip Morris International, Inc.	1,015,000	101,429
		533,406

TOTAL CONSUMER STAPLES		1,830,849

ENERGY - 4.3%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	1,744,700	85,717
Dril-Quip, Inc. (a)	328,569	18,259
Independence Contract Drilling, Inc. (a)	846,233	4,265
Oceaneering International, Inc.	455,491	12,080
Schlumberger Ltd.	1,756,400	138,756
		259,077
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	1,592,202	85,135
Apache Corp.	1,169,900	58,144
Black Stone Minerals LP	848,300	13,742
Cabot Oil & Gas Corp.	1,340,050	33,005
Chevron Corp.	710,005	71,412
Cimarex Energy Co.	364,002	48,114
ConocoPhillips Co.	2,781,400	114,176
Devon Energy Corp.	1,324,100	57,373
Exxon Mobil Corp.	1,289,478	112,365
Newfield Exploration Co. (a)	824,600	35,755
Noble Energy, Inc.	1,335,130	46,035
Parsley Energy, Inc. Class A (a)	821,430	27,805
Phillips 66 Co.	897,617	70,418
Pioneer Natural Resources Co.	310,800	55,649
PrairieSky Royalty Ltd.	1,349,837	26,453
SM Energy Co.	1,093,500	41,422
Southwestern Energy Co. (a)	29,186	406
Suncor Energy, Inc. (b)	3,543,200	96,078
		993,487

TOTAL ENERGY		1,252,564

FINANCIALS - 10.7%
Banks - 3.8%
Bank of America Corp.	14,495,208	233,953
Citigroup, Inc.	5,192,812	247,905
Comerica, Inc.	904,200	42,760
Huntington Bancshares, Inc.	9,234,212	92,434
JPMorgan Chase & Co.	2,335,154	157,623
M&T Bank Corp.	505,800	59,851
Regions Financial Corp.	3,814,600	38,032
Sumitomo Mitsui Financial Group, Inc.	204,300	7,147
Synovus Financial Corp.	866,020	28,648
U.S. Bancorp	3,487,147	153,958
Zions Bancorporation	800,700	24,493
		1,086,804
Capital Markets - 1.3%
BlackRock, Inc. Class A	337,576	125,852
Charles Schwab Corp.	1,806,800	56,842
E*TRADE Financial Corp. (a)	1,155,749	30,489
Goldman Sachs Group, Inc.	491,800	83,340
Northern Trust Corp.	670,319	47,318
Oaktree Capital Group LLC Class A	286,697	12,606
		356,447
Consumer Finance - 1.5%
Capital One Financial Corp.	4,306,801	308,367
Discover Financial Services	555,700	33,342
Navient Corp.	1,136,843	16,348
OneMain Holdings, Inc. (a)	870,600	26,997
SLM Corp. (a)	7,495,034	55,576
		440,630
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	129	29,123
Class B (a)	480,000	72,235
Broadcom Ltd.	580,400	102,394
CME Group, Inc.	435,600	47,197
KBC Ancora (a)	398,674	14,642
On Deck Capital, Inc. (a)(b)	590,700	3,739
		269,330
Insurance - 1.2%
American International Group, Inc.	774,600	46,344
Chubb Ltd.	989,337	125,577
Dai-ichi Mutual Life Insurance Co.	505,000	7,026
Direct Line Insurance Group PLC	4,917,744	23,829
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	10,754
Marsh & McLennan Companies, Inc.	1,483,777	100,348
MetLife, Inc.	405,447	17,596
Unum Group	593,900	21,149
		352,623
Real Estate Investment Trusts - 1.8%
Altisource Residential Corp. Class B	2,273,217	24,937
American Tower Corp.	1,305,700	148,040
Boston Properties, Inc.	326,297	45,724
Coresite Realty Corp.	90,800	7,084
Duke Realty LP	767,000	21,568
Equinix, Inc.	97,500	35,943
Extra Space Storage, Inc.	587,121	47,293
FelCor Lodging Trust, Inc.	1,307,200	9,294
Omega Healthcare Investors, Inc.	229,600	8,312
Outfront Media, Inc.	1,419,062	31,673
Store Capital Corp.	3,114,500	92,283
Sun Communities, Inc.	246,242	18,842
VEREIT, Inc.	3,011,500	31,470
		522,463
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,749,803	52,302
Mitsubishi Estate Co. Ltd.	399,000	7,547
		59,849

TOTAL FINANCIALS		3,088,146

HEALTH CARE - 9.9%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	624,104	78,550
Amgen, Inc.	1,234,258	209,898
Biogen, Inc. (a)	371,185	113,445
Celgene Corp. (a)	760,800	81,208
Gilead Sciences, Inc.	619,328	48,543
Regeneron Pharmaceuticals, Inc. (a)	178,700	70,149
Shire PLC sponsored ADR	439,100	82,191
Vertex Pharmaceuticals, Inc. (a)	836,800	79,086
		763,070
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	2,686,800	112,899
Boston Scientific Corp. (a)	7,343,168	174,914
Danaher Corp.	2,230,566	181,590
Edwards Lifesciences Corp. (a)	660,564	76,071
Intuitive Surgical, Inc. (a)	46,000	31,575
Medtronic PLC	2,935,024	255,435
The Cooper Companies, Inc.	107,437	19,975
Wright Medical Group NV (a)	1,187,800	29,410
		881,869
Health Care Providers & Services - 1.8%
Cigna Corp.	674,560	86,519
Henry Schein, Inc. (a)	430,104	70,447
Humana, Inc.	46,300	8,274
McKesson Corp.	542,448	100,147
UnitedHealth Group, Inc.	1,500,100	204,089
Universal Health Services, Inc. Class B	371,100	44,729
		514,205
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	739,465	40,005
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,244,100	58,448
Thermo Fisher Scientific, Inc.	652,597	99,319
		157,767
Pharmaceuticals - 1.7%
Allergan PLC (a)	856,443	200,870
Bristol-Myers Squibb Co.	1,750,541	100,464
GlaxoSmithKline PLC sponsored ADR	1,905,600	82,817
Horizon Pharma PLC (a)	486,800	9,152
Merck & Co., Inc.	456,500	28,664
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,467,000	73,922
		495,889

TOTAL HEALTH CARE		2,852,805

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	471,300	55,005
TransDigm Group, Inc. (a)	249,600	71,183
United Technologies Corp.	1,590,500	169,277
		295,465
Electrical Equipment - 2.4%
AMETEK, Inc.	8,799,061	428,954
Fortive Corp.	3,983,533	209,813
SolarCity Corp. (a)	862,593	17,821
Sunrun, Inc. (a)(b)(c)	5,288,285	32,153
		688,741
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	2,329,714	413,641
Machinery - 0.3%
Pentair PLC	1,341,132	85,900
SPX Flow, Inc. (a)	156,800	4,611
		90,511
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	2,001,616	166,234

TOTAL INDUSTRIALS		1,654,592

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	70,400	8,640
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	3,379,600	71,614
Samsung SDI Co. Ltd.	243,061	25,157
		96,771
Internet Software & Services - 4.0%
2U, Inc. (a)	1,128,747	39,890
58.com, Inc. ADR (a)	1,055,567	48,028
Alphabet, Inc.:
Class A	33,400	26,381
Class C (a)	686,624	526,675
Box, Inc. Class A (a)(b)	702,500	9,652
Cornerstone OnDemand, Inc. (a)	841,400	36,954
Facebook, Inc. Class A (a)	2,511,807	316,789
Just Dial Ltd.	1,005,448	7,448
New Relic, Inc. (a)	1,976,287	72,530
Shopify, Inc. Class A (a)	188,300	7,788
SPS Commerce, Inc. (a)	44,700	2,918
Yahoo!, Inc. (a)	1,423,700	60,863
		1,155,916
IT Services - 0.4%
Alliance Data Systems Corp. (a)	34,600	7,078
Blackhawk Network Holdings, Inc. (a)	634,527	21,733
Global Payments, Inc.	172,500	13,101
Travelport Worldwide Ltd.	5,134,362	70,495
		112,407
Semiconductors & Semiconductor Equipment - 1.9%
Intersil Corp. Class A	412,760	8,148
Lam Research Corp.	392,800	36,656
Marvell Technology Group Ltd.	3,522,377	43,677
Micron Technology, Inc. (a)	696,111	11,479
NVIDIA Corp.	486,273	29,828
NXP Semiconductors NV (a)	858,500	75,565
Qorvo, Inc. (a)	4,007,817	230,169
Qualcomm, Inc.	1,010,544	63,735
Semtech Corp. (a)	562,100	14,952
SolarEdge Technologies, Inc. (a)(b)	1,011,770	17,220
		531,429
Software - 2.9%
Activision Blizzard, Inc.	1,823,950	75,457
Adobe Systems, Inc. (a)	188,767	19,313
Autodesk, Inc. (a)	5,704,170	384,461
Electronic Arts, Inc. (a)	746,400	60,630
HubSpot, Inc. (a)	506,845	28,252
Microsoft Corp.	1,552,487	89,206
Nintendo Co. Ltd.	90,400	19,957
RealPage, Inc. (a)	287,762	7,407
Salesforce.com, Inc. (a)	1,156,774	91,871
ServiceNow, Inc. (a)	77,200	5,610
Varonis Systems, Inc. (a)	639,605	18,900
Zendesk, Inc. (a)	1,372,848	41,927
		842,991
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	5,659,214	600,435
EMC Corp.	2,330,500	67,561
HP, Inc.	6,259,283	89,946
		757,942

TOTAL INFORMATION TECHNOLOGY		3,506,096

MATERIALS - 1.9%
Chemicals - 1.4%
CF Industries Holdings, Inc.	762,000	19,812
E.I. du Pont de Nemours & Co.	2,030,300	141,309
Eastman Chemical Co.	745,882	50,638
Ecolab, Inc.	266,300	32,768
Monsanto Co.	474,300	50,513
PPG Industries, Inc.	561,600	59,462
W.R. Grace & Co.	550,601	43,018
		397,520
Construction Materials - 0.1%
Eagle Materials, Inc.	425,500	34,197
Containers & Packaging - 0.4%
Ball Corp.	54,000	4,276
Graphic Packaging Holding Co.	2,831,768	40,608
WestRock Co.	1,328,580	63,639
		108,523

TOTAL MATERIALS		540,240

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	6,168,464	252,167
Cogent Communications Group, Inc.	370,168	13,156
Level 3 Communications, Inc. (a)	720,709	35,769
SBA Communications Corp. Class A (a)	167,900	19,166
Verizon Communications, Inc.	2,093,936	109,576
Zayo Group Holdings, Inc. (a)	877,763	25,464
		455,298
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	254,700	11,803
Telephone & Data Systems, Inc.	253,516	7,065
		18,868

TOTAL TELECOMMUNICATION SERVICES		474,166

UTILITIES - 2.1%
Electric Utilities - 1.4%
Edison International	570,727	41,503
Exelon Corp.	2,436,100	82,827
FirstEnergy Corp.	622,048	20,360
NextEra Energy, Inc.	1,078,900	130,482
PG&E Corp.	1,303,829	80,759
PPL Corp.	1,221,200	42,473
		398,404
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C (b)	535,811	9,023
Vivint Solar, Inc. (a)(b)	3,201,094	10,179
		19,202
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	426,200	9,577
Dominion Resources, Inc.	1,043,639	77,396
Sempra Energy	949,959	99,394
		186,367

TOTAL UTILITIES		603,973

TOTAL COMMON STOCKS
(Cost $14,436,828)		18,156,234

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	2,522
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.3%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,757
5.2% 4/1/45	3,663	3,900
6.25% 10/2/43	921	1,104
6.6% 4/1/36	4,528	5,583
6.75% 4/1/46	7,595	9,747
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,797
3.15% 1/15/20	19,000	19,399
3.25% 5/15/18	2,895	2,950
3.5% 7/10/19	41,541	42,811
4% 1/15/25	7,674	7,812
4.2% 3/1/21	10,665	11,254
4.25% 5/15/23	3,220	3,371
4.75% 8/15/17	3,095	3,188
		118,673
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	636
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,792
3.7% 1/30/26	4,539	4,905
4.7% 12/9/35	2,343	2,688
4.875% 12/9/45	3,677	4,349
		13,734
Media - 0.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	8,216
7.75% 12/1/45	9,421	14,317
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	23,460
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	10,261	11,125
4.908% 7/23/25 (e)	6,898	7,606
6.484% 10/23/45 (e)	1,744	2,143
Discovery Communications LLC 5.05% 6/1/20	204	224
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,085
3.85% 9/29/24	5,214	5,585
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,713
4.5% 9/15/42	3,752	3,630
5.5% 9/1/41	3,051	3,311
5.85% 5/1/17	1,829	1,882
5.875% 11/15/40	7,066	7,882
6.55% 5/1/37	40,485	48,851
6.75% 7/1/18	1,974	2,151
7.3% 7/1/38	7,024	9,122
8.25% 4/1/19	11,974	13,838
Time Warner, Inc. 2.1% 6/1/19	12,500	12,683
Viacom, Inc.:
2.5% 9/1/18	809	818
3.5% 4/1/17	264	267
		190,909

TOTAL CONSUMER DISCRETIONARY		323,952

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,457
3.3% 2/1/23	20,335	21,338
4.7% 2/1/36	19,253	22,316
4.9% 2/1/46	22,019	26,627
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,353	2,364
		92,102
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,826
3.875% 7/20/25	7,967	8,776
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,065
3.3% 11/18/21	4,671	4,934
		22,601
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (e)	572	606
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,295
William Wrigley Jr. Co.:
1.4% 10/21/16 (e)	3,710	3,713
2% 10/20/17 (e)	5,313	5,359
		11,973
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,394
4% 1/31/24	3,615	4,057
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	9,073
4.25% 7/21/25 (e)	8,553	9,362
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,870
3.25% 6/12/20	1,695	1,784
4% 6/12/22	5,830	6,384
4.45% 6/12/25	4,227	4,744
4.85% 9/15/23	8,000	9,180
5.7% 8/15/35	2,194	2,726
5.85% 8/15/45	16,830	21,949
6.15% 9/15/43	14,000	18,756
7.25% 6/15/37	7,569	10,446
		115,725

TOTAL CONSUMER STAPLES		242,401

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	6,805
5.35% 3/15/20 (e)	6,814	6,916
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,032
6.5% 4/1/20	3,517	3,930
Halliburton Co.:
3.8% 11/15/25	4,660	4,816
4.85% 11/15/35	4,069	4,346
5% 11/15/45	5,575	6,137
Noble Holding International Ltd.:
5% 3/16/18 (f)	617	607
6.95% 4/1/25 (f)	3,936	3,208
7.95% 4/1/45 (f)	3,799	2,773
Transocean, Inc. 5.55% 12/15/16 (f)	4,522	4,556
		47,126
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Finance Co. 7.5% 5/1/31	7,359	8,919
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,838
5.55% 3/15/26	6,563	7,260
6.375% 9/15/17	1,978	2,069
6.6% 3/15/46	8,910	10,606
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,475
4.742% 3/11/21	6,000	6,785
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,840
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,194
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,625
3.3% 6/1/20	7,911	8,187
4.5% 6/1/25	2,416	2,613
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,016
2.7% 4/1/19	5,369	5,201
3.875% 3/15/23	2,761	2,623
4.95% 4/1/22	1,267	1,277
5.6% 4/1/44	2,216	2,028
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,282
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,612
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	6,004
Enable Midstream Partners LP:
2.4% 5/15/19	1,957	1,912
3.9% 5/15/24	2,064	1,942
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,362
4.375% 10/15/20	5,808	6,052
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	804	814
3.45% 2/15/23	9,672	9,576
3.95% 9/1/22	6,675	6,909
6.55% 9/15/40	904	982
Kinder Morgan, Inc.:
2% 12/1/17	2,620	2,623
3.05% 12/1/19	2,353	2,416
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,918
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,377
MPLX LP 4% 2/15/25	1,190	1,162
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	3,008
Nexen, Inc. 6.2% 7/30/19	2,252	2,517
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	26,341
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,608
4.875% 3/17/20	23,870	23,393
5.625% 5/20/43	22,261	17,169
7.25% 3/17/44	30,172	27,758
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	45,366
5.75% 1/20/20	17,949	18,153
7.875% 3/15/19	2,113	2,255
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,229
3.5% 7/23/20	8,815	8,925
3.5% 1/30/23	5,005	4,864
4.5% 1/23/26	11,915	11,933
4.875% 1/24/22	1,430	1,489
4.875% 1/18/24	7,021	7,284
5.5% 1/21/21	13,423	14,483
5.5% 6/27/44	19,723	18,737
5.625% 1/23/46	11,673	11,277
6% 3/5/20	4,797	5,249
6.375% 1/23/45	26,396	27,798
6.5% 6/2/41	8,420	8,926
6.875% 8/4/26 (e)	13,000	15,113
8% 5/3/19	3,943	4,462
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,865
4.3% 4/1/22	6,383	7,031
Phillips 66 Partners LP 2.646% 2/15/20	652	656
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,972
Shell International Finance BV 4.375% 5/11/45	18,896	20,802
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,841
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,591
6.7% 1/23/25 (f)	4,632	4,759
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,174
Spectra Energy Partners LP 4.6% 6/15/21	1,816	1,960
Suncor Energy, Inc. 6.1% 6/1/18	623	669
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,895
4.55% 6/24/24	25,316	25,886
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,310
5.375% 6/1/21	14,415	15,656
Williams Partners LP:
3.6% 3/15/22	6,925	6,913
3.9% 1/15/25	2,391	2,378
4% 11/15/21	3,157	3,247
4.3% 3/4/24	10,014	10,252
4.5% 11/15/23	3,444	3,573
		595,266

TOTAL ENERGY		642,392

FINANCIALS - 7.3%
Banks - 3.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,350	6,334
4% 4/14/19 (e)	18,318	18,560
5.5% 7/12/20 (e)	21,376	22,679
5.75% 9/26/23 (e)	5,809	6,201
6.369% 6/16/18 (e)	12,537	13,117
6.5% 6/10/19 (e)	2,097	2,257
Bank of America Corp.:
1.35% 11/21/16	5,398	5,401
2.6% 1/15/19	57,427	58,696
3.5% 4/19/26	8,482	8,853
3.875% 8/1/25	5,598	5,996
3.95% 4/21/25	11,273	11,733
4% 1/22/25	2,766	2,880
4.2% 8/26/24	11,449	12,144
4.25% 10/22/26	6,748	7,157
4.45% 3/3/26	1,420	1,528
5.625% 10/14/16	22,550	22,659
5.75% 12/1/17	19,000	19,977
Barclays PLC:
2% 3/16/18	16,700	16,712
2.75% 11/8/19	5,728	5,774
3.25% 1/12/21	8,790	8,958
4.375% 1/12/26	11,847	12,368
BB&T Corp. 3.95% 3/22/22	1,805	1,940
Capital One NA 2.95% 7/23/21	8,837	9,126
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,687
1.8% 2/5/18	17,419	17,482
1.85% 11/24/17	13,884	13,944
2.15% 7/30/18	17,815	17,983
3.875% 3/26/25	17,000	17,534
4.05% 7/30/22	17,500	18,614
4.3% 11/20/26	14,000	14,702
Citizens Bank NA 2.55% 5/13/21	3,064	3,118
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,917
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,463
3.75% 3/26/25	8,440	8,454
3.8% 9/15/22	13,270	13,540
3.8% 6/9/23 (e)	16,850	17,094
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,590
Discover Bank 7% 4/15/20	4,144	4,703
Fifth Third Bancorp:
2.875% 7/27/20	43,000	44,530
3.5% 3/15/22	638	673
4.5% 6/1/18	584	611
5.45% 1/15/17	4,032	4,093
HBOS PLC 6.75% 5/21/18 (e)	560	599
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,555
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,905
Huntington National Bank:
1.7% 2/26/18	37,500	37,603
2.2% 4/1/19	3,200	3,233
2.4% 4/1/20	40,000	40,486
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,104
5.71% 1/15/26 (e)	13,365	13,093
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,699
2.95% 10/1/26	13,449	13,532
3.875% 9/10/24	24,177	25,520
4.125% 12/15/26	82,686	88,613
KeyCorp. 5.1% 3/24/21	628	709
Rabobank Nederland 4.375% 8/4/25	13,516	14,301
Regions Bank 6.45% 6/26/37	12,100	14,743
Regions Financial Corp. 3.2% 2/8/21	5,563	5,767
Royal Bank of Canada 4.65% 1/27/26	10,184	11,201
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	66,093
6% 12/19/23	12,648	13,378
6.1% 6/10/23	9,334	9,911
6.125% 12/15/22	39,429	42,111
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,049
3.5% 1/20/17	4,862	4,895
Wells Fargo & Co.:
4.1% 6/3/26	15,000	16,283
4.48% 1/16/24	6,481	7,178
		973,343
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,911
4.25% 2/15/24	3,357	3,537
Credit Suisse AG 6% 2/15/18	17,158	18,064
Deutsche Bank AG 4.5% 4/1/25	27,715	26,169
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,329
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,658
2.55% 10/23/19	85,599	87,499
2.6% 4/23/20	1,000	1,020
2.625% 1/31/19	30,072	30,843
2.9% 7/19/18	10,319	10,579
5.95% 1/18/18	5,343	5,662
6.15% 4/1/18	3,993	4,276
Lazard Group LLC:
4.25% 11/14/20	5,286	5,602
6.85% 6/15/17	1,319	1,369
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	32,087
Morgan Stanley:
1.875% 1/5/18	7,156	7,192
2.125% 4/25/18	18,100	18,281
2.5% 1/24/19	43,150	43,838
2.65% 1/27/20	2,659	2,727
4.875% 11/1/22	8,674	9,614
5.625% 9/23/19	547	608
5.95% 12/28/17	301	318
6.625% 4/1/18	1,804	1,944
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,083
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,468
1.8% 3/26/18	12,466	12,536
2.375% 8/14/19	12,750	13,010
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	10,230
		415,454
Consumer Finance - 0.5%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,367
Discover Financial Services:
3.85% 11/21/22	2,701	2,792
3.95% 11/6/24	20,000	20,576
5.2% 4/27/22	2,488	2,727
6.45% 6/12/17	13,316	13,789
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,149
2.875% 10/1/18	11,000	11,270
5% 5/15/18	10,000	10,538
5.875% 8/2/21	12,574	14,434
Hyundai Capital America:
1.45% 2/6/17 (e)	6,312	6,314
2.125% 10/2/17 (e)	2,357	2,373
2.55% 2/6/19 (e)	6,671	6,802
2.875% 8/9/18 (e)	2,848	2,908
Synchrony Financial:
1.875% 8/15/17	1,554	1,557
3% 8/15/19	2,283	2,334
3.75% 8/15/21	8,466	8,878
4.25% 8/15/24	3,469	3,640
		141,448
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,347
3.875% 8/15/22	10,251	10,703
4.125% 6/15/26	3,990	4,141
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,213
3.75% 12/1/25	5,510	6,033
		35,437
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	5,658	5,954
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,434
American International Group, Inc.:
3.3% 3/1/21	4,640	4,868
3.75% 7/10/25	14,847	15,661
4.875% 6/1/22	11,881	13,301
5.6% 10/18/16	5,560	5,590
Aon Corp. 5% 9/30/20	129	143
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	10,087
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (e)(f)	2,508	2,144
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	699
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	7,034
5% 6/1/21 (e)	8,525	9,439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,344
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,691
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,147
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,405
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	6,266
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,537
6% 2/10/20 (e)	10,987	12,198
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,974
7.375% 6/15/19	2,520	2,899
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,406
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,990
4.125% 11/1/24 (e)	2,810	2,957
Unum Group:
3.875% 11/5/25	9,271	9,353
5.625% 9/15/20	3,860	4,319
5.75% 8/15/42	12,079	13,825
7.125% 9/30/16	2,076	2,084
		181,651
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,384
4.6% 4/1/22	2,434	2,634
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,845
American Tower Corp. 2.8% 6/1/20	8,000	8,193
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,971
Camden Property Trust 2.95% 12/15/22	2,417	2,436
CommonWealth REIT 5.875% 9/15/20	1,166	1,290
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,401
5% 7/1/25	4,089	4,408
DDR Corp.:
3.625% 2/1/25	3,723	3,776
4.25% 2/1/26	3,429	3,637
4.625% 7/15/22	4,470	4,855
4.75% 4/15/18	6,131	6,390
7.5% 4/1/17	8,836	9,117
Duke Realty LP:
3.25% 6/30/26	1,436	1,474
3.625% 4/15/23	3,152	3,326
3.75% 12/1/24	2,549	2,712
3.875% 10/15/22	5,452	5,804
4.375% 6/15/22	3,753	4,086
6.75% 3/15/20	1,339	1,540
8.25% 8/15/19	2,643	3,102
Equity One, Inc. 3.75% 11/15/22	8,200	8,399
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,242
HCP, Inc.:
3.15% 8/1/22	7,000	7,057
3.875% 8/15/24	13,000	13,302
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,623
4% 6/1/25	6,098	6,524
4.125% 4/1/19	13,700	14,434
4.7% 9/15/17	843	871
HRPT Properties Trust:
6.25% 6/15/17	996	1,008
6.65% 1/15/18	676	701
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,308
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,088
4.5% 1/15/25	2,128	2,160
4.5% 4/1/27	34,977	35,374
4.95% 4/1/24	2,101	2,197
5.25% 1/15/26	10,420	11,189
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,601
5% 12/15/23	1,140	1,221
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,255
WP Carey, Inc. 4% 2/1/25	9,404	9,390
		215,325
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,474
4.1% 10/1/24	6,548	6,738
4.55% 10/1/29	6,548	6,840
4.95% 4/15/18	4,846	5,065
5.7% 5/1/17	309	318
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,484
3.95% 7/1/22	5,752	6,084
4.75% 10/1/25	6,539	7,129
5.25% 3/15/21	4,138	4,664
Essex Portfolio LP 5.5% 3/15/17	3,921	4,001
Liberty Property LP:
3.375% 6/15/23	3,313	3,374
4.125% 6/15/22	3,219	3,391
4.75% 10/1/20	8,747	9,474
5.5% 12/15/16	2,529	2,559
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,575
3.15% 5/15/23	7,438	6,924
4.5% 4/18/22	2,016	2,061
7.75% 8/15/19	2,476	2,781
Mid-America Apartments LP:
4% 11/15/25	2,248	2,408
4.3% 10/15/23	1,248	1,353
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,398
Tanger Properties LP:
3.125% 9/1/26	4,924	4,918
3.75% 12/1/24	4,790	5,026
3.875% 12/1/23	2,716	2,877
6.125% 6/1/20	9,597	10,901
Ventas Realty LP:
1.25% 4/17/17	3,126	3,126
3.125% 6/15/23	2,534	2,583
3.5% 2/1/25	2,833	2,935
3.75% 5/1/24	7,900	8,285
4.125% 1/15/26	2,782	3,011
4.375% 2/1/45	1,322	1,371
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,080
4% 4/30/19	1,999	2,102
		149,310

TOTAL FINANCIALS		2,111,968

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,499
3.2% 11/6/22	8,127	8,492
3.6% 5/14/25	12,082	12,776
		27,767
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,063
4.75% 11/15/21	17,355	19,515
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,245
4.25% 10/15/19	20,200	21,185
4.75% 5/1/23	375	392
5.875% 3/15/22	450	495
6.5% 2/15/20	12,966	14,327
McKesson Corp. 2.284% 3/15/19	6,400	6,524
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,421
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,350
3.75% 7/15/25	8,581	9,504
WellPoint, Inc. 1.875% 1/15/18	195	196
		95,217
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,746
2.4% 2/1/19	1,100	1,121
3.3% 2/15/22	13,389	14,054
		16,921
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,914
2.45% 6/15/19	3,839	3,907
3% 3/12/20	7,106	7,345
3.45% 3/15/22	12,371	12,947
Mylan N.V.:
2.5% 6/7/19 (e)	4,811	4,872
3.15% 6/15/21 (e)	9,840	10,058
Mylan, Inc. 1.35% 11/29/16	2,039	2,041
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,665
2.3% 11/8/18	1,780	1,789
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,798
3.9% 12/15/24	2,611	2,643
4.9% 12/15/44	1,145	1,179
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,968
2.8% 7/21/23	4,987	5,007
3.15% 10/1/26	5,937	5,977
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,159
Zoetis, Inc. 1.875% 2/1/18	992	994
		84,263

TOTAL HEALTH CARE		224,168

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,566
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	699	714
6.9% 7/2/19	221	227
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,152
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,174	1,210
8.36% 1/20/19	892	931
		18,234
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,868
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,322
2.625% 9/4/18	8,396	8,445
3.375% 6/1/21	4,953	5,126
3.75% 2/1/22	7,839	8,188
3.875% 4/1/21	6,320	6,660
4.25% 9/15/24	5,492	5,773
4.75% 3/1/20	5,518	5,959
		43,473

TOTAL INDUSTRIALS		69,141

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,285
6.55% 10/1/17	1,119	1,180
		2,465
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,151
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	21,171
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	8,781	9,175
4.9% 10/15/25 (e)	8,781	9,364
6.35% 10/15/45 (e)	8,781	9,062
		48,772

TOTAL INFORMATION TECHNOLOGY		52,388

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,982
6.75% 10/19/75 (e)(f)	9,054	10,322
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,229
4.5% 8/13/23 (Reg. S)	10,600	11,363
4.875% 11/4/44 (e)	2,152	2,238
4.875% 11/4/44 (Reg. S)	5,050	5,251
		42,385
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,875
3.6% 2/17/23	13,016	13,740
4.8% 6/15/44	18,630	19,800
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	84
CenturyLink, Inc.:
5.15% 6/15/17	487	499
6% 4/1/17	3,467	3,558
6.15% 9/15/19	4,463	4,842
Embarq Corp. 7.995% 6/1/36	28,166	29,205
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	10,126
4.5% 9/15/20	45,631	50,356
5.012% 8/21/54	23,143	25,375
6.1% 4/15/18	4,897	5,271
6.25% 4/1/37	4,611	5,919
		174,650
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	371

TOTAL TELECOMMUNICATION SERVICES		175,021

UTILITIES - 0.8%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,252
6.4% 9/15/20 (e)	14,254	16,165
Edison International 3.75% 9/15/17	4,499	4,618
Entergy Corp. 4% 7/15/22	8,700	9,354
Eversource Energy 1.45% 5/1/18	1,676	1,677
Exelon Corp.:
1.55% 6/9/17	1,687	1,690
3.95% 6/15/25	7,948	8,682
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,037
4.25% 3/15/23	27,079	28,637
7.375% 11/15/31	43,919	57,302
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	10,534
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,280
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,109
Nevada Power Co. 6.5% 8/1/18	2,642	2,893
NV Energy, Inc. 6.25% 11/15/20	1,957	2,301
Pennsylvania Electric Co. 6.05% 9/1/17	618	643
PG&E Corp. 2.4% 3/1/19	931	949
Progress Energy, Inc. 4.4% 1/15/21	405	444
TECO Finance, Inc. 5.15% 3/15/20	164	180
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,821
		186,568
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)(f)	357	366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,648
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,356
		4,370
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (e)	2,358	2,386
2.7% 6/15/21 (e)	2,321	2,373
3.55% 6/15/26 (e)	3,712	3,907
		8,666
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.9311% 9/30/66 (f)	20,448	16,154
3.4561% 6/30/66 (f)	5,485	4,827
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,264
6.4% 3/15/18	1,206	1,290
6.8% 1/15/19	4,065	4,538
Puget Energy, Inc. 6% 9/1/21	813	938
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,174
		39,185

TOTAL UTILITIES		238,789

TOTAL NONCONVERTIBLE BONDS
(Cost $3,954,799)		4,122,605

U.S. Government and Government Agency Obligations - 5.9%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$120,189	$124,975
1% 2/15/46	25,137	28,013
1.375% 2/15/44	100,831	120,381
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	71,899	71,997
0.25% 1/15/25	64,139	64,694
0.625% 1/15/26	101,442	105,746

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		515,806

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.31% 10/13/16 to 11/17/16 (g)	8,120	8,117
U.S. Treasury Bonds:
2.25% 8/15/46	57,522	57,724
3% 5/15/45	73,170	85,166
3% 11/15/45	85,886	100,061
U.S. Treasury Notes:
1.125% 8/31/21	240,947	240,100
1.25% 3/31/21 (h)	365,279	366,278
1.375% 4/30/21	94,330	95,082
1.375% 8/31/23	218,580	217,444

TOTAL U.S. TREASURY OBLIGATIONS		1,169,972

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,640,860)		1,685,778

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
2.5% 9/1/27 to 4/1/43	12,944	13,363
2.803% 6/1/36 (f)	130	136
3% 10/1/30 to 8/1/45	27,151	28,357
3.005% 7/1/37 (f)	245	260
3.5% 9/1/29 to 6/1/46	45,751	48,637
3.5% 9/1/46 (i)	600	632
4% 11/1/31 to 4/1/46	22,219	23,944
4% 9/1/46 (i)	4,550	4,873
4.5% 12/1/23 to 6/1/41	1,015	1,106
5% 7/1/33 to 11/1/44	10,434	11,624
5.5% 9/1/24 to 9/1/41	13,500	15,126
6% 6/1/35 to 8/1/37	3,667	4,212
6.5% 7/1/32 to 8/1/36	744	868

TOTAL FANNIE MAE		153,138

Freddie Mac - 0.3%
2.5% 7/1/31	553	573
3% 4/1/31 to 7/1/45	19,034	19,865
3.5% 4/1/43 to 4/1/46	19,743	20,902
3.581% 10/1/35 (f)	126	135
4% 6/1/24 to 2/1/46	22,143	23,878
4.5% 7/1/25 to 4/1/41	9,346	10,257
5% 3/1/19 to 7/1/41	3,633	4,057
5.5% 1/1/34 to 3/1/40	744	844
6% 7/1/37 to 8/1/37	216	247
6.5% 3/1/36	585	681

TOTAL FREDDIE MAC		81,439

Ginnie Mae - 0.2%
3% 12/20/42 to 1/20/43	1,710	1,799
3.5% 11/20/41 to 6/20/46	22,066	23,546
3.5% 9/1/46 (i)	680	721
4% 9/20/40 to 7/20/45	9,947	10,724
4.5% 4/20/41	2,047	2,244
5% 5/15/39	818	922
5.5% 12/15/31 to 1/15/39	1,814	2,088

TOTAL GINNIE MAE		42,044

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $271,131)		276,621

Asset-Backed Securities - 0.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (f)	$729	$680
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (f)	247	237
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (f)	46	43
Series 2004-R2 Class M3, 1.3129% 4/25/34 (f)	99	75
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (f)	53	48
Series 2004-W11 Class M2, 1.5744% 11/25/34 (f)	616	596
Series 2004-W7 Class M1, 1.3129% 5/25/34 (f)	1,460	1,343
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (f)	1,238	423
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (f)	1,710	1,480
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (f)	18	3
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	10,478	10,495
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (f)	1,978	1,135
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (f)	65	58
Series 2004-4 Class M2, 1.3194% 6/25/34 (f)	99	92
Series 2004-7 Class AF5, 5.868% 1/25/35 (f)	1,248	1,285
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (f)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (f)	313	296
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (f)	10	8
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (f)	1,041	894
Class M4, 1.5444% 1/25/35 (f)	381	204
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (e)(f)	1,115	926
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (e)(f)	528	489
Class B, 0.7877% 11/15/34 (e)(f)	191	170
Class C, 0.8877% 11/15/34 (e)(f)	317	278
Class D, 1.2577% 11/15/34 (e)(f)	120	103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (f)	248	231
Series 2003-3 Class M1, 1.8144% 8/25/33 (f)	446	418
Series 2003-5 Class A2, 1.2244% 12/25/33 (f)	36	33
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (f)	1,642	1,150
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (e)(f)	2,593	2,602
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (f)	2,536	1,175
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (f)	37	37
Series 2006-A Class 2C, 1.7901% 3/27/42 (f)	2,909	1,436
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (f)	297	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (f)	101	84
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (f)	182	172
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (f)	40	35
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (f)	1,431	1,378
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (f)	63	54
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (f)	224	201
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (f)	171	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (f)	1,566	1,474
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (f)	585	534
Class M4, 2.6994% 9/25/34 (f)	750	466
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (f)	1,620	1,442
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (f)	703	653
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (f)	474	449
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (f)	41	36
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (f)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (e)(f)	2,120	933
TOTAL ASSET-BACKED SECURITIES
(Cost $29,998)		36,435

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (f)	914	883
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (f)	385	382
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (f)	911	820
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (f)	661	609
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (f)	794	767
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (e)(f)	307	252
Class B6, 3.3243% 6/10/35 (e)(f)	65	49
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (f)	23	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (f)	45	45
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7244% 9/25/36 (f)	993	977
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (f)	1,776	1,709

TOTAL PRIVATE SPONSOR		6,516

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63(j)	11,471	11,445
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	12,144	12,282

TOTAL U.S. GOVERNMENT AGENCY		23,727

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,175)		30,243

Commercial Mortgage Securities - 1.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (f)(k)	196	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (f)	309	308
Series 2007-2 Class A4, 5.6241% 4/10/49 (f)	20,060	20,219
Series 2007-3 Class A4, 5.5433% 6/10/49 (f)	1,929	1,956
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	3,640	3,667
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.1077% 5/15/32 (e)(f)	7,236	7,121
Class C, 2.5577% 5/15/32 (e)(f)	6,417	6,351
Class D, 3.4077% 5/15/32 (e)(f)	3,365	3,307
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (e)(f)	29	27
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (e)(f)	286	245
Class M1, 0.9644% 11/25/35 (e)(f)	37	32
Class M2, 1.0144% 11/25/35 (e)(f)	48	38
Class M3, 1.0344% 11/25/35 (e)(f)	43	33
Class M4, 1.1244% 11/25/35 (e)(f)	53	40
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (e)(f)	739	635
Class B1, 1.9244% 1/25/36 (e)(f)	32	25
Class M1, 0.9744% 1/25/36 (e)(f)	238	197
Class M2, 0.9944% 1/25/36 (e)(f)	71	58
Class M3, 1.0244% 1/25/36 (e)(f)	104	85
Class M4, 1.1344% 1/25/36 (e)(f)	58	46
Class M5, 1.1744% 1/25/36 (e)(f)	58	44
Class M6, 1.2244% 1/25/36 (e)(f)	61	46
Series 2006-1:
Class A2, 0.8844% 4/25/36 (e)(f)	116	99
Class M1, 0.9044% 4/25/36 (e)(f)	41	34
Class M2, 0.9244% 4/25/36 (e)(f)	44	36
Class M3, 0.9444% 4/25/36 (e)(f)	38	30
Class M4, 1.0444% 4/25/36 (e)(f)	21	17
Class M5, 1.0844% 4/25/36 (e)(f)	21	16
Class M6, 1.1644% 4/25/36 (e)(f)	41	32
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (e)(f)	99	79
Class M2, 0.8544% 7/25/36 (e)(f)	70	55
Class M3, 0.8744% 7/25/36 (e)(f)	58	45
Class M4, 0.9444% 7/25/36 (e)(f)	39	30
Class M5, 0.9944% 7/25/36 (e)(f)	48	37
Series 2006-3A Class M4, 0.9544% 10/25/36 (e)(f)	31	23
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (e)(f)	2,192	1,828
Class M1, 0.8144% 12/25/36 (e)(f)	146	101
Class M2, 0.8344% 12/25/36 (e)(f)	97	59
Class M3, 0.8644% 12/25/36 (e)(f)	98	52
Series 2007-1 Class A2, 0.7944% 3/25/37 (e)(f)	438	370
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (e)(f)	469	403
Class A2, 0.8444% 7/25/37 (e)(f)	440	350
Class M1, 0.8944% 7/25/37 (e)(f)	154	117
Class M2, 0.9344% 7/25/37 (e)(f)	85	60
Class M3, 1.0144% 7/25/37 (e)(f)	66	47
Series 2007-3:
Class A2, 0.8144% 7/25/37 (e)(f)	461	366
Class M1, 0.8344% 7/25/37 (e)(f)	92	70
Class M2, 0.8644% 7/25/37 (e)(f)	98	71
Class M3, 0.8944% 7/25/37 (e)(f)	154	104
Class M4, 1.0244% 7/25/37 (e)(f)	242	162
Class M5, 1.1244% 7/25/37 (e)(f)	119	59
Series 2007-4A Class M1, 1.4379% 9/25/37 (e)(f)	78	25
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	978	37
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	14,031	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (f)	563	574
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,318	5,462
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (e)(f)	62	61
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (e)(f)	2,799	2,768
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7119% 12/10/49 (f)	4,371	4,459
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	226	226
Series 2007-CD4 Class A4, 5.322% 12/11/49	7,171	7,200
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (e)(f)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (f)	410	415
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	869	891
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (e)(f)	1,574	1,546
Class C, 2.7577% 3/15/17 (e)(f)	1,534	1,502
Class D, 3.7077% 3/15/17 (e)(f)	2,321	2,276
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(f)	7,930	8,198
Class CFX, 3.4949% 12/15/34 (e)(f)	6,656	6,790
Class DFX, 3.4949% 12/15/34 (e)(f)	5,641	5,677
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,472
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,651	25,797
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	576	575
Class A4, 5.56% 11/10/39	439	438
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,380	1,384
Class DFX, 4.4065% 11/5/30 (e)	12,899	12,941
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1577% 4/15/27 (e)(f)	2,117	2,076
Class D, 2.7577% 4/15/27 (e)(f)	4,512	4,394
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	407	407
Series 2006-LDP9 Class A3, 5.336% 5/15/47	6,973	6,988
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,373	3,398
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (f)	4,508	4,578
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (f)	32,808	33,333
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,583	13,720
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	11	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (f)	2,827	2,906
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	1,696	1,706
Series 2007-C2 Class A3, 5.43% 2/15/40	1,446	1,460
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,234	1,254
Series 2007-C7 Class A3, 5.866% 9/15/45	2,850	2,957
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (e)(f)	296	295
Series 2008-C1 Class A4, 5.69% 2/12/51	1,940	1,999
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	6,257	6,294
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	10,897	11,027
Series 2007-7 Class A4, 5.7387% 6/12/50 (f)	4,055	4,132
Series 2007-8 Class A3, 5.8755% 8/12/49 (f)	1,104	1,131
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (e)(f)	393	392
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (f)	21,271	21,891
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,102
Class AAB, 5.654% 4/15/49	210	210
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	162	78
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	37,315
Series 2007-C31:
Class A4, 5.509% 4/15/47	38,092	38,510
Class A5, 5.5% 4/15/47	5,339	5,443
Series 2007-C32 Class A3, 5.7021% 6/15/49 (f)	4,600	4,704
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (f)	24,729	25,131
Class A5, 5.9484% 2/15/51 (f)	870	895
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,528
Class D, 5.513% 12/15/43 (f)	2,102	1,797
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $421,428)		415,135

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,949
7.3% 10/1/39	18,960	29,340
7.5% 4/1/34	8,780	13,552
7.55% 4/1/39	21,130	34,431
7.625% 3/1/40	2,920	4,714
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,375
Series 2010 C1, 7.781% 1/1/35	13,980	16,089
Series 2012 B, 5.432% 1/1/42	6,845	6,323
6.05% 1/1/29	475	492
6.314% 1/1/44	14,335	14,586
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,236
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,273
4.95% 6/1/23	8,975	9,470
5.1% 6/1/33	85,900	83,751
Series 2010-1, 6.63% 2/1/35	17,960	19,697
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	10,580	11,621
7.35% 7/1/35	5,140	5,921
Series 2010-5, 6.2% 7/1/21	4,120	4,470
Series 2011:
5.365% 3/1/17	215	219
5.665% 3/1/18	9,625	10,114
5.877% 3/1/19	26,600	28,859
Series 2013, 4% 12/1/20	7,040	7,295
TOTAL MUNICIPAL SECURITIES
(Cost $328,655)		346,974

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,151)	$3,000	$3,188

Bank Notes - 0.3%
Capital One NA 1.65% 2/5/18	8,000	8,011
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$11,234
3.1% 6/4/20	11,505	11,836
8.7% 11/18/19	745	864
Huntington National Bank 1.3% 11/20/16	4,131	4,133
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,620
RBS Citizens NA 2.5% 3/14/19	5,410	5,491
Regions Bank 7.5% 5/15/18	13,814	15,083
Wachovia Bank NA 6% 11/15/17	8,083	8,520
TOTAL BANK NOTES
(Cost $74,288)		75,792
	Shares	Value (000s)

Fixed-Income Funds - 10.0%
Fidelity High Income Central Fund 2 (l)	6,372,306	$706,179
Fidelity Mortgage Backed Securities Central Fund (l)	19,729,146	2,185,003
TOTAL FIXED-INCOME FUNDS
(Cost $2,749,253)		2,891,182

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.42% (m)	715,640,758	715,641
Fidelity Securities Lending Cash Central Fund 0.44% (m)(n)	42,734,275	42,734
TOTAL MONEY MARKET FUNDS
(Cost $758,375)		758,375
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $24,702,645)		28,801,084
NET OTHER ASSETS (LIABILITIES) - 0.1%		23,709
NET ASSETS - 100%		$28,824,793

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31
(Proceeds $2,583)	$(2,500)	$(2,582)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,834 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	198,943	$2,382

The face value of futures purchased as a percentage of Net Assets is 0.7%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(153)	$0	$(153)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,522,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $542,053,000 or 1.9% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,117,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,920
Fidelity High Income Central Fund 2	43,768
Fidelity Mortgage Backed Securities Central Fund	44,263
Fidelity Securities Lending Cash Central Fund	1,632
Total	$91,583

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$706,179	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	745,239	150,041	2,185,003	29.9%
Total	$2,263,521	$745,239	$150,041	$2,891,182

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$--	$60,803	$879	$1,597	$37,297
Opower, Inc.	25,294	976	29,750	--	--
Sunrun, Inc.	--	33,921	--	--	32,153
Total	$25,294	$95,700	$30,629	$1,597	$69,450

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,352,803	$2,352,803	$--	$--
Consumer Staples	1,830,849	1,830,849	--	--
Energy	1,252,564	1,252,564	--	--
Financials	3,088,146	3,080,999	7,147	--
Health Care	2,852,805	2,852,805	--	--
Industrials	1,654,592	1,654,592	--	--
Information Technology	3,508,618	3,486,139	19,957	2,522
Materials	540,240	540,240	--	--
Telecommunication Services	474,166	474,166	--	--
Utilities	603,973	603,973	--	--
Corporate Bonds	4,122,605	--	4,122,605	--
U.S. Government and Government Agency Obligations	1,685,778	--	1,685,778	--
U.S. Government Agency - Mortgage Securities	276,621	--	276,621	--
Asset-Backed Securities	36,435	--	31,113	5,322
Collateralized Mortgage Obligations	30,243	--	30,243	--
Commercial Mortgage Securities	415,135	--	414,576	559
Municipal Securities	346,974	--	346,974	--
Foreign Government and Government Agency Obligations	3,188	--	3,188	--
Bank Notes	75,792	--	75,792	--
Fixed-Income Funds	2,891,182	2,891,182	--	--
Money Market Funds	758,375	758,375	--	--
Total Investments in Securities:	$28,801,084	$21,778,687	$7,013,994	$8,403
Derivative Instruments:
Assets
Futures Contracts	$2,382	$2,382	$--	$--
Total Assets	$2,382	$2,382	$--	$--
Liabilities
Swaps	$(153)	$--	$(153)	$--
Total Liabilities	$(153)	$--	$(153)	$--
Total Derivative Instruments:	$2,229	$2,382	$(153)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,582)	$--	$(2,582)	$--
Total Other Financial Instruments:	$(2,582)	$--	$(2,582)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(153)
Total Credit Risk	0	(153)
Equity Risk
Futures Contracts(b)	2,382	0
Total Equity Risk	2,382	0
Total Value of Derivatives	$2,382	$(153)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	4.1%
BBB	9.6%
BB	3.9%
B	1.5%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	63.0%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Ireland	1.9%
United Kingdom	1.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $40,814) — See accompanying schedule: Unaffiliated issuers (cost $21,101,187)	$25,082,077
Fidelity Central Funds (cost $3,507,628)	3,649,557
Other affiliated issuers (cost $93,830)	69,450
Total Investments (cost $24,702,645)		$28,801,084
Receivable for investments sold		61,280
Receivable for TBA sale commitments		2,583
Receivable for fund shares sold		20,621
Dividends receivable		26,077
Interest receivable		55,906
Distributions receivable from Fidelity Central Funds		7,882
Prepaid expenses		93
Other receivables		2,768
Total assets		28,978,294
Liabilities
Payable to custodian bank	$2,788
Payable for investments purchased
Regular delivery	68,589
Delayed delivery	6,222
TBA sale commitments, at value	2,582
Payable for fund shares redeemed	16,279
Bi-lateral OTC swaps, at value	153
Accrued management fee	9,570
Payable for daily variation margin for derivative instruments	523
Other affiliated payables	2,904
Other payables and accrued expenses	1,157
Collateral on securities loaned, at value	42,734
Total liabilities		153,501
Net Assets		$28,824,793
Net Assets consist of:
Paid in capital		$24,570,180
Undistributed net investment income		100,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,100,614
Net Assets		$28,824,793
Balanced:
Net Asset Value, offering price and redemption price per share ($20,840,389 ÷ 933,754 shares)		$22.32
Class K:
Net Asset Value, offering price and redemption price per share ($7,984,404 ÷ 357,726 shares)		$22.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends (including $1,597 earned from other affiliated issuers)		$282,309
Interest		252,563
Income from Fidelity Central Funds		91,583
Total income		626,455
Expenses
Management fee	$110,542
Transfer agent fees	31,952
Accounting and security lending fees	2,258
Custodian fees and expenses	387
Independent trustees' fees and expenses	123
Registration fees	277
Audit	216
Legal	84
Miscellaneous	213
Total expenses before reductions	146,052
Expense reductions	(1,050)	145,002
Net investment income (loss)		481,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,521
Fidelity Central Funds	(690)
Other affiliated issuers	(17,598)
Foreign currency transactions	(178)
Futures contracts	(9,948)
Swaps	49
Total net realized gain (loss)		348,156
Change in net unrealized appreciation (depreciation) on: Investment securities	1,246,230
Assets and liabilities in foreign currencies	51
Futures contracts	9,678
Swaps	(45)
Delayed delivery commitments	132
Total change in net unrealized appreciation (depreciation)		1,256,046
Net gain (loss)		1,604,202
Net increase (decrease) in net assets resulting from operations		$2,085,655

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$481,453	$454,684
Net realized gain (loss)	348,156	2,113,928
Change in net unrealized appreciation (depreciation)	1,256,046	(2,351,977)
Net increase (decrease) in net assets resulting from operations	2,085,655	216,635
Distributions to shareholders from net investment income	(474,574)	(425,205)
Distributions to shareholders from net realized gain	(1,577,139)	(2,093,189)
Total distributions	(2,051,713)	(2,518,394)
Share transactions - net increase (decrease)	919,667	3,226,641
Total increase (decrease) in net assets	953,609	924,882
Net Assets
Beginning of period	27,871,184	26,946,302
End of period	$28,824,793	$27,871,184
Other Information
Undistributed net investment income end of period	$100,926	$107,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.37	.37	.38	.36	.37
Net realized and unrealized gain (loss)	1.25	(.23)	3.68	1.88	1.76
Total from investment operations	1.62	.14	4.06	2.24	2.13
Distributions from net investment income	(.36)	(.35)	(.38)	(.34)	(.35)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(1.63)	(2.21)	(1.51)	(.34)	(.35)
Net asset value, end of period	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnB	7.73%	.86%	19.46%	11.32%	11.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.55%	.55%	.56%	.58%	.60%
Expenses net of all reductions	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.71%	1.59%	1.65%	1.72%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$20,840	$20,176	$19,574	$16,342	$15,016
Portfolio turnover rateE	64%	128%	176%	244%F	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.39	.39	.40	.39	.40
Net realized and unrealized gain (loss)	1.25	(.23)	3.69	1.87	1.76
Total from investment operations	1.64	.16	4.09	2.26	2.16
Distributions from net investment income	(.38)	(.37)	(.40)	(.36)	(.38)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(1.65)	(2.23)	(1.54)B	(.36)	(.38)
Net asset value, end of period	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnC	7.84%	.95%	19.59%	11.45%	12.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.81%	1.68%	1.75%	1.83%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$7,984	$7,695	$7,372	$6,330	$5,603
Portfolio turnover rateF	64%	128%	176%	244%G	155%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,396,958
Gross unrealized depreciation	(485,160)
Net unrealized appreciation (depreciation) on securities	$3,911,798
Tax Cost	$24,889,286

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$87,617
Undistributed long-term capital gain	$256,442
Net unrealized appreciation (depreciation) on securities and other investments	$3,911,563

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$668,661	$ 1,045,202
Long-term Capital Gains	1,383,052	1,473,192
Total	$2,051,713	$ 2,518,394

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$49	$(45)
Equity Risk
Futures Contracts	(9,948)	9,678
Totals	$(9,899)	$9,633

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,862,371 and $13,787,198, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$28,364.14
Class K	3,588.05
	$31,952

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $229 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,477. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $530. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,632 (including $408 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $827 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $201.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Balanced	$338,622	$303,000
Class K	135,952	122,205
Total	$474,574	$425,205
From net realized gain
Balanced	$1,142,626	$1,516,480
Class K	434,513	576,709
Total	$1,577,139	$2,093,189

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Balanced
Shares sold	131,640	182,518	$2,809,513	$4,227,779
Reinvestment of distributions	66,735	78,512	1,414,735	1,742,367
Shares redeemed	(168,273)	(159,620)	(3,575,866)	(3,698,442)
Net increase (decrease)	30,102	101,410	$648,382	$2,271,704
Class K
Shares sold	58,496	82,743	$1,246,436	$1,923,309
Reinvestment of distributions	26,918	31,486	570,465	698,914
Shares redeemed	(72,307)	(71,743)	(1,545,616)	(1,667,286)
Net increase (decrease)	13,107	42,486	$271,285	$954,937

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 170 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Balanced	.55%
Actual		$1,000.00	$1,111.60	$2.92
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Class K	.46%
Actual		$1,000.00	$1,112.10	$2.44
Hypothetical-C		$1,000.00	$1,022.82	$2.34

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/17/16	10/14/16	$0.090	$0.201
Class K	10/17/16	10/14/16	$0.096	$0.201

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $327,473,549, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $183,895,776 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 7%, 52%, 68%, and 68%; Class K designates 7%, 50%, 65%, and 65%; of the dividends distributed in October 2015, December 2015, April 2016 and July 2016, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 8%, 55%, 81%, and 81%; Class K designates 8%, 53%, 76%, and 76%; of the dividends distributed in October 2015, December 2015, April 2016 and July 2016, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2015, July 2015, and October 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Puritan® Fund Class K Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class K	7.48%	10.34%	6.73%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K on August 31, 2006. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$19,177	Fidelity® Puritan® Fund - Class K
$20,628	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities advanced strongly for the year ending August 31, 2016, overcoming persistent concern about global economic growth, U.S. monetary policy and the U.K.’s late-June vote to leave the European Union (Brexit). The S&P 500® index rose 12.55%, with larger-cap, value-oriented stocks and defensive sectors shining brightest. Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets then rose beginning in February amid U.S. job gains, a broad rally in energy and materials markets, global economic stimulus and perceived softening of monetary policy by the U.S. Federal Reserve. The June 23 Brexit vote resulted in a sharp two-day decline for stocks, followed by a rebound as investor sentiment shifted and remained positive through August 31. For the year, dividend-rich telecommunication services, utilities and consumer staples led the way amid strong investor demand for yield. Conversely, a strong run for real estate stocks couldn’t help financials outpace the broader market. Meanwhile, the Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, in part as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities.

Comments from Lead Portfolio Manager Ramin Arani:  For the year, the fund’s share classes gained about 7%, trailing the 10.09% gain of the Fidelity Puritan Composite Index. Performance versus the Composite index was hampered most by security selection among equities, whereas asset allocation was a modest contributor. The largest individual detractor was pharmaceutical company Allergan. Shares of the Dublin-based company fell in early April after the firm called off a proposed merger amid new regulations meant to crack down on corporate inversions. Conversely, a non-benchmark stake in Vail Resorts was the biggest relative contributor. The company has done a nice job growing earnings and cash flow through increased visits to its portfolio of ski properties. Turning to fixed income, both sector positioning and security selection contributed to our relative results the past year. Specifically, the decision to overweight investment-grade credit was a significant contributor. Within this group, an overweighting in financials worked to our advantage, especially in the banking and real estate investment trust (REIT) categories. Conversely, out-of-benchmark exposure to Treasury Inflation-Protected Securities, or TIPS, was a modest detractor, as they performed poorly amid subdued inflation and slack demand for inflation protection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.9	2.9
Apple, Inc.	2.1	1.9
Microsoft Corp.	1.7	1.2
Facebook, Inc. Class A	1.7	1.5
Amazon.com, Inc.	1.4	1.1
	9.8

Top Five Bond Issuers as of August 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.1	3.3
Fannie Mae	3.7	3.0
Freddie Mac	1.5	1.7
Ginnie Mae	1.2	1.2
Citigroup, Inc.	0.7	0.8
	11.2

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.8	15.7
Financials	17.0	17.7
Consumer Discretionary	13.7	14.4
Health Care	12.0	12.5
Consumer Staples	7.3	6.4

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks	65.4%
Bonds	31.9%
Convertible Securities	0.6%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.9%

As of February 29, 2016*
Stocks	63.0%
Bonds	32.0%
Convertible Securities	0.7%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 14.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Common Stocks - 65.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.0%
Chassix Holdings, Inc.(a)	18,330	$641
Delphi Automotive PLC	18,393	1,300
		1,941
Automobiles - 0.3%
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,502,778	9,891
General Motors Co.	151,398	4,833
General Motors Co. warrants 7/10/19 (a)	8,394	117
Tesla Motors, Inc. (a)	319,400	67,716
		82,557
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	1,138,000	42,459
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	71,700	2,720
Dave & Buster's Entertainment, Inc. (a)	544,200	25,278
Domino's Pizza, Inc.	184,200	27,551
Extended Stay America, Inc. unit	150,000	2,123
McDonald's Corp.	1,280,600	148,114
Red Rock Resorts, Inc.	278,655	5,967
Starbucks Corp.	3,166,400	178,047
Vail Resorts, Inc.	1,152,527	182,595
		572,395
Household Durables - 0.3%
Newell Brands, Inc.	1,642,696	87,194
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	484,400	372,581
Expedia, Inc.	162,600	17,743
Netflix, Inc. (a)	493,300	48,072
Priceline Group, Inc. (a)	49,200	69,703
		508,099
Leisure Products - 0.2%
Hasbro, Inc.	574,200	46,935
Media - 3.3%
Altice NV Class A (a)	523,244	8,711
AMC Networks, Inc. Class A (a)	53,800	2,923
Charter Communications, Inc. Class A (a)	762,964	196,242
Comcast Corp. Class A	2,335,000	152,382
Cumulus Media, Inc. Class A (a)	398,000	159
Lions Gate Entertainment Corp. (b)	2,246,800	47,093
Live Nation Entertainment, Inc. (a)	1,624,600	43,409
Publicis Groupe SA	36,972	2,745
Starz Series A (a)	1,419,200	44,265
The Walt Disney Co.	1,110,590	104,906
Time Warner, Inc.	836,400	65,582
Tribune Media Co. Class A	13,773	524
Tribune Publishing Co.	3,443	58
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	86,301	169,383
Vivendi SA	390,024	7,554
		845,936
Specialty Retail - 1.6%
Home Depot, Inc.	1,832,700	245,802
L Brands, Inc.	862,500	65,731
TJX Companies, Inc.	691,000	53,511
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,900	55,103
		420,147
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	228,600	37,995
Brunello Cucinelli SpA	1,407,200	28,066
Christian Dior SA	202,800	35,063
Hermes International SCA	81,100	34,249
lululemon athletica, Inc. (a)	509,500	38,982
Luxottica Group SpA	81,800	3,949
Michael Kors Holdings Ltd. (a)	129,061	6,318
NIKE, Inc. Class B	1,424,300	82,097
Ralph Lauren Corp.	51,500	5,336
Ted Baker PLC	302,900	10,354
Tory Burch LLC:
Class A(a)(c)(d)	702,741	42,045
Class B (a)(c)(d)	324,840	20,720
		345,174

TOTAL CONSUMER DISCRETIONARY		2,952,837

CONSUMER STAPLES - 6.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	120,700	14,975
Anheuser-Busch InBev SA NV ADR	287,800	35,696
Brown-Forman Corp. Class B (non-vtg.)	617,200	29,965
Coca-Cola European Partners PLC	991,600	38,127
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	178,503
Kweichow Moutai Co. Ltd.	546,469	25,378
Molson Coors Brewing Co. Class B	1,430,500	146,369
Monster Beverage Corp. (a)	523,100	80,500
The Coca-Cola Co.	3,568,600	154,984
		704,497
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	578,500	93,769
CVS Health Corp.	1,236,200	115,461
Ovation Acquisition I LLC (d)	389,576	4
Wal-Mart Stores, Inc.	567,500	40,542
		249,776
Food Products - 0.5%
Bunge Ltd.	381,600	24,384
Mead Johnson Nutrition Co. Class A	454,800	38,690
Premium Brands Holdings Corp.	4,400	209
The Kraft Heinz Co.	430,200	38,499
TreeHouse Foods, Inc. (a)	194,400	18,416
WhiteWave Foods Co. (a)	90,000	4,989
		125,187
Household Products - 0.3%
Kimberly-Clark Corp.	255,800	32,758
Spectrum Brands Holdings, Inc. (b)	392,900	52,727
		85,485
Personal Products - 0.7%
Coty, Inc. Class A (b)	1,042,000	28,082
Estee Lauder Companies, Inc. Class A	1,498,400	133,702
L'Oreal SA	10,600	2,002
		163,786
Tobacco - 1.1%
Altria Group, Inc.	1,575,100	104,098
Reynolds American, Inc.	3,758,084	186,288
		290,386

TOTAL CONSUMER STAPLES		1,619,117

ENERGY - 3.3%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	377,281	1,852
Baker Hughes, Inc.	978,300	48,064
Schlumberger Ltd.	2,149,482	169,809
		219,725
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	748,600	37,205
Chevron Corp.	2,275,400	228,860
Cimarex Energy Co.	307,400	40,632
ConocoPhillips Co.	597,100	24,511
Devon Energy Corp.	2,256,100	97,757
EQT Corp.	217,900	15,580
Golar LNG Ltd.	542,100	11,292
Imperial Oil Ltd.	1,965,800	59,975
Kinder Morgan, Inc.	409,000	8,937
Noble Energy, Inc.	724,499	24,981
Southwestern Energy Co. (a)	4,072	57
Suncor Energy, Inc.	2,987,300	81,004
The Williams Companies, Inc.	377,600	10,550
Warrior Met Coal LLC Class A (d)	414	58
		641,399

TOTAL ENERGY		861,124

FINANCIALS - 8.9%
Banks - 3.3%
Bank of America Corp.	11,654,700	188,107
Citigroup, Inc.	3,425,640	163,540
First Republic Bank	50,000	3,848
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (A Shares) (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(e)	7,792,950	29,262
JPMorgan Chase & Co.	1,364,423	92,099
SunTrust Banks, Inc.	2,158,500	95,125
TCF Financial Corp.	258,400	3,786
U.S. Bancorp	3,923,800	173,236
Wells Fargo & Co.	2,106,540	107,012
		856,015
Capital Markets - 0.2%
E*TRADE Financial Corp. (a)	2,420,800	63,861
Goldman Sachs Group, Inc.	20,400	3,457
Motors Liquidation Co. GUC Trust (a)	28,150	282
		67,600
Consumer Finance - 0.3%
Capital One Financial Corp.	1,019,500	72,996
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	208,564
Broadcom Ltd.	677,830	119,583
McGraw Hill Financial, Inc.	328,800	40,620
Moody's Corp.	482,800	52,476
Senseonics Holdings, Inc. (b)	3,508,771	14,035
WME Entertainment Parent, LLC Class A unit (c)(d)	24,342,601	50,000
		485,278
Insurance - 1.3%
Chubb Ltd.	1,750,347	222,172
MetLife, Inc.	926,300	40,201
The Travelers Companies, Inc.	571,000	67,783
		330,156
Real Estate Investment Trusts - 1.8%
American Tower Corp.	1,599,700	181,374
Boston Properties, Inc.	404,200	56,641
Public Storage	400,800	89,755
Simon Property Group, Inc.	460,700	99,267
Store Capital Corp.	1,263,200	37,429
		464,466
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	28,748

TOTAL FINANCIALS		2,305,259

HEALTH CARE - 10.6%
Biotechnology - 3.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,662,304	53,410
Acceleron Pharma, Inc. (a)	130,400	3,913
Alexion Pharmaceuticals, Inc. (a)	891,100	112,154
Amgen, Inc.	1,992,000	338,760
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	26,174	5
Biogen, Inc. (a)	197,800	60,454
Genmab A/S (a)	118,088	18,867
Geron Corp. (a)(b)	3,139,900	8,446
Macrogenics, Inc. (a)	226,200	6,743
Neurocrine Biosciences, Inc. (a)	579,100	28,063
Puma Biotechnology, Inc. (a)	290,101	17,159
Regeneron Pharmaceuticals, Inc. (a)	66,200	25,987
Spark Therapeutics, Inc. (a)	178,800	10,117
Vertex Pharmaceuticals, Inc. (a)	1,083,600	102,411
		786,489
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	9,659,000	230,077
Corindus Vascular Robotics, Inc. (a)(b)(f)	1,315,800	1,539
Corindus Vascular Robotics, Inc. (a)(d)(f)	5,000,000	5,850
Danaher Corp.	1,192,200	97,057
DexCom, Inc. (a)	286,200	26,070
Intuitive Surgical, Inc. (a)	43,700	29,997
Medtronic PLC	4,236,286	368,684
Nevro Corp. (a)	468,000	44,193
Zimmer Biomet Holdings, Inc.	564,000	73,100
		876,567
Health Care Providers & Services - 0.7%
Cigna Corp.	195,400	25,062
HCA Holdings, Inc. (a)	91,500	6,913
HealthSouth Corp. warrants 1/17/17 (a)	1,835	5
Legend Acquisition, Inc.(a)	2,509	35
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
UnitedHealth Group, Inc.	1,129,100	153,614
		185,629
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	313
Pharmaceuticals - 3.4%
Allergan PLC (a)	1,127,489	264,441
Bristol-Myers Squibb Co.	949,100	54,469
Catalent, Inc. (a)	976,100	24,627
Eli Lilly & Co.	601,700	46,782
Endo International PLC (a)	792,100	16,396
GlaxoSmithKline PLC sponsored ADR	1,160,400	50,431
Jazz Pharmaceuticals PLC (a)	114,600	14,191
Johnson & Johnson	2,214,200	264,243
Pfizer, Inc.	234,400	8,157
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,329,200	66,978
The Medicines Company (a)	618,500	24,227
TherapeuticsMD, Inc. (a)	4,922,824	33,869
		868,811

TOTAL HEALTH CARE		2,717,809

INDUSTRIALS - 4.9%
Aerospace & Defense - 3.0%
BAE Systems PLC	3,064,300	21,654
BWX Technologies, Inc.	672,700	26,107
General Dynamics Corp.	821,100	124,988
Honeywell International, Inc.	1,004,400	117,224
Huntington Ingalls Industries, Inc.	371,800	61,410
Northrop Grumman Corp.	218,000	46,231
Raytheon Co.	1,045,900	146,562
Rockwell Collins, Inc.	979,900	82,008
TransDigm Group, Inc. (a)	132,600	37,816
United Technologies Corp.	1,032,700	109,910
		773,910
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	29,555
Building Products - 0.2%
Lennox International, Inc.	333,400	53,701
Masonite International Corp. (a)	10,749	717
		54,418
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(d)	5,819,318	349
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	18,013
Fortive Corp.	596,100	31,397
		49,410
Industrial Conglomerates - 0.7%
General Electric Co.	5,927,800	185,184
Machinery - 0.3%
Caterpillar, Inc.	925,300	75,828
Road & Rail - 0.4%
CSX Corp.	1,057,900	29,917
Norfolk Southern Corp.	748,700	70,303
		100,220
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,852

TOTAL INDUSTRIALS		1,270,726

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	4,790,300	150,607
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	42,221
Arrow Electronics, Inc. (a)	88,800	5,846
CDW Corp.	100,000	4,465
E Ink Holdings, Inc. GDR (e)	140,100	1,057
Keysight Technologies, Inc. (a)	637,727	19,406
		72,995
Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	104,800
Alphabet, Inc. Class C (a)	980,183	751,818
Facebook, Inc. Class A (a)	3,423,660	431,792
Functionx, Inc. (a)(b)	56,268	16
GoDaddy, Inc. (a)	87,500	2,833
Mail.Ru Group Ltd. GDR (a)(e)	77,400	1,300
Pandora Media, Inc. (a)(b)	23,894	335
Spotify Technology SA (a)(d)	15,262	27,411
Yahoo!, Inc. (a)	720,500	30,801
		1,351,106
IT Services - 3.6%
Accenture PLC Class A	1,141,700	131,296
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	175,743
Computer Sciences Corp.	561,000	26,389
Global Payments, Inc.	403,800	30,669
MasterCard, Inc. Class A	1,733,200	167,479
PayPal Holdings, Inc. (a)	1,031,200	38,309
Visa, Inc. Class A	4,503,100	364,301
		934,186
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	477,600	29,879
Cypress Semiconductor Corp.	1,614	19
Lam Research Corp.	251,466	23,467
Maxim Integrated Products, Inc.	1,727,800	70,356
NXP Semiconductors NV (a)	744,397	65,522
Qorvo, Inc. (a)	394,800	22,673
Skyworks Solutions, Inc.	149,300	11,177
Texas Instruments, Inc.	816,000	56,745
		279,838
Software - 4.1%
Activision Blizzard, Inc.	2,204,100	91,184
Adobe Systems, Inc. (a)	1,030,900	105,471
Autodesk, Inc. (a)	1,149,600	77,483
Citrix Systems, Inc. (a)	215,400	18,783
Electronic Arts, Inc. (a)	548,500	44,555
Microsoft Corp.	7,581,900	435,656
Mobileye NV (a)(b)	991,840	48,491
Oracle Corp.	2,053,000	84,625
Red Hat, Inc. (a)	198,000	14,450
Salesforce.com, Inc. (a)	1,427,600	113,380
Workday, Inc. Class A (a)	174,300	14,779
		1,048,857
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	4,982,600	528,654
Western Digital Corp.	51,248	2,392
		531,046

TOTAL INFORMATION TECHNOLOGY		4,368,635

MATERIALS - 1.6%
Chemicals - 1.5%
CF Industries Holdings, Inc.	275,230	7,156
E.I. du Pont de Nemours & Co.	2,424,775	168,764
LyondellBasell Industries NV Class A	42,698	3,368
Monsanto Co.	795,800	84,753
Potash Corp. of Saskatchewan, Inc.	551,000	9,983
Sherwin-Williams Co.	157,000	44,542
The Chemours Co. LLC	395,195	5,213
The Dow Chemical Co.	1,047,700	56,199
		379,978
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	16,010
Vulcan Materials Co.	200,500	22,831
		38,841
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	921

TOTAL MATERIALS		419,740

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	4,209,576	172,087
Broadview Networks Holdings, Inc. (a)	123,987	161
Iliad SA	28,725	5,923
		178,171
UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	705,307	51,290
NextEra Energy, Inc.	302,600	36,596
PPL Corp.	410,800	14,288
		102,174
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	2,031
Multi-Utilities - 0.1%
Sempra Energy	184,400	19,294

TOTAL UTILITIES		123,499

TOTAL COMMON STOCKS
(Cost $12,660,658)		16,816,917

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,082,251	2,002
Roku, Inc. Series F, 8.00% (a)(d)	5,520,836	9,882
		11,884
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (d)	196,700	7,305
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(d)	508,444	20,577
TOTAL CONSUMER DISCRETIONARY		39,766
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	882
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,960,879	21,451
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	12,300	10,242
Teva Pharmaceutical Industries Ltd. 7%	5,570	4,751
		14,993
TOTAL HEALTH CARE		36,444
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(d)	2,497,881	250
TOTAL INFORMATION TECHNOLOGY		78,849
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)	42,400	3,642

TOTAL CONVERTIBLE PREFERRED STOCKS		159,583

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(c)(d)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,433

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,433

TOTAL PREFERRED STOCKS
(Cost $141,438)		167,016
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 18.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	326
3.5% 1/15/31 (e)	4,584	2,409
		2,735
Nonconvertible Bonds - 18.3%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (e)	1,260	1,197
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (e)(g)	1,405	1,458
6.75% 11/15/22 pay-in-kind (e)(g)	391	434
6.875% 8/15/18 pay-in-kind (e)(g)	628	644
		3,733
Automobiles - 0.4%
Ford Motor Co. 4.75% 1/15/43	10,000	10,817
General Motors Co.:
3.5% 10/2/18	4,530	4,661
5.2% 4/1/45	2,729	2,905
6.25% 10/2/43	763	914
6.6% 4/1/36	3,372	4,158
6.75% 4/1/46	5,655	7,257
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,459
3.15% 1/15/20	12,000	12,252
3.25% 5/15/18	3,070	3,129
3.5% 7/10/19	17,868	18,414
4% 1/15/25	6,368	6,483
4.25% 5/15/23	3,285	3,439
4.375% 9/25/21	11,267	12,017
4.75% 8/15/17	2,505	2,581
Volkswagen International Finance NV 2.375% 3/22/17 (e)	1,515	1,522
		92,008
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (e)	2,265	2,009
LKQ Corp. 4.75% 5/15/23	265	268
		2,277
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	571
Laureate Education, Inc. 10% 9/1/19 (e)(g)	13,090	12,026
Service Corp. International 5.375% 1/15/22	505	528
		13,125
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (e)	1,175	1,216
24 Hour Holdings III LLC 8% 6/1/22 (e)	510	417
Aramark Services, Inc.:
5.125% 1/15/24	1,625	1,685
5.125% 1/15/24 (e)	4,620	4,790
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,332
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)(h)	2,861	1,573
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	803
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	5,680	5,936
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (e)	5,275	5,532
5.25% 6/1/26 (e)	4,105	4,362
Landry's Acquisition Co. 9.375% 5/1/20 (e)	875	921
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	900	916
McDonald's Corp.:
3.7% 1/30/26	3,379	3,652
4.7% 12/9/35	1,744	2,001
4.875% 12/9/45	2,737	3,238
MGM Mirage, Inc. 6% 3/15/23	1,630	1,770
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	865	878
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,795
Playa Resorts Holding BV 8% 8/15/20 (e)	90	92
Scientific Games Corp. 10% 12/1/22	6,840	6,327
Studio City Finance Ltd. 8.5% 12/1/20 (e)	1,000	1,014
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (e)(h)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (e)	605	613
		56,863
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	732
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	785	789
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	620	637
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (e)	925	960
5.75% 10/15/20	4,574	4,717
7% 7/15/24 (e)	1,160	1,243
8.25% 2/15/21 (g)	1,485	1,544
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	1,395	1,458
William Lyon Homes, Inc.:
5.75% 4/15/19	470	478
7% 8/15/22	2,585	2,669
8.5% 11/15/20	1,310	1,379
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	1,350	1,259
		17,865
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22	5,000	5,375
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,574
		7,949
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	6,156
7.75% 12/1/45	8,012	12,176
Altice SA:
7.625% 2/15/25 (e)	4,905	5,040
7.75% 5/15/22 (e)	10,065	10,713
Altice U.S. Finance SA:
5.375% 7/15/23 (e)	2,375	2,485
7.75% 7/15/25 (e)	3,160	3,452
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,404
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,810	1,672
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	17,340
Cable One, Inc. 5.75% 6/15/22 (e)	895	942
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	288
5.625% 2/15/24	670	713
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,659
5.25% 3/15/21	3,375	3,519
5.5% 5/1/26 (e)	1,035	1,096
5.75% 9/1/23	945	997
5.75% 1/15/24	4,235	4,505
5.75% 2/15/26 (e)	5,010	5,361
5.875% 5/1/27 (e)	3,385	3,622
Cengage Learning, Inc. 9.5% 6/15/24 (e)	3,725	3,809
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	325	336
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	3,345	3,383
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	7,702	8,350
4.908% 7/23/25 (e)	5,177	5,708
6.484% 10/23/45 (e)	1,299	1,596
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,307
5.125% 12/15/22	355	367
Clear Channel Communications, Inc. 5.5% 12/15/16	4,965	4,866
Clear Channel International BV 8.75% 12/15/20 (e)	2,420	2,565
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	763
7.625% 3/15/20	585	562
Series B, 6.5% 11/15/22	1,455	1,524
7.625% 3/15/20	4,105	4,136
Columbus International, Inc. 7.375% 3/30/21 (e)	7,655	8,191
Discovery Communications LLC 5.05% 6/1/20	168	185
DISH DBS Corp.:
5% 3/15/23	2,675	2,575
5.875% 7/15/22	2,655	2,708
6.75% 6/1/21	3,515	3,776
Gray Television, Inc. 5.875% 7/15/26 (e)	985	1,027
Lamar Media Corp.:
5.375% 1/15/24	630	671
5.875% 2/1/22	525	551
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (e)	3,965	4,243
MDC Partners, Inc. 6.5% 5/1/24 (e)	2,350	2,233
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	15,108	15,297
National CineMedia LLC:
6% 4/15/22	2,600	2,717
7.875% 7/15/21	1,380	1,435
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (e)(g)	2,265	1,018
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (e)	685	704
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	2,775	2,959
Regal Entertainment Group 5.75% 3/15/22	1,230	1,287
Sirius XM Radio, Inc.:
5.375% 4/15/25 (e)	1,490	1,561
5.75% 8/1/21 (e)	2,580	2,696
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,075
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,797
3.85% 9/29/24	4,335	4,643
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,290
4.5% 9/15/42	2,819	2,727
5.5% 9/1/41	2,304	2,500
5.85% 5/1/17	1,621	1,668
6.55% 5/1/37	10,296	12,424
6.75% 7/1/18	1,581	1,723
7.3% 7/1/38	3,823	4,965
8.25% 4/1/19	10,176	11,760
Time Warner, Inc. 2.1% 6/1/19	10,446	10,599
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (e)	1,340	1,410
Viacom, Inc.:
2.5% 9/1/18	714	722
3.5% 4/1/17	219	222
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,060	1,106
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	4,820	5,073
13.375% 10/15/19	1,009	1,077
Ziggo Bond Finance BV 5.875% 1/15/25 (e)	1,120	1,126
		260,153
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,350
5.75% 2/15/18	400	415
7.4% 4/1/37	440	396
8.125% 10/1/19	2,160	2,325
		4,486
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35	1,800	1,967
Sally Holdings LLC 5.625% 12/1/25	1,575	1,706
Sonic Automotive, Inc.:
5% 5/15/23	195	194
7% 7/15/22	885	936
		4,803
TOTAL CONSUMER DISCRETIONARY		463,262
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,480
3.3% 2/1/23	15,133	15,879
4.7% 2/1/36	14,328	16,607
4.9% 2/1/46	16,386	19,815
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	1,947	1,956
		68,737
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (e)	3,775	3,907
6.625% 6/15/24 (e)	2,555	2,743
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	3,435	3,349
CVS Health Corp.:
3.5% 7/20/22	3,373	3,622
3.875% 7/20/25	5,311	5,850
ESAL GmbH 6.25% 2/5/23 (e)	8,595	8,681
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (e)	775	801
Minerva Luxembourg SA 7.75% 1/31/23 (e)	6,275	6,599
Performance Food Group, Inc. 5.5% 6/1/24 (e)	1,050	1,089
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,102
6.875% 12/15/28 (e)(g)	3,505	4,294
7.7% 2/15/27	3,085	3,918
9.25% 3/15/20	1,330	1,403
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (e)	2,955	2,652
U.S. Foods, Inc. 5.875% 6/15/24 (e)	2,005	2,100
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,262
3.3% 11/18/21	3,750	3,961
		60,333
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (e)	417	441
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,078
Darling International, Inc. 5.375% 1/15/22	745	782
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	2,877	2,972
JBS Investments GmbH:
7.25% 4/3/24 (e)	6,300	6,669
7.75% 10/28/20 (e)	2,850	3,028
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)	6,075	6,166
5.875% 7/15/24 (e)	1,370	1,415
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (e)	880	948
Post Holdings, Inc.:
6.75% 12/1/21 (e)	1,485	1,595
7.75% 3/15/24 (e)	6,115	6,795
8% 7/15/25 (e)	555	634
TreeHouse Foods, Inc. 6% 2/15/24 (e)	1,065	1,158
William Wrigley Jr. Co.:
1.4% 10/21/16 (e)	3,217	3,219
2% 10/20/17 (e)	4,607	4,647
		42,547
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (e)	5,285	5,510
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	1,435	1,555
6.375% 11/15/20	350	364
6.625% 11/15/22	415	444
		7,873
Personal Products - 0.0%
Revlon Consumer Products Corp. 5.75% 2/15/21	5,085	5,199
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,140
4% 1/31/24	3,123	3,505
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	6,420	6,810
4.25% 7/21/25 (e)	6,420	7,027
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,270
3.25% 6/12/20	1,273	1,340
4% 6/12/22	4,375	4,790
4.45% 6/12/25	3,173	3,561
4.85% 9/15/23	7,000	8,032
5.7% 8/15/35	1,646	2,045
5.85% 8/15/45	12,632	16,474
7.25% 6/15/37	6,101	8,420
Vector Group Ltd. 7.75% 2/15/21	1,285	1,359
		70,773
TOTAL CONSUMER STAPLES		255,462
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,634	5,549
5.35% 3/15/20 (e)	5,174	5,252
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,252
6.5% 4/1/20	2,937	3,282
Ensco PLC:
4.5% 10/1/24	1,690	1,203
5.2% 3/15/25	75	54
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	624
Halliburton Co.:
3.8% 11/15/25	3,469	3,585
4.85% 11/15/35	3,029	3,235
5% 11/15/45	4,151	4,569
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	14
5.875% 4/1/20	2,439	1,488
Noble Holding International Ltd.:
3.95% 3/15/22	230	175
4.625% 3/1/21	765	641
5% 3/16/18 (g)	470	462
6.95% 4/1/25 (g)	3,485	2,840
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	2,355	918
Pride International, Inc. 7.875% 8/15/40	2,554	1,890
Summit Midstream Holdings LLC 7.5% 7/1/21	500	508
Transocean, Inc. 5.55% 12/15/16 (g)	3,719	3,747
Weatherford International Ltd.:
4.5% 4/15/22	1,865	1,548
7.75% 6/15/21	2,420	2,396
8.25% 6/15/23	2,940	2,890
		53,122
Oil, Gas & Consumable Fuels - 2.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,704
Alpha Natural Resources, Inc. 9.75% 4/15/18 (h)	1,099	5
Anadarko Finance Co. 7.5% 5/1/31	1,622	1,966
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,513
5.55% 3/15/26	4,888	5,407
6.375% 9/15/17	2,738	2,864
6.6% 3/15/46	6,640	7,904
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,342
5.625% 6/1/23 (Reg. S)	1,835	1,840
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,792
6% 12/1/20	760	778
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (e)	5,000	4,813
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,221
4.742% 3/11/21	4,210	4,761
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,241
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	899
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,540
Chesapeake Energy Corp.:
3.9301% 4/15/19 (g)	2,150	1,946
4.875% 4/15/22	5,325	4,074
5.75% 3/15/23	1,800	1,380
8% 12/15/22 (e)	6,740	6,420
Citgo Holding, Inc. 10.75% 2/15/20 (e)	2,315	2,371
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,219
3.3% 6/1/20	5,938	6,145
4.5% 6/1/25	1,813	1,961
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,128
5.5% 4/1/23	750	774
CONSOL Energy, Inc. 8% 4/1/23	5,000	4,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,121
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	6,640	5,796
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,667
2.7% 4/1/19	4,139	4,010
3.875% 3/15/23	2,327	2,211
4.95% 4/1/22	1,048	1,056
5.6% 4/1/44	1,686	1,543
Denbury Resources, Inc. 4.625% 7/15/23	4,625	2,983
Diamondback Energy, Inc. 7.625% 10/1/21	935	992
Duke Energy Field Services 6.45% 11/3/36 (e)	3,753	3,631
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,292
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	4,545	4,860
Enable Midstream Partners LP:
2.4% 5/15/19	1,656	1,618
3.9% 5/15/24	1,746	1,643
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,841
4.375% 10/15/20	4,351	4,534
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	775	424
7.75% 9/1/22	1,310	717
9.375% 5/1/20	7,305	4,712
Gibson Energy, Inc. 6.75% 7/15/21 (e)	160	162
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	275
7% 6/15/23	1,420	1,292
Halcon Resources Corp. 8.625% 2/1/20 (e)	565	537
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)	1,265	1,227
5.75% 10/1/25 (e)	6,625	6,493
7.625% 4/15/21 (e)	4,201	4,317
Jupiter Resources, Inc. 8.5% 10/1/22 (e)	2,785	2,200
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	599	606
3.45% 2/15/23	7,202	7,130
3.5% 3/1/21	2,994	3,093
6.55% 9/15/40	674	732
Kinder Morgan, Inc.:
3.05% 12/1/19	1,752	1,799
5% 2/15/21 (e)	3,749	4,059
Laredo Petroleum, Inc. 5.625% 1/15/22	1,600	1,496
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	729
6.5% 9/15/21 (h)	720	155
7.75% 2/1/21 (h)	20	4
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,535
Motiva Enterprises LLC 5.75% 1/15/20 (e)	3,614	3,976
MPLX LP 4% 2/15/25	962	940
Murphy Oil Corp. 6.875% 8/15/24	550	573
Nakilat, Inc. 6.067% 12/31/33 (e)	1,839	2,221
Nexen, Inc. 6.2% 7/30/19	1,865	2,085
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,045
Oasis Petroleum, Inc. 6.875% 3/15/22	595	553
Parsley Energy LLC/Parsley 6.25% 6/1/24 (e)	4,225	4,362
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (e)	2,850	2,709
Peabody Energy Corp.:
6.25% 11/15/21 (h)	2,010	432
10% 3/15/22 (e)(h)	1,380	442
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	22,302
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,181
4.875% 3/17/20	20,511	20,101
5.625% 5/20/43	11,155	8,603
7.25% 3/17/44	28,868	26,559
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	10,725	10,336
5.75% 1/20/20	16,310	16,495
7.875% 3/15/19	1,593	1,700
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,266
3.5% 7/23/20	7,125	7,214
3.5% 1/30/23	4,530	4,402
4.5% 1/23/26	6,398	6,408
4.875% 1/24/22	2,315	2,411
4.875% 1/18/24	5,974	6,198
5.5% 1/21/21	12,842	13,857
5.5% 6/27/44	22,702	21,567
5.625% 1/23/46	6,203	5,993
6% 3/5/20	4,075	4,459
6.375% 1/23/45	13,324	14,032
6.5% 6/2/41	7,783	8,251
6.875% 8/4/26 (e)	12,000	13,950
8% 5/3/19	3,283	3,715
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,545
4.3% 4/1/22	5,338	5,880
Phillips 66 Partners LP 2.646% 2/15/20	527	530
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,911
Plains Exploration & Production Co.:
6.5% 11/15/20	395	396
6.625% 5/1/21	395	390
6.75% 2/1/22	3,225	3,225
6.875% 2/15/23	6,818	6,631
Range Resources Corp. 4.875% 5/15/25	1,040	1,004
Rice Energy, Inc.:
6.25% 5/1/22	4,290	4,397
7.25% 5/1/23	1,030	1,076
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	584
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,721
5.625% 3/1/25	6,075	6,424
5.75% 5/15/24	8,830	9,382
5.875% 6/30/26 (e)	3,780	4,045
SemGroup Corp. 7.5% 6/15/21	2,610	2,623
Shell International Finance BV 4.375% 5/11/45	6,392	7,037
SM Energy Co.:
5% 1/15/24	1,585	1,448
5.625% 6/1/25	1,670	1,561
6.125% 11/15/22	3,170	3,083
6.5% 11/15/21	490	485
6.5% 1/1/23	80	78
Southeast Supply Header LLC 4.25% 6/15/24 (e)	4,893	4,936
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,519
6.7% 1/23/25 (g)	3,470	3,565
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,020
Spectra Energy Partners LP 4.6% 6/15/21	1,296	1,399
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,346
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (e)	6,670	6,771
6.25% 4/15/21 (e)	2,710	2,791
6.375% 4/1/23 (e)	965	994
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22	570	589
6.75% 3/15/24 (e)	7,000	7,438
Teekay Corp.:
8.5% 1/15/20	120	102
8.5% 1/15/20 (e)	1,730	1,445
Teine Energy Ltd. 6.875% 9/30/22 (e)	5,104	5,117
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	990	1,054
5.875% 10/1/20	235	241
6.125% 10/15/21	700	733
6.25% 10/15/22	2,750	2,911
6.375% 5/1/24	1,185	1,265
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,023
4.55% 6/24/24	19,902	20,350
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,703
5.375% 6/1/21	10,596	11,508
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	600
Western Refining, Inc. 6.25% 4/1/21	550	535
Williams Partners LP:
3.6% 3/15/22	5,146	5,137
3.9% 1/15/25	1,767	1,757
4% 11/15/21	2,349	2,416
4.3% 3/4/24	4,038	4,134
4.5% 11/15/23	2,564	2,660
WPX Energy, Inc.:
5.25% 9/15/24	170	157
6% 1/15/22	1,685	1,639
7.5% 8/1/20	1,140	1,171
8.25% 8/1/23	1,715	1,784
		617,979
TOTAL ENERGY		671,101
FINANCIALS - 7.6%
Banks - 2.9%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	5,555	5,541
4% 4/14/19 (e)	21,750	22,037
5.5% 7/12/20 (e)	16,673	17,689
5.75% 9/26/23 (e)	5,082	5,425
6.369% 6/16/18 (e)	10,462	10,946
6.5% 6/10/19 (e)	1,763	1,897
Bank of America Corp.:
1.35% 11/21/16	4,652	4,654
2.6% 1/15/19	66,110	67,570
2.65% 4/1/19	28,149	28,806
3.5% 4/19/26	6,316	6,592
3.875% 8/1/25	4,168	4,464
3.95% 4/21/25	9,148	9,521
4% 1/22/25	2,059	2,144
4.2% 8/26/24	9,221	9,781
4.25% 10/22/26	5,465	5,796
4.45% 3/3/26	1,058	1,138
5.75% 12/1/17	6,075	6,387
Barclays PLC:
2.75% 11/8/19	4,598	4,635
4.375% 1/12/26	8,817	9,205
BB&T Corp. 3.95% 3/22/22	1,495	1,606
Capital One NA 2.95% 7/23/21	7,402	7,644
CIT Group, Inc.:
5% 8/15/22	4,195	4,447
5% 8/1/23	2,755	2,920
5.25% 3/15/18	3,215	3,352
5.375% 5/15/20	2,805	2,998
5.5% 2/15/19 (e)	5,285	5,595
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,355
1.75% 5/1/18	18,342	18,366
1.85% 11/24/17	30,961	31,094
2.4% 2/18/20	10,000	10,131
2.5% 7/29/19	32,442	33,099
2.55% 4/8/19	14,645	14,938
4.05% 7/30/22	14,700	15,635
4.3% 11/20/26	12,000	12,602
Citizens Bank NA 2.55% 5/13/21	2,268	2,308
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	6,650	6,874
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,438
3.75% 3/26/25	6,420	6,430
3.8% 9/15/22	9,940	10,142
3.8% 6/9/23 (e)	12,454	12,634
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,316
Discover Bank 7% 4/15/20	3,075	3,490
Fifth Third Bancorp:
3.5% 3/15/22	529	558
4.5% 6/1/18	418	438
5.45% 1/15/17	1,848	1,876
HBOS PLC 6.75% 5/21/18 (e)	408	436
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,019
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,983
Huntington National Bank:
2% 6/30/18	13,000	13,087
2.2% 4/1/19	2,700	2,728
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	4,062	3,832
5.71% 1/15/26 (e)	9,946	9,743
JPMorgan Chase & Co.:
2.95% 10/1/26	10,977	11,045
3.875% 9/10/24	12,321	13,005
4.125% 12/15/26	67,488	72,326
KeyCorp. 5.1% 3/24/21	519	586
Rabobank Nederland 4.375% 8/4/25	9,821	10,392
Regions Bank 6.45% 6/26/37	10,147	12,363
Regions Financial Corp. 3.2% 2/8/21	4,117	4,268
Royal Bank of Canada 4.65% 1/27/26	7,579	8,336
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	49,843
6% 12/19/23	13,834	14,633
6.1% 6/10/23	7,367	7,823
6.125% 12/15/22	35,362	37,767
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,253
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,541
3.5% 1/20/17	4,123	4,151
Wells Fargo & Co.:
4.1% 6/3/26	13,000	14,112
4.48% 1/16/24	5,192	5,750
		756,536
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,205
4.25% 2/15/24	2,760	2,908
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)	8,000	8,410
Credit Suisse AG 6% 2/15/18	12,547	13,209
Deutsche Bank AG 4.5% 4/1/25	14,192	13,401
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,564
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,038
2.375% 1/22/18	10,000	10,128
2.55% 10/23/19	70,000	71,554
2.6% 4/23/20	1,300	1,326
2.625% 1/31/19	25,103	25,746
3.75% 2/25/26	15,000	15,878
5.95% 1/18/18	4,242	4,495
6.15% 4/1/18	3,466	3,711
Lazard Group LLC:
4.25% 11/14/20	4,447	4,713
6.85% 6/15/17	1,063	1,104
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,405
Morgan Stanley:
1.875% 1/5/18	13,596	13,664
2.125% 4/25/18	16,388	16,552
2.5% 1/24/19	97,536	99,091
4.875% 11/1/22	7,232	8,016
5.625% 9/23/19	453	504
5.95% 12/28/17	250	265
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	7,000	7,058
UBS AG Stamford Branch:
1.8% 3/26/18	9,485	9,538
2.375% 8/14/19	10,750	10,969
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	7,279	7,663
		391,115
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,678
3.75% 5/15/19	2,125	2,186
3.95% 2/1/22	5,000	5,188
4.5% 5/15/21	2,325	2,453
5% 10/1/21	6,860	7,392
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,055
3.75% 11/18/19	2,000	2,045
4.25% 4/15/21	10,920	11,248
4.625% 5/19/22	1,365	1,433
4.75% 9/10/18	2,295	2,384
5.75% 11/20/25	8,715	9,271
6.25% 12/1/17	1,800	1,888
8% 12/31/18	19,035	21,153
8% 11/1/31	22,391	28,045
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,561
Discover Financial Services:
3.85% 11/21/22	1,983	2,050
3.95% 11/6/24	15,000	15,432
5.2% 4/27/22	2,146	2,352
6.45% 6/12/17	10,512	10,886
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,013
2.375% 3/12/19	17,400	17,632
2.875% 10/1/18	8,500	8,709
3% 6/12/17	5,430	5,496
5% 5/15/18	8,500	8,958
5.875% 8/2/21	10,438	11,982
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,693
Hyundai Capital America:
1.45% 2/6/17 (e)	5,366	5,368
2.125% 10/2/17 (e)	2,063	2,077
2.55% 2/6/19 (e)	5,366	5,472
2.875% 8/9/18 (e)	2,511	2,564
Navient Corp.:
5% 10/26/20	1,140	1,146
5.875% 10/25/24	7,190	6,777
6.625% 7/26/21	4,230	4,351
SLM Corp.:
4.875% 6/17/19	5,955	6,015
5.5% 1/15/19	2,150	2,209
5.5% 1/25/23	4,610	4,380
6.125% 3/25/24	9,585	9,202
7.25% 1/25/22	5,140	5,339
8% 3/25/20	5,930	6,434
8.45% 6/15/18	5,660	6,169
Synchrony Financial:
1.875% 8/15/17	1,300	1,303
3% 8/15/19	1,910	1,952
3.75% 8/15/21	7,084	7,429
4.25% 8/15/24	2,903	3,046
		313,416
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,325
3.875% 8/15/22	3,136	3,274
4.125% 6/15/26	2,949	3,061
Herc Rentals, Inc.:
7.5% 6/1/22 (e)	1,250	1,300
7.75% 6/1/24 (e)	1,250	1,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,269
5.875% 2/1/22	2,725	2,544
6% 8/1/20	2,230	2,144
MSCI, Inc. 5.75% 8/15/25 (e)	870	943
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (e)	1,645	1,676
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (e)	3,080	3,411
		30,253
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	4,232	4,453
AIA Group Ltd. 2.25% 3/11/19 (e)	1,203	1,218
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (e)	5,010	5,178
American International Group, Inc.:
3.3% 3/1/21	3,455	3,625
3.75% 7/10/25	11,144	11,755
4.875% 6/1/22	10,692	11,970
5.85% 1/16/18	12,000	12,691
Aon Corp. 5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (e)	8,055	8,695
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (e)(g)	2,008	1,717
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	607
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	1,675	1,713
HUB International Ltd. 9.25% 2/15/21 (e)	940	992
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	2,655	2,874
5% 6/1/21 (e)	6,063	6,713
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,816
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	7,265	7,375
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	6,476	6,542
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	3,585	4,672
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,048	4,814
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,960	7,707
6% 2/10/20 (e)	9,150	10,158
Prudential Financial, Inc.:
2.3% 8/15/18	783	795
4.5% 11/16/21	1,461	1,635
7.375% 6/15/19	1,880	2,163
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	6,853	7,820
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,569	1,611
4.125% 11/1/24 (e)	2,275	2,394
Unum Group:
3.875% 11/5/25	6,934	6,995
5.625% 9/15/20	2,879	3,222
5.75% 8/15/42	10,079	11,536
7.125% 9/30/16	1,802	1,809
		159,383
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,161
4.6% 4/1/22	2,000	2,165
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,664
American Tower Corp. 2.8% 6/1/20	6,000	6,145
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,602
Camden Property Trust 2.95% 12/15/22	2,154	2,171
CommonWealth REIT 5.875% 9/15/20	991	1,096
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,728
5% 7/1/25	3,069	3,308
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	209
DDR Corp.:
3.625% 2/1/25	3,010	3,053
4.25% 2/1/26	2,564	2,720
4.625% 7/15/22	3,877	4,211
4.75% 4/15/18	4,595	4,789
7.5% 4/1/17	4,966	5,124
Duke Realty LP:
3.25% 6/30/26	1,061	1,089
3.625% 4/15/23	2,844	3,001
3.75% 12/1/24	2,012	2,141
3.875% 10/15/22	4,799	5,109
4.375% 6/15/22	3,202	3,486
6.75% 3/15/20	1,161	1,335
8.25% 8/15/19	1,838	2,157
Equity One, Inc. 3.75% 11/15/22	7,300	7,477
ERP Operating LP 5.75% 6/15/17	637	659
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,569
HCP, Inc.:
3.15% 8/1/22	8,000	8,065
3.875% 8/15/24	11,000	11,255
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,438
4% 6/1/25	4,568	4,887
4.125% 4/1/19	11,300	11,905
4.7% 9/15/17	744	768
HRPT Properties Trust:
6.25% 6/15/17	726	735
6.65% 1/15/18	490	508
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,955
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	754
6.375% 3/1/24	1,545	1,696
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,905
4.5% 1/15/25	1,769	1,796
4.5% 4/1/27	21,587	21,832
4.95% 4/1/24	1,785	1,866
5.25% 1/15/26	7,807	8,383
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,265
5% 12/15/23	980	1,050
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,123
WP Carey, Inc. 4% 2/1/25	7,547	7,536
		180,891
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,595
4.1% 10/1/24	5,444	5,602
4.55% 10/1/29	5,444	5,686
4.95% 4/15/18	4,256	4,448
5.7% 5/1/17	268	275
CBRE Group, Inc. 5.25% 3/15/25	2,580	2,784
Digital Realty Trust LP:
3.4% 10/1/20	6,817	7,104
3.95% 7/1/22	4,317	4,566
4.75% 10/1/25	4,899	5,341
5.25% 3/15/21	2,876	3,242
Essex Portfolio LP 5.5% 3/15/17	3,414	3,483
Howard Hughes Corp. 6.875% 10/1/21 (e)	1,690	1,775
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	803
Liberty Property LP:
3.375% 6/15/23	2,951	3,006
4.125% 6/15/22	2,746	2,893
4.75% 10/1/20	6,595	7,143
5.5% 12/15/16	2,022	2,046
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,054
3.15% 5/15/23	6,708	6,245
4.5% 4/18/22	1,689	1,726
7.75% 8/15/19	2,149	2,414
Mid-America Apartments LP:
4% 11/15/25	1,682	1,802
4.3% 10/15/23	1,086	1,177
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,226
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)	1,760	1,826
Tanger Properties LP:
3.125% 9/1/26	3,612	3,607
3.75% 12/1/24	3,781	3,967
3.875% 12/1/23	2,341	2,480
6.125% 6/1/20	7,035	7,991
Ventas Realty LP:
1.25% 4/17/17	2,655	2,655
3.125% 6/15/23	1,874	1,911
3.5% 2/1/25	2,295	2,378
4.125% 1/15/26	2,088	2,260
4.375% 2/1/45	1,098	1,138
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,632
4% 4/30/19	1,771	1,862
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	469
		121,612
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	10,685	11,633
TOTAL FINANCIALS		1,964,839
HEALTH CARE - 1.3%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,764
3.6% 5/14/25	6,397	6,765
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (e)	1,225	1,205
Amgen, Inc. 1.25% 5/22/17	11,041	11,052
		24,786
Health Care Providers& Services - 0.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	692
Community Health Systems, Inc.:
5.125% 8/1/21	840	828
6.875% 2/1/22	15,500	12,865
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,346
5.125% 7/15/24	2,535	2,617
5.75% 8/15/22	1,215	1,274
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,708
4.75% 11/15/21	14,348	16,134
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,892
4.25% 10/15/19	3,850	4,038
4.5% 2/15/27	5,400	5,454
4.75% 5/1/23	305	319
5% 3/15/24	1,755	1,860
5.375% 2/1/25	9,835	10,130
5.875% 3/15/22	10,110	11,121
5.875% 5/1/23	2,555	2,715
5.875% 2/15/26	5,470	5,785
6.25% 2/15/21	1,415	1,532
6.5% 2/15/20	20,898	23,092
7.5% 2/15/22	3,250	3,705
HealthSouth Corp.:
5.125% 3/15/23	800	810
5.75% 11/1/24	5,295	5,491
5.75% 9/15/25	6,165	6,450
McKesson Corp. 2.284% 3/15/19	5,400	5,504
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	4,017
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	656
Team Health, Inc. 7.25% 12/15/23 (e)	2,500	2,725
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,047
4.5% 4/1/21	1,030	1,040
5% 3/1/19	16,690	16,210
6% 10/1/20	1,145	1,209
6.75% 6/15/23	7,355	6,996
8% 8/1/20	6,000	6,098
8.125% 4/1/22	4,590	4,647
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,501
3.75% 7/15/25	6,406	7,095
Vizient, Inc. 10.375% 3/1/24 (e)	2,055	2,332
WellPoint, Inc. 1.875% 1/15/18	161	162
		194,097
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,500
2.4% 2/1/19	945	963
		2,463
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,906
2.45% 6/15/19	3,241	3,299
3% 3/12/20	5,472	5,656
3.45% 3/15/22	9,527	9,970
Endo Finance LLC 5.375% 1/15/23 (e)	350	317
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (e)	4,625	4,197
6.5% 2/1/25 (e)(g)	700	621
Forest Laboratories, Inc. 4.375% 2/1/19 (e)	2,160	2,280
Horizon Pharma PLC 6.625% 5/1/23	200	198
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	3,675	3,905
Mylan N.V.:
2.5% 6/7/19 (e)	3,556	3,601
3.15% 6/15/21 (e)	7,274	7,435
Mylan, Inc. 1.35% 11/29/16	1,757	1,759
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,438
2.3% 11/8/18	1,537	1,545
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,386
3.9% 12/15/24	2,011	2,036
4.9% 12/15/44	883	909
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	5,135
2.8% 7/21/23	3,674	3,689
3.15% 10/1/26	4,374	4,404
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	6,565	6,188
5.5% 3/1/23 (e)	3,325	2,901
5.625% 12/1/21 (e)	810	731
5.875% 5/15/23 (e)	8,575	7,546
6.125% 4/15/25 (e)	12,070	10,607
6.75% 8/15/18 (e)	3,620	3,630
7.5% 7/15/21 (e)	4,615	4,536
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,425	2,316
Zoetis, Inc. 1.875% 2/1/18	898	900
		114,041
TOTAL HEALTH CARE		335,387
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	3,650	4,063
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,120	3,104
TransDigm, Inc.:
6% 7/15/22	1,155	1,201
6.375% 6/15/26 (e)	1,890	1,928
6.5% 5/15/25	7,335	7,592
		17,888
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,768	1,958
6.125% 4/29/18	415	436
6.648% 3/15/19	560	572
6.9% 7/2/19	177	182
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	941	969
8.36% 1/20/19	715	746
		4,864
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (e)	1,630	1,659
10.75% 8/15/23 (e)	5,000	5,675
GCP Applied Technologies, Inc. 9.5% 2/1/23 (e)	1,800	2,061
HD Supply, Inc.:
5.25% 12/15/21 (e)	1,985	2,115
5.75% 4/15/24 (e)	3,090	3,291
HMAN Finance Sub Corp. 6.375% 7/15/22 (e)	510	474
Nortek, Inc. 8.5% 4/15/21	925	969
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (e)	440	449
6.125% 4/1/25 (e)	440	446
USG Corp.:
6.3% 11/15/16	170	171
7.875% 3/30/20 (e)	905	945
9.5% 1/15/18 (g)	975	1,068
		19,323
Commercial Services & Supplies - 0.2%
ADT Corp. 6.25% 10/15/21	1,140	1,248
APX Group, Inc.:
6.375% 12/1/19	9,020	9,257
7.875% 12/1/22	9,005	9,478
7.875% 12/1/22 (e)	1,165	1,226
8.75% 12/1/20	20,465	19,672
Cenveo Corp. 6% 8/1/19 (e)	730	646
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,883
6.375% 10/1/22	3,265	3,396
7.25% 12/1/20	775	803
Garda World Security Corp.:
7.25% 11/15/21 (e)	525	479
7.25% 11/15/21 (e)	3,430	3,130
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	215	213
TMS International Corp. 7.625% 10/15/21 (e)	255	219
		52,650
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (e)	475	411
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,512
Schaeffler Finance BV:
4.25% 5/15/21 (e)	1,760	1,804
4.75% 5/15/21 (e)	1,665	1,723
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	950	627
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	212	225
Xerium Technologies, Inc. 9.5% 8/15/21 (e)	2,595	2,660
		8,962
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	630	479
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	3,065	1,609
8.125% 2/15/19	975	551
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	700	487
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	151
		3,277
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,531
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,161
6.25% 10/15/22	800	841
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)	1,245	915
		2,917
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,762
2.625% 9/4/18	6,100	6,135
3.375% 6/1/21	3,689	3,818
3.75% 2/1/22	6,505	6,794
3.875% 4/1/21	5,301	5,586
4.25% 9/15/24	4,566	4,800
4.75% 3/1/20	4,617	4,986
Aircastle Ltd. 5.5% 2/15/22	1,340	1,456
Ashtead Capital, Inc. 5.625% 10/1/24 (e)	1,825	1,919
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,950
6.25% 5/15/19	3,035	3,303
7.125% 9/1/18 (e)	5,560	6,117
8.25% 12/15/20	4,165	4,982
8.625% 1/15/22	3,910	4,858
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	365	356
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,248
5.5% 7/15/25	975	1,005
		65,075
TOTAL INDUSTRIALS		177,487
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (e)	5,480	5,436
6.5% 6/15/19	5,408	5,915
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	6,026
6.5% 1/15/28	1,110	1,193
		18,570
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	746
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	13,573	13,952
5.875% 6/15/21 (e)	1,790	1,893
7.125% 6/15/24 (e)	1,740	1,885
Micron Technology, Inc. 7.5% 9/15/23 (e)	1,750	1,929
Sanmina Corp. 4.375% 6/1/19 (e)	1,295	1,352
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,107
6.55% 10/1/17	815	860
		23,724
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	940
Rackspace Hosting, Inc. 6.5% 1/15/24 (e)	6,440	6,763
VeriSign, Inc. 4.625% 5/1/23	1,225	1,253
		8,956
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,793
Everi Payments, Inc. 10% 1/15/22	565	533
Xerox Corp. 2.95% 3/15/17	947	953
		3,279
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 6% 4/1/22 (e)	365	380
Micron Technology, Inc.:
5.25% 1/15/24 (e)	2,494	2,387
5.5% 2/1/25	1,695	1,642
5.875% 2/15/22	880	889
NXP BV/NXP Funding LLC 5.75% 2/15/21 (e)	1,595	1,663
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (e)	2,675	2,932
		9,893
Software - 0.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	1,255	1,373
BMC Software, Inc. 7.25% 6/1/18	1,125	1,094
Open Text Corp. 5.875% 6/1/26 (e)	5,700	5,970
Parametric Technology Corp. 6% 5/15/24	585	633
		9,070
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	7,169
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	6,577	6,872
4.9% 10/15/25 (e)	6,577	7,014
6.35% 10/15/45 (e)	6,577	6,788
Western Digital Corp. 10.5% 4/1/24 (e)	2,750	3,108
		30,951
TOTAL INFORMATION TECHNOLOGY		104,443
MATERIALS - 0.3%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (e)	1,790	2,121
10% 10/15/25 (e)	960	1,140
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	2,852	2,560
LSB Industries, Inc. 7.75% 8/1/19	425	438
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,099
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,680	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (e)	4,355	4,126
10.375% 5/1/21 (e)	480	504
Tronox Finance LLC 6.375% 8/15/20	2,105	1,905
		16,893
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (e)	1,600	1,688
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	405	368
		2,056
Containers & Packaging - 0.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(g)	954	977
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	680	695
6.75% 1/31/21 (e)	785	813
7% 11/15/20 (e)	126	126
7.25% 5/15/24 (e)	3,410	3,627
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (e)	12,285	12,316
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,135	2,175
Owens-Illinois, Inc. 7.8% 5/15/18	350	383
Sealed Air Corp. 6.5% 12/1/20 (e)	1,065	1,219
		22,331
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(g)	2,727	2,979
6.75% 10/19/75 (e)(g)	6,773	7,722
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (e)	585	623
7.125% 5/1/18 (e)	93	95
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	7,189	7,607
4.5% 8/13/23 (Reg. S)	8,600	9,219
4.875% 11/4/44 (e)	1,735	1,804
4.875% 11/4/44 (Reg. S)	4,000	4,160
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (e)	1,085	1,194
New Gold, Inc.:
6.25% 11/15/22 (e)	615	635
7% 4/15/20 (e)	345	355
Teck Resources Ltd.:
8% 6/1/21 (e)	1,255	1,355
8.5% 6/1/24 (e)	3,430	3,859
Walter Energy, Inc. 9.5% 10/15/19 (e)(h)	800	0
		41,607
TOTAL MATERIALS		82,887
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
Altice Financing SA:
6.5% 1/15/22 (e)	2,300	2,421
6.625% 2/15/23 (e)	2,620	2,728
7.5% 5/15/26 (e)	3,625	3,815
Altice Finco SA:
7.625% 2/15/25 (e)	4,785	4,845
8.125% 1/15/24 (e)	574	601
AT&T, Inc.:
2.45% 6/30/20	4,383	4,471
3.6% 2/17/23	9,655	10,192
4.8% 6/15/44	13,836	14,705
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	94
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,726
CenturyLink, Inc.:
5.15% 6/15/17	440	451
6% 4/1/17	3,101	3,182
6.15% 9/15/19	3,331	3,614
Embarq Corp. 7.995% 6/1/36	19,626	20,350
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	1,340	1,370
Frontier Communications Corp.:
8.875% 9/15/20	850	927
10.5% 9/15/22	1,400	1,523
GCI, Inc. 6.875% 4/15/25	1,350	1,391
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,463
8.125% 6/1/23	1,090	323
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,353
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,205
6.125% 1/15/21	1,405	1,458
Sable International Finance Ltd. 6.875% 8/1/22 (e)	1,915	1,982
SBA Communications Corp. 5.625% 10/1/19	1,870	1,924
SFR Group SA:
6% 5/15/22 (e)	13,815	14,119
6.25% 5/15/24 (e)	660	665
7.375% 5/1/26 (e)	6,280	6,484
Sprint Capital Corp.:
6.875% 11/15/28	7,345	6,611
6.9% 5/1/19	8,975	9,065
8.75% 3/15/32	2,620	2,600
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,251
4.5% 9/15/20	38,502	42,489
5.012% 8/21/54	19,396	21,267
6.25% 4/1/37	3,729	4,786
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	1,670	1,691
7.375% 4/23/21 (e)	575	592
		207,734
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 2.375% 9/8/16	307	307
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	3,050	3,145
Digicel Group Ltd. 6% 4/15/21 (e)	2,005	1,832
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,580
7.5% 4/1/21	3,895	2,931
8% 2/15/24 (e)	7,660	7,689
Neptune Finco Corp.:
6.625% 10/15/25 (e)	1,460	1,586
10.125% 1/15/23 (e)	7,200	8,222
10.875% 10/15/25 (e)	4,485	5,259
Sprint Communications, Inc.:
6% 12/1/16	3,780	3,818
6% 11/15/22	13,720	12,417
8.375% 8/15/17	4,665	4,859
9% 11/15/18 (e)	6,595	7,263
Sprint Corp.:
7.125% 6/15/24	5,215	4,863
7.25% 9/15/21	2,830	2,798
7.625% 2/15/25	775	736
7.875% 9/15/23	6,615	6,430
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	710
6% 3/1/23	2,590	2,746
6% 4/15/24	2,980	3,174
6.25% 4/1/21	565	590
6.464% 4/28/19	420	428
6.5% 1/15/24	7,235	7,778
6.5% 1/15/26	2,425	2,654
6.542% 4/28/20	1,475	1,523
6.625% 4/1/23	15,005	16,008
6.633% 4/28/21	1,335	1,398
6.731% 4/28/22	985	1,035
6.836% 4/28/23	385	413
		114,192
TOTAL TELECOMMUNICATION SERVICES		321,926
UTILITIES - 1.3%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,189
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,934	4,440
6.4% 9/15/20 (e)	10,769	12,213
Edison International 3.75% 9/15/17	3,355	3,444
Entergy Corp. 4% 7/15/22	6,500	6,988
Eversource Energy 1.45% 5/1/18	1,511	1,512
Exelon Corp. 3.95% 6/15/25	5,966	6,517
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,120
4.25% 3/15/23	23,348	24,692
7.375% 11/15/31	31,788	41,475
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	8,544
InterGen NV 7% 6/30/23 (e)	9,075	7,442
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,718
LG&E and KU Energy LLC 3.75% 11/15/20	745	799
Nevada Power Co.:
6.5% 5/15/18	5,100	5,538
6.5% 8/1/18	1,191	1,304
NRG Yield Operating LLC 5% 9/15/26 (e)	6,125	6,110
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (e)	4,434	4,744
NV Energy, Inc. 6.25% 11/15/20	1,666	1,959
Pennsylvania Electric Co. 6.05% 9/1/17	450	468
PG&E Corp. 2.4% 3/1/19	791	806
Progress Energy, Inc. 4.4% 1/15/21	336	368
RJS Power Holdings LLC 4.625% 7/15/19 (e)	2,150	2,021
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,233
West Penn Power Co. 5.95% 12/15/17 (e)	10,500	11,018
		179,662
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,901
Southern Natural Gas Co. 5.9% 4/1/17 (e)(g)	260	267
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,877
Texas Eastern Transmission LP 6% 9/15/17 (e)	948	988
		5,033
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (e)	6,000	6,090
5.375% 1/15/23	1,475	1,476
5.75% 1/15/25	635	633
6% 1/15/22 (e)	1,115	1,169
7.875% 1/15/23 (e)	2,038	2,150
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,532
Dynegy, Inc.:
5.875% 6/1/23	635	576
6.75% 11/1/19	1,075	1,102
7.375% 11/1/22	7,010	6,922
7.625% 11/1/24	8,735	8,560
Emera U.S. Finance LP:
2.15% 6/15/19 (e)	1,742	1,763
2.7% 6/15/21 (e)	1,715	1,753
3.55% 6/15/26 (e)	2,743	2,887
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	14,399
12.25% 3/1/22 (e)(h)	15,373	18,735
NRG Energy, Inc.:
6.625% 3/15/23	6,445	6,574
6.625% 1/15/27 (e)	4,390	4,398
7.25% 5/15/26 (e)	790	820
PPL Energy Supply LLC 6.5% 6/1/25	1,100	943
TerraForm Power Operating LLC:
5.875% 2/1/23 (e)	11,585	11,672
6.125% 6/15/25 (e)	1,200	1,221
TXU Corp.:
5.55% 11/15/14 (h)	61	37
6.5% 11/15/24 (h)	3,550	2,130
6.55% 11/15/34 (h)	7,200	4,320
		105,862
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9311% 9/30/66 (g)	19,347	15,284
3.4561% 6/30/66 (g)	2,474	2,177
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,918
6.4% 3/15/18	983	1,052
6.8% 1/15/19	2,710	3,025
Puget Energy, Inc. 6% 9/1/21	691	798
Sempra Energy 6% 10/15/39	5,386	7,004
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,314
		38,572
TOTAL UTILITIES		329,129

TOTAL NONCONVERTIBLE BONDS		4,705,923

TOTAL CORPORATE BONDS
(Cost $4,542,523)		4,708,658

U.S. Government and Government Agency Obligations - 4.1%
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$86,303	$89,739
1.375% 2/15/44	72,869	86,998
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,082	79,309

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		256,046

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds 3% 11/15/45	258,378	301,020
U.S. Treasury Notes:
1% 8/15/18	32,700	32,809
1.625% 6/30/20	60,496	61,689
1.625% 5/15/26	78,132	78,358
2% 9/30/20	159,238	164,668
2% 8/15/25	154,514	160,037

TOTAL U.S. TREASURY OBLIGATIONS		798,581

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $998,710)		1,054,627

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
2.5% 1/1/28 to 4/1/43	9,043	9,334
2.803% 6/1/36 (g)	105	110
3% 5/1/27 to 8/1/45	16,992	17,733
3.005% 7/1/37 (g)	189	201
3.5% 11/1/25 to 5/1/46	28,123	29,918
4% 11/1/31 to 4/1/46	18,163	19,587
4% 9/1/46 (i)	2,600	2,785
4.5% 11/1/19 to 8/1/44	6,361	6,956
5% 6/1/39 to 10/1/41	3,803	4,232
5.5% 4/1/39	131	151
6% 7/1/35 to 8/1/37	2,137	2,454
6.5% 7/1/32 to 8/1/36	372	433

TOTAL FANNIE MAE		93,894

Freddie Mac - 0.2%
2.5% 7/1/31	369	382
3% 2/1/31 to 7/1/45	15,811	16,509
3.5% 6/1/32 to 5/1/46	16,728	17,734
3.581% 10/1/35 (g)	101	108
4% 6/1/24 to 6/1/45	12,346	13,279
4.5% 3/1/41 to 4/1/41	5,816	6,385
5% 3/1/19 to 7/1/41	2,237	2,472
5.5% 1/1/38 to 6/1/41	6,316	7,160
6% 7/1/37 to 8/1/37	182	209
6.5% 3/1/36	1,462	1,703

TOTAL FREDDIE MAC		65,941

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	783	824
3.5% 11/20/41 to 6/20/46	14,316	15,267
3.5% 9/1/46 (i)	1,990	2,111
4% 8/15/39 to 7/20/45	6,694	7,199
4.5% 4/20/41	1,861	2,040
5% 2/15/39 to 5/15/39	594	670
5.5% 6/15/35 to 9/15/39	1,989	2,291

TOTAL GINNIE MAE		30,402

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $186,354)		190,237

Asset-Backed Securities - 0.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (g)	$504	$470
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (g)	171	164
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (g)	32	30
Series 2004-R2 Class M3, 1.3129% 4/25/34 (g)	68	52
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (g)	36	33
Series 2004-W11 Class M2, 1.5744% 11/25/34 (g)	426	412
Series 2004-W7 Class M1, 1.3129% 5/25/34 (g)	1,011	930
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (g)	856	292
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (g)	1,183	1,023
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (g)	12	2
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	7,803	7,816
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (g)	1,368	785
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (g)	45	40
Series 2004-4 Class M2, 1.3194% 6/25/34 (g)	69	64
Series 2004-7 Class AF5, 5.868% 1/25/35 (g)	1,085	1,116
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (g)	217	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (g)	7	6
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (g)	720	618
Class M4, 1.5444% 1/25/35 (g)	264	141
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (e)(g)	772	641
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (e)(g)	366	339
Class B, 0.7877% 11/15/34 (e)(g)	132	118
Class C, 0.8877% 11/15/34 (e)(g)	220	193
Class D, 1.2577% 11/15/34 (e)(g)	84	72
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (g)	172	160
Series 2003-3 Class M1, 1.8144% 8/25/33 (g)	308	289
Series 2003-5 Class A2, 1.2244% 12/25/33 (g)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (g)	1,137	796
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (e)(g)	1,947	1,954
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (g)	1,988	921
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (g)	26	25
Series 2006-A Class 2C, 1.7901% 3/27/42 (g)	2,016	995
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (g)	206	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (g)	70	58
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (g)	126	119
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (g)	28	24
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (g)	991	954
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (g)	44	37
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (g)	155	139
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (g)	118	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (g)	1,083	1,019
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (g)	405	370
Class M4, 2.6994% 9/25/34 (g)	519	322
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (g)	1,120	998
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (g)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (g)	486	451
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (g)	328	310
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (g)	29	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (g)	22	19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (e)(g)	1,469	647
TOTAL ASSET-BACKED SECURITIES
(Cost $21,945)		26,254

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (g)	632	611
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (g)	316	313
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (g)	742	667
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (g)	457	422
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (g)	549	531
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (e)(g)	213	174
Class B6, 3.3243% 6/10/35 (e)(g)	45	34
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (g)	16	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (g)	37	36
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7244% 9/25/36 (g)	687	676
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (g)	1,602	1,541

TOTAL PRIVATE SPONSOR		5,021

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	8,543	8,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,700)		13,544

Commercial Mortgage Securities - 1.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (g)(k)	136	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (g)	115	114
Series 2007-3 Class A4, 5.5433% 6/10/49 (g)	10,175	10,318
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,541	1,552
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (e)(g)	20	18
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (e)(g)	198	169
Class M1, 0.9644% 11/25/35 (e)(g)	26	22
Class M2, 1.0144% 11/25/35 (e)(g)	33	26
Class M3, 1.0344% 11/25/35 (e)(g)	29	23
Class M4, 1.1244% 11/25/35 (e)(g)	37	28
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (e)(g)	511	439
Class B1, 1.9244% 1/25/36 (e)(g)	22	17
Class M1, 0.9744% 1/25/36 (e)(g)	165	136
Class M2, 0.9944% 1/25/36 (e)(g)	49	40
Class M3, 1.0244% 1/25/36 (e)(g)	72	58
Class M4, 1.1344% 1/25/36 (e)(g)	40	32
Class M5, 1.1744% 1/25/36 (e)(g)	40	31
Class M6, 1.2244% 1/25/36 (e)(g)	42	32
Series 2006-1:
Class A2, 0.8844% 4/25/36 (e)(g)	80	68
Class M1, 0.9044% 4/25/36 (e)(g)	29	24
Class M2, 0.9244% 4/25/36 (e)(g)	30	25
Class M3, 0.9444% 4/25/36 (e)(g)	26	21
Class M4, 1.0444% 4/25/36 (e)(g)	15	12
Class M5, 1.0844% 4/25/36 (e)(g)	14	11
Class M6, 1.1644% 4/25/36 (e)(g)	29	22
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (e)(g)	69	55
Class M2, 0.8544% 7/25/36 (e)(g)	48	38
Class M3, 0.8744% 7/25/36 (e)(g)	40	31
Class M4, 0.9444% 7/25/36 (e)(g)	27	21
Class M5, 0.9944% 7/25/36 (e)(g)	33	26
Series 2006-3A Class M4, 0.9544% 10/25/36 (e)(g)	22	16
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (e)(g)	1,517	1,265
Class M1, 0.8144% 12/25/36 (e)(g)	101	70
Class M2, 0.8344% 12/25/36 (e)(g)	67	41
Class M3, 0.8644% 12/25/36 (e)(g)	68	36
Series 2007-1 Class A2, 0.7944% 3/25/37 (e)(g)	303	256
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (e)(g)	325	280
Class A2, 0.8444% 7/25/37 (e)(g)	305	242
Class M1, 0.8944% 7/25/37 (e)(g)	107	81
Class M2, 0.9344% 7/25/37 (e)(g)	59	42
Class M3, 1.0144% 7/25/37 (e)(g)	46	32
Series 2007-3:
Class A2, 0.8144% 7/25/37 (e)(g)	319	253
Class M1, 0.8344% 7/25/37 (e)(g)	64	48
Class M2, 0.8644% 7/25/37 (e)(g)	68	49
Class M3, 0.8944% 7/25/37 (e)(g)	106	72
Class M4, 1.0244% 7/25/37 (e)(g)	167	112
Class M5, 1.1244% 7/25/37 (e)(g)	82	40
Series 2007-4A Class M1, 1.4379% 9/25/37 (e)(g)	54	18
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	698	27
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(k)	13,541	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (g)	391	398
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,002	4,110
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g)	34	28
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (e)(g)	43	42
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (e)(g)	2,157	2,133
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(g)	1,100	1,109
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7119% 12/10/49 (g)	3,035	3,096
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,745	4,764
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (e)(g)	96	96
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (g)	285	289
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	603	618
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (e)(g)	1,198	1,177
Class C, 2.7577% 3/15/17 (e)(g)	1,167	1,143
Class D, 3.7077% 3/15/17 (e)(g)	1,766	1,732
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(g)	6,410	6,626
Class CFX, 3.4949% 12/15/34 (e)(g)	5,380	5,488
Class DFX, 3.4949% 12/15/34 (e)(g)	4,559	4,588
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,161
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	21,658	21,781
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	494	494
Class A4, 5.56% 11/10/39	103	103
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,180	1,183
Class DFX, 4.4065% 11/5/30 (e)	11,029	11,065
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1577% 4/15/27 (e)(g)	1,775	1,741
Class D, 2.7577% 4/15/27 (e)(g)	3,781	3,682
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	100	100
Series 2006-LDP9 Class A3, 5.336% 5/15/47	9,314	9,335
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (g)	3,131	3,179
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (g)	30,062	30,543
Series 2007-LDPX Class A3, 5.42% 1/15/49	10,905	11,014
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	8	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (g)	636	654
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	5,424	5,458
Series 2007-C2 Class A3, 5.43% 2/15/40	979	989
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	857	871
Series 2007-C7 Class A3, 5.866% 9/15/45	1,332	1,382
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (e)(g)	205	205
Series 2008-C1 Class A4, 5.69% 2/12/51	1,347	1,388
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	5,566	5,599
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	7,400	7,488
Series 2007-7 Class A4, 5.7387% 6/12/50 (g)	2,814	2,868
Series 2007-8 Class A3, 5.8755% 8/12/49 (g)	767	785
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (e)(g)	272	271
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (g)	21,525	22,152
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,384
Class AAB, 5.654% 4/15/49	158	158
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	113	55
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	15,849
Series 2007-C31:
Class A4, 5.509% 4/15/47	38,635	39,059
Class A5, 5.5% 4/15/47	20,438	20,836
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (g)	20,157	20,485
Class A5, 5.9484% 2/15/51 (g)	10,259	10,551
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,449
Class D, 5.513% 12/15/43 (g)	1,459	1,248
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $329,000)		320,391

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,701
7.5% 4/1/34	7,195	11,106
7.55% 4/1/39	27,365	44,591
7.625% 3/1/40	2,445	3,947
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,183
Series 2010 C1, 7.781% 1/1/35	6,325	7,279
6.05% 1/1/29	400	415
6.314% 1/1/44	12,335	12,551
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,612
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,535
4.95% 6/1/23	1,700	1,794
5.1% 6/1/33	55,420	54,033
Series 2010-1, 6.63% 2/1/35	25,440	27,901
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,637
7.35% 7/1/35	4,495	5,178
Series 2010-5, 6.2% 7/1/21	1,915	2,078
Series 2011:
5.365% 3/1/17	185	189
5.665% 3/1/18	8,840	9,289
5.877% 3/1/19	19,390	21,036
Series 2013, 4% 12/1/20	6,040	6,259
TOTAL MUNICIPAL SECURITIES
(Cost $247,391)		258,479

Bank Loan Obligations - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$234	$234
Diversified Consumer Services - 0.0%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (g)	6,377	6,361
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (g)	4,160	4,133
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	213	212
		10,706
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	9,880	9,654
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	6,188	5,949
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	6,874
		22,477
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (g)	1,554	1,559
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	875	873
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (g)	3,187	2,212
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.75% 7/7/23 (g)	435	414
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	721	721
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (g)	9,160	9,114
		13,334
Specialty Retail - 0.0%
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (g)	9,950	10,031

TOTAL CONSUMER DISCRETIONARY		58,341

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC:
Tranche B 5LN, term loan 4.75% 12/21/22 (g)	3,781	3,802
Tranche B 6LN, term loan 4.75% 6/22/23 (g)	762	766
		4,568
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (g)	299	301

TOTAL CONSUMER STAPLES		4,869

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (g)	2,909	1,959
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	374	99
		2,058
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (g)	1,675	816
California Resources Corp. Tranche 1LN, term loan 12/31/21 (l)	1,805	1,891
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/16/21 (g)	2,530	2,609
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (g)	945	847
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	532	535
		6,698

TOTAL ENERGY		8,756

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
UFC Holdings LLC Tranche B 1LN, term loan 5% 8/18/23 (g)	2,265	2,270
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (g)	530	533

TOTAL FINANCIALS		2,803

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,328
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	2,895	2,787
		5,115
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (g)	1,323	1,317

TOTAL HEALTH CARE		6,432

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (g)	8,378	8,548
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	1,147	1,151
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	572	570
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,758
Sybil Software LLC. Tranche B, term loan 8/3/22 (l)	665	666
		17,693
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,401	1,332
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (g)	523	526

TOTAL MATERIALS		1,858

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (g)	41	41
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	6,645	6,303

TOTAL TELECOMMUNICATION SERVICES		6,344

UTILITIES - 0.1%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (g)	801	803
Tranche B, term loan 5% 10/31/17 (g)	3,514	3,522
		4,325
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (g)	20,352	20,428

TOTAL UTILITIES		24,753

TOTAL BANK LOAN OBLIGATIONS
(Cost $133,603)		131,849

Bank Notes - 0.2%
Capital One NA 1.65% 2/5/18	6,500	6,509
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$9,283
3.1% 6/4/20	8,635	8,883
8.7% 11/18/19	532	617
Huntington National Bank 1.3% 11/20/16	3,560	3,561
Marshall & Ilsley Bank 5% 1/17/17	7,888	7,984
RBS Citizens NA 2.5% 3/14/19	4,029	4,090
Regions Bank 7.5% 5/15/18	11,552	12,613
Wachovia Bank NA 6% 11/15/17	7,010	7,389
TOTAL BANK NOTES
(Cost $59,743)		60,929

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (g)(m)	$3,820	$3,800
6.1% (g)(m)	1,680	1,813
Barclays Bank PLC 7.625% 11/21/22	10,805	12,363
Citigroup, Inc.:
5.35% (g)(m)	14,740	14,789
5.95% (g)(m)	5,000	5,104
5.95% (g)(m)	1,325	1,385
Credit Agricole SA:
6.625% (e)(g)(m)	11,470	11,278
7.875% (e)(g)(m)	2,225	2,311
JPMorgan Chase & Co.:
5.15% (g)(m)	5,940	6,056
6% (g)(m)	21,680	22,965
Royal Bank of Scotland Group PLC:
7.5% (g)(m)	2,245	2,156
8% (g)(m)	10,980	10,776
8.625% (g)(m)	2,380	2,437
Standard Chartered PLC 7.5% (e)(g)(m)	3,195	3,201
		100,434
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(m)	4,850	4,984
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (e)(g)(m)	4,240	4,616
TOTAL PREFERRED SECURITIES
(Cost $107,728)		110,034
	Shares	Value (000s)

Fixed-Income Funds - 5.6%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,373,561)	13,095,819	1,450,362

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (o)	376,328,788	376,329
Fidelity Securities Lending Cash Central Fund 0.44% (o)(p)	72,260,067	72,260
TOTAL MONEY MARKET FUNDS
(Cost $448,589)		448,589
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $21,263,954)		25,757,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,227
NET ASSETS - 100%		$25,763,124

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31
(Proceeds $1,860)	(1,800)	$(1,859)

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $286,503,000 or 1.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,153,400,000 or 4.5% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A unit	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,125
Fidelity Mortgage Backed Securities Central Fund	31,930
Fidelity Securities Lending Cash Central Fund	1,734
Total	$35,789

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$232,150	$--	$1,450,362	19.8%
Total	$1,199,354	$232,150	$--	$1,450,362

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$783	$--	$--
Corindus Vascular Robotics, Inc.	4,605	--	--	--	1,539
Corindus Vascular Robotics, Inc.	17,500	--	--	--	5,850
Total	$25,545	$--	$783	$--	$7,389

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,992,603	$2,664,583	$55,465	$272,555
Consumer Staples	1,619,117	1,604,138	14,975	4
Energy	862,006	861,948	--	58
Financials	2,312,692	2,233,430	29,262	50,000
Health Care	2,754,253	2,728,016	4,751	21,486
Industrials	1,270,726	1,248,723	21,654	349
Information Technology	4,447,484	4,341,224	--	106,260
Materials	419,740	419,740	--	--
Telecommunication Services	178,171	178,171	--	--
Utilities	127,141	127,141	--	--
Corporate Bonds	4,708,658	--	4,708,653	5
U.S. Government and Government Agency Obligations	1,054,627	--	1,054,627	--
U.S. Government Agency - Mortgage Securities	190,237	--	190,237	--
Asset-Backed Securities	26,254	--	22,462	3,792
Collateralized Mortgage Obligations	13,544	--	13,544	--
Commercial Mortgage Securities	320,391	--	319,975	416
Municipal Securities	258,479	--	258,479	--
Bank Loan Obligations	131,849	--	124,741	7,108
Bank Notes	60,929	--	60,929	--
Preferred Securities	110,034	--	110,034	--
Fixed-Income Funds	1,450,362	1,450,362	--	--
Other	11	--	--	11
Money Market Funds	448,589	448,589	--	--
Total Investments in Securities:	$25,757,897	$18,306,065	$6,989,788	$462,044
Other Financial Instruments:
TBA Sale Commitments	$(1,859)	$--	$(1,859)	$--
Total Other Financial Instruments:	$(1,859)	$--	$(1,859)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	54,683
Net Unrealized Gain (Loss) on Investment Securities	(72,596)
Cost of Purchases	65,098
Proceeds of Sales	(168,376)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$272,555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$80,485
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	559
Net Unrealized Gain (Loss) on Investment Securities	40,402
Cost of Purchases	70,801
Proceeds of Sales	(31,528)
Amortization/Accretion	260
Transfers into Level 3	4,461
Transfers out of Level 3	--
Ending Balance	$189,489
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2016	$37,716

The information used in the above reconciliations represent fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.1%
AAA,AA,A	4.1%
BBB	9.2%
BB	4.5%
B	2.2%
CCC,CC,C	1.5%
D	0.0%
Not Rated	0.3%
Equities	66.0%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Ireland	3.1%
Canada	1.8%
United Kingdom	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $70,200) — See accompanying schedule: Unaffiliated issuers (cost $19,424,304)	$23,851,557
Fidelity Central Funds (cost $1,822,150)	1,898,951
Other affiliated issuers (cost $17,500)	7,389
Total Investments (cost $21,263,954)		$25,757,897
Cash		1,937
Restricted cash		290
Receivable for investments sold
Regular delivery		260,837
Delayed delivery		5
Receivable for TBA sale commitments		1,860
Receivable for fund shares sold		9,025
Dividends receivable		25,200
Interest receivable		71,580
Distributions receivable from Fidelity Central Funds		232
Prepaid expenses		84
Other receivables		9,995
Total assets		26,138,942
Liabilities
Payable for investments purchased
Regular delivery	$264,509
Delayed delivery	4,892
TBA sale commitments, at value	1,859
Payable for fund shares redeemed	19,684
Accrued management fee	8,591
Other affiliated payables	2,759
Other payables and accrued expenses	1,264
Collateral on securities loaned, at value	72,260
Total liabilities		375,818
Net Assets		$25,763,124
Net Assets consist of:
Paid in capital		$21,081,780
Undistributed net investment income		107,963
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,456
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,493,925
Net Assets		$25,763,124
Puritan:
Net Asset Value, offering price and redemption price per share ($19,754,360 ÷ 937,464 shares)		$21.07
Class K:
Net Asset Value, offering price and redemption price per share ($6,008,764 ÷ 285,296 shares)		$21.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends		$257,812
Interest		288,420
Income from Fidelity Central Funds		35,789
Total income		582,021
Expenses
Management fee	$99,997
Transfer agent fees	30,122
Accounting and security lending fees	2,213
Custodian fees and expenses	255
Independent trustees' fees and expenses	112
Registration fees	298
Audit	345
Legal	171
Miscellaneous	245
Total expenses before reductions	133,758
Expense reductions	(624)	133,134
Net investment income (loss)		448,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	211,951
Other affiliated issuers	(14,975)
Foreign currency transactions	226
Total net realized gain (loss)		197,202
Change in net unrealized appreciation (depreciation) on: Investment securities	1,166,169
Assets and liabilities in foreign currencies	(12)
Delayed delivery commitments	104
Total change in net unrealized appreciation (depreciation)		1,166,261
Net gain (loss)		1,363,463
Net increase (decrease) in net assets resulting from operations		$1,812,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$448,887	$545,818
Net realized gain (loss)	197,202	1,580,148
Change in net unrealized appreciation (depreciation)	1,166,261	(1,897,342)
Net increase (decrease) in net assets resulting from operations	1,812,350	228,624
Distributions to shareholders from net investment income	(425,000)	(532,058)
Distributions to shareholders from net realized gain	(1,256,829)	(1,690,057)
Total distributions	(1,681,829)	(2,222,115)
Share transactions - net increase (decrease)	881,968	2,230,548
Total increase (decrease) in net assets	1,012,489	237,057
Net Assets
Beginning of period	24,750,635	24,513,578
End of period	$25,763,124	$24,750,635
Other Information
Undistributed net investment income end of period	$107,963	$94,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$22.91	$20.98	$19.53	$17.72
Income from Investment Operations
Net investment income (loss)A	.36	.47B	.36	.36	.38
Net realized and unrealized gain (loss)	1.10	(.33)	3.60	1.79	1.78
Total from investment operations	1.46	.14	3.96	2.15	2.16
Distributions from net investment income	(.34)	(.46)	(.35)	(.35)	(.35)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(1.41)	(2.03)	(2.03)	(.70)	(.35)
Net asset value, end of period	$21.07	$21.02	$22.91	$20.98	$19.53
Total ReturnC	7.36%	.87%	20.17%	11.29%	12.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%	.56%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.56%	.56%	.56%	.58%	.59%
Expenses net of all reductions	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.77%	2.13%B	1.68%	1.79%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$19,754	$18,812	$18,351	$15,934	$15,472
Portfolio turnover rateF	36%	106%	160%	229%G	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$22.90	$20.98	$19.52	$17.72
Income from Investment Operations
Net investment income (loss)A	.38	.49B	.39	.39	.40
Net realized and unrealized gain (loss)	1.10	(.33)	3.58	1.79	1.77
Total from investment operations	1.48	.16	3.97	2.18	2.17
Distributions from net investment income	(.36)	(.48)	(.37)	(.37)	(.37)
Distributions from net realized gain	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(1.43)	(2.05)	(2.05)	(.72)	(.37)
Net asset value, end of period	$21.06	$21.01	$22.90	$20.98	$19.52
Total ReturnC	7.48%	.96%	20.25%	11.48%	12.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.86%	2.23%B	1.78%	1.90%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$6,009	$5,939	$6,162	$5,230	$4,261
Portfolio turnover rateF	36%	106%	160%	229%G	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$-	Expected distribution	Recovery rate	0.0%	Increase
Asset-Backed Securities	$3,792	Discounted cash flow	Spread	4.7% - 17.5% / 4.8%	Decrease
			Yield	3.5% - 8.8% / 5.8%	Decrease
Commercial Mortgage Securities	$416	Discounted cash flow	Spread	7.8% - 180.9% /35.7%	Decrease
			Yield	12.5%	Decrease
			Discount rate	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Equities	450,712	Broker quoted	Mid price	$14.00	Increase
		Expected distribution	Recovery rate	0.0% - 0.1% / 0.1%	Increase
		Last transaction price	Transaction price	$0.01	Increase
		Market approach	Transaction price	$2.05 - $48.77 / $30.61	Increase
		Market comparable	Discount rate	1.0% - 90.0% / 10.1%	Decrease
			Price/Earnings multiple (P/E)	5.1	Increase
			Enterprise value/EBITDA multiple	4.2 - 10.3 / 10.2	Increase
			Enterprise value/Sales multiple (EV/S)	0.6 - 4.7 / 2.3	Increase
			Weighted average cost of capital (WACC)	9.0%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 15.6%	Decrease
			Liquidity preference	$3.00 - $66.95 / $63.60	Increase
			Premium rate	4.0% - 17.1% / 9.6%	Increase
			Growth rate	3.5%	Increase
		Straight line	Price of underlying	$14.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Obligations	$6,874	Market comparable	Enterprise value/EBITDA multiple	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,074,600
Gross unrealized depreciation	(686,034)
Net unrealized appreciation (depreciation) on securities	$4,388,566
Tax Cost	$21,369,331

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$116,156
Undistributed long-term capital gain	$177,786
Net unrealized appreciation (depreciation) on securities and other investments	$4,388,547

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$431,190	$ 744,347
Long-term Capital Gains	1,250,639	1,477,768
Total	$1,681,829	$ 2,222,115

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $113,055 representing .44% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,439,604 and $7,137,398, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$27,331.14
Class K	2,791.05
	$ 30,122

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $99 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,072. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $56. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,734 (including $84 from securities loaned to FCM).

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $432 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $181.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Puritan	$319,357	$395,766
Class K	105,643	136,292
Total	$425,000	$532,058
From net realized gain
Puritan	$955,970	$1,265,858
Class K	300,859	424,199
Total	$1,256,829	$1,690,057

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Puritan
Shares sold	134,463	139,702	$2,708,248	$3,047,523
Reinvestment of distributions	60,339	75,801	1,211,956	1,580,519
Shares redeemed	(152,236)	(121,760)	(3,085,310)	(2,663,052)
Net increase (decrease)	42,566	93,743	$834,894	$1,964,990
Class K
Shares sold	40,423	49,092	$815,415	$1,071,609
Reinvestment of distributions	20,247	26,893	406,502	560,491
Shares redeemed	(57,995)	(62,479)	(1,174,843)	(1,366,542)
Net increase (decrease)	2,675	13,506	$47,074	$265,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 170 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Puritan	.55%
Actual		$1,000.00	$1,100.60	$2.90
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Class K	.46%
Actual		$1,000.00	$1,101.20	$2.43
Hypothetical-C		$1,000.00	$1,022.82	$2.34

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/17/16	10/14/16	$0.107	$0.170
Fidelity Puritan Fund	10/17/16	10/14/16	$0.101	$ 0.170

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $190,201,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.82% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $155,697,817 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 18%, 44%, 82%, and 82% and Class K designates 17%, 41%, 77%, and 77% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Puritan designates 21%, 51%, 90%, and 91% and Class K designates 20%, 48%, 85%, and 85% of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in July 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients , and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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PUR-K-ANN-1016
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Fidelity® Balanced Fund Class K Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class K	7.84%	10.20%	6.64%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2006. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$19,022	Fidelity® Balanced Fund - Class K
$20,628	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  U.S. equities advanced strongly for the year ending August 31, 2016, overcoming persistent concern about global economic growth, U.S. monetary policy and the U.K.’s late-June vote to leave the European Union (Brexit). The S&P 500® index rose 12.55%, with larger-cap, value-oriented stocks and defensive sectors shining brightest. Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets then rose beginning in February amid U.S. job gains, a broad rally in energy and materials markets, global economic stimulus and perceived softening of monetary policy by the U.S. Federal Reserve. The June 23 Brexit vote resulted in a sharp two-day decline for stocks, followed by a rebound as investor sentiment shifted and remained positive through August 31. For the year, dividend-rich telecommunication services, utilities and consumer staples led the way amid strong investor demand for yield. Conversely, a strong run for real estate stocks couldn’t help financials outpace the broader market. Meanwhile, the Barclays® U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, in part as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities.

Comments from Co-Portfolio Manager Robert Stansky  For the year, the fund’s share classes gained about 8%, lagging the 10.09% return of the Fidelity Balanced Hybrid Composite Index. Weak security selection in the fund’s equity subportfolio accounted for virtually all of its underperformance versus the Composite index, while overweighting stocks and underweighting bonds added value, as did security selection in the investment-grade bond subportfolio. A sizable overweighting in the stock of AMETEK, a maker of electronic instruments and motors, was our biggest relative detractor and third-largest holding at period end. A substantial underweighting in strong-performing software giant Microsoft also detracted, as did an overweighting in consumer finance company Capital One Financial. Conversely, the equity subportfolio’s top relative contributor was design-software provider Autodesk. Timely ownership of Keurig Green Mountain, maker of single-serve coffee and other beverage products, also contributed. After surging higher in early December on news the company would be taken private, Keurig was sold from the fund. The investment-grade bond subportfolio handily topped its benchmark. Both sector positioning and security selection contributed to our relative results this period. Conversely, out-of-benchmark exposure to Treasury Inflation-Protected Securities, or TIPS, detracted modestly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	1.4
Alphabet, Inc. Class C	1.8	2.0
AMETEK, Inc.	1.5	1.4
Roper Technologies, Inc.	1.4	1.4
Amazon.com, Inc.	1.4	1.1
	8.2

Top Five Bond Issuers as of August 31, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.9	6.1
Fannie Mae	4.6	4.0
Freddie Mac	2.1	2.0
Ginnie Mae	1.7	1.6
Illinois Gen. Oblig.	0.6	0.7
	14.9

Top Five Market Sectors as of August 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	18.5
Information Technology	12.5	12.4
Health Care	11.0	10.3
Consumer Discretionary	9.7	10.3
Consumer Staples	7.4	7.8

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Stocks and Equity Futures	63.7%
Bonds	34.2%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.7%

As of February 29, 2016*
Stocks and Equity Futures	63.0%
Bonds	35.7%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.3%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Common Stocks - 63.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	579,985	$122,963
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	4,765,700	113,757
Las Vegas Sands Corp.	796,717	40,003
Starbucks Corp.	2,990,974	168,182
		321,942
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	516,800	397,502
TripAdvisor, Inc. (a)	158,700	9,681
		407,183
Leisure Products - 0.1%
Mattel, Inc.	881,300	29,197
Media - 1.6%
Charter Communications, Inc. Class A (a)	557,707	143,448
Interpublic Group of Companies, Inc.	1,349,200	31,220
Manchester United PLC (b)	1,130,315	18,808
MDC Partners, Inc. Class A (c)	3,022,452	37,297
The Walt Disney Co.	2,283,500	215,699
		446,472
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	331,300	27,399
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	157,300	24,756
AutoZone, Inc. (a)	119,472	88,624
Home Depot, Inc.	1,762,544	236,392
L Brands, Inc.	1,831,803	139,602
Ross Stores, Inc.	2,322,536	144,555
TJX Companies, Inc.	933,148	72,263
		706,192
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	3,025,650	174,398
VF Corp.	1,886,500	117,057
		291,455

TOTAL CONSUMER DISCRETIONARY		2,352,803

CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	82,173
Molson Coors Brewing Co. Class B	50,800	5,198
Monster Beverage Corp. (a)	404,152	62,195
The Coca-Cola Co.	5,745,408	249,523
		399,089
Food & Staples Retailing - 1.5%
CVS Health Corp.	2,064,285	192,804
Kroger Co.	3,680,608	117,743
Rite Aid Corp. (a)	2,387,100	17,975
Sprouts Farmers Market LLC (a)	556,190	12,531
Wal-Mart Stores, Inc.	80,890	5,779
Walgreens Boots Alliance, Inc.	775,100	62,558
Whole Foods Market, Inc.	307,025	9,327
		418,717
Food Products - 0.4%
Bunge Ltd.	205,886	13,156
Mead Johnson Nutrition Co. Class A	694,249	59,060
The Hain Celestial Group, Inc. (a)	373,700	13,733
The Hershey Co.	181,973	18,177
TreeHouse Foods, Inc. (a)	125,800	11,917
		116,043
Household Products - 0.9%
Colgate-Palmolive Co.	2,440,000	181,390
Procter & Gamble Co.	1,028,293	89,780
		271,170
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	796,032	71,030
Nu Skin Enterprises, Inc. Class A	369,621	21,394
		92,424
Tobacco - 1.9%
Altria Group, Inc.	3,744,913	247,501
British American Tobacco PLC sponsored ADR	1,485,430	184,476
Philip Morris International, Inc.	1,015,000	101,429
		533,406

TOTAL CONSUMER STAPLES		1,830,849

ENERGY - 4.3%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	1,744,700	85,717
Dril-Quip, Inc. (a)	328,569	18,259
Independence Contract Drilling, Inc. (a)	846,233	4,265
Oceaneering International, Inc.	455,491	12,080
Schlumberger Ltd.	1,756,400	138,756
		259,077
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.	1,592,202	85,135
Apache Corp.	1,169,900	58,144
Black Stone Minerals LP	848,300	13,742
Cabot Oil & Gas Corp.	1,340,050	33,005
Chevron Corp.	710,005	71,412
Cimarex Energy Co.	364,002	48,114
ConocoPhillips Co.	2,781,400	114,176
Devon Energy Corp.	1,324,100	57,373
Exxon Mobil Corp.	1,289,478	112,365
Newfield Exploration Co. (a)	824,600	35,755
Noble Energy, Inc.	1,335,130	46,035
Parsley Energy, Inc. Class A (a)	821,430	27,805
Phillips 66 Co.	897,617	70,418
Pioneer Natural Resources Co.	310,800	55,649
PrairieSky Royalty Ltd.	1,349,837	26,453
SM Energy Co.	1,093,500	41,422
Southwestern Energy Co. (a)	29,186	406
Suncor Energy, Inc. (b)	3,543,200	96,078
		993,487

TOTAL ENERGY		1,252,564

FINANCIALS - 10.7%
Banks - 3.8%
Bank of America Corp.	14,495,208	233,953
Citigroup, Inc.	5,192,812	247,905
Comerica, Inc.	904,200	42,760
Huntington Bancshares, Inc.	9,234,212	92,434
JPMorgan Chase & Co.	2,335,154	157,623
M&T Bank Corp.	505,800	59,851
Regions Financial Corp.	3,814,600	38,032
Sumitomo Mitsui Financial Group, Inc.	204,300	7,147
Synovus Financial Corp.	866,020	28,648
U.S. Bancorp	3,487,147	153,958
Zions Bancorporation	800,700	24,493
		1,086,804
Capital Markets - 1.3%
BlackRock, Inc. Class A	337,576	125,852
Charles Schwab Corp.	1,806,800	56,842
E*TRADE Financial Corp. (a)	1,155,749	30,489
Goldman Sachs Group, Inc.	491,800	83,340
Northern Trust Corp.	670,319	47,318
Oaktree Capital Group LLC Class A	286,697	12,606
		356,447
Consumer Finance - 1.5%
Capital One Financial Corp.	4,306,801	308,367
Discover Financial Services	555,700	33,342
Navient Corp.	1,136,843	16,348
OneMain Holdings, Inc. (a)	870,600	26,997
SLM Corp. (a)	7,495,034	55,576
		440,630
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	129	29,123
Class B (a)	480,000	72,235
Broadcom Ltd.	580,400	102,394
CME Group, Inc.	435,600	47,197
KBC Ancora (a)	398,674	14,642
On Deck Capital, Inc. (a)(b)	590,700	3,739
		269,330
Insurance - 1.2%
American International Group, Inc.	774,600	46,344
Chubb Ltd.	989,337	125,577
Dai-ichi Mutual Life Insurance Co.	505,000	7,026
Direct Line Insurance Group PLC	4,917,744	23,829
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	10,754
Marsh & McLennan Companies, Inc.	1,483,777	100,348
MetLife, Inc.	405,447	17,596
Unum Group	593,900	21,149
		352,623
Real Estate Investment Trusts - 1.8%
Altisource Residential Corp. Class B	2,273,217	24,937
American Tower Corp.	1,305,700	148,040
Boston Properties, Inc.	326,297	45,724
Coresite Realty Corp.	90,800	7,084
Duke Realty LP	767,000	21,568
Equinix, Inc.	97,500	35,943
Extra Space Storage, Inc.	587,121	47,293
FelCor Lodging Trust, Inc.	1,307,200	9,294
Omega Healthcare Investors, Inc.	229,600	8,312
Outfront Media, Inc.	1,419,062	31,673
Store Capital Corp.	3,114,500	92,283
Sun Communities, Inc.	246,242	18,842
VEREIT, Inc.	3,011,500	31,470
		522,463
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,749,803	52,302
Mitsubishi Estate Co. Ltd.	399,000	7,547
		59,849

TOTAL FINANCIALS		3,088,146

HEALTH CARE - 9.9%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	624,104	78,550
Amgen, Inc.	1,234,258	209,898
Biogen, Inc. (a)	371,185	113,445
Celgene Corp. (a)	760,800	81,208
Gilead Sciences, Inc.	619,328	48,543
Regeneron Pharmaceuticals, Inc. (a)	178,700	70,149
Shire PLC sponsored ADR	439,100	82,191
Vertex Pharmaceuticals, Inc. (a)	836,800	79,086
		763,070
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	2,686,800	112,899
Boston Scientific Corp. (a)	7,343,168	174,914
Danaher Corp.	2,230,566	181,590
Edwards Lifesciences Corp. (a)	660,564	76,071
Intuitive Surgical, Inc. (a)	46,000	31,575
Medtronic PLC	2,935,024	255,435
The Cooper Companies, Inc.	107,437	19,975
Wright Medical Group NV (a)	1,187,800	29,410
		881,869
Health Care Providers & Services - 1.8%
Cigna Corp.	674,560	86,519
Henry Schein, Inc. (a)	430,104	70,447
Humana, Inc.	46,300	8,274
McKesson Corp.	542,448	100,147
UnitedHealth Group, Inc.	1,500,100	204,089
Universal Health Services, Inc. Class B	371,100	44,729
		514,205
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	739,465	40,005
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,244,100	58,448
Thermo Fisher Scientific, Inc.	652,597	99,319
		157,767
Pharmaceuticals - 1.7%
Allergan PLC (a)	856,443	200,870
Bristol-Myers Squibb Co.	1,750,541	100,464
GlaxoSmithKline PLC sponsored ADR	1,905,600	82,817
Horizon Pharma PLC (a)	486,800	9,152
Merck & Co., Inc.	456,500	28,664
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,467,000	73,922
		495,889

TOTAL HEALTH CARE		2,852,805

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	471,300	55,005
TransDigm Group, Inc. (a)	249,600	71,183
United Technologies Corp.	1,590,500	169,277
		295,465
Electrical Equipment - 2.4%
AMETEK, Inc.	8,799,061	428,954
Fortive Corp.	3,983,533	209,813
SolarCity Corp. (a)	862,593	17,821
Sunrun, Inc. (a)(b)(c)	5,288,285	32,153
		688,741
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	2,329,714	413,641
Machinery - 0.3%
Pentair PLC	1,341,132	85,900
SPX Flow, Inc. (a)	156,800	4,611
		90,511
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	2,001,616	166,234

TOTAL INDUSTRIALS		1,654,592

INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	70,400	8,640
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	3,379,600	71,614
Samsung SDI Co. Ltd.	243,061	25,157
		96,771
Internet Software & Services - 4.0%
2U, Inc. (a)	1,128,747	39,890
58.com, Inc. ADR (a)	1,055,567	48,028
Alphabet, Inc.:
Class A	33,400	26,381
Class C (a)	686,624	526,675
Box, Inc. Class A (a)(b)	702,500	9,652
Cornerstone OnDemand, Inc. (a)	841,400	36,954
Facebook, Inc. Class A (a)	2,511,807	316,789
Just Dial Ltd.	1,005,448	7,448
New Relic, Inc. (a)	1,976,287	72,530
Shopify, Inc. Class A (a)	188,300	7,788
SPS Commerce, Inc. (a)	44,700	2,918
Yahoo!, Inc. (a)	1,423,700	60,863
		1,155,916
IT Services - 0.4%
Alliance Data Systems Corp. (a)	34,600	7,078
Blackhawk Network Holdings, Inc. (a)	634,527	21,733
Global Payments, Inc.	172,500	13,101
Travelport Worldwide Ltd.	5,134,362	70,495
		112,407
Semiconductors & Semiconductor Equipment - 1.9%
Intersil Corp. Class A	412,760	8,148
Lam Research Corp.	392,800	36,656
Marvell Technology Group Ltd.	3,522,377	43,677
Micron Technology, Inc. (a)	696,111	11,479
NVIDIA Corp.	486,273	29,828
NXP Semiconductors NV (a)	858,500	75,565
Qorvo, Inc. (a)	4,007,817	230,169
Qualcomm, Inc.	1,010,544	63,735
Semtech Corp. (a)	562,100	14,952
SolarEdge Technologies, Inc. (a)(b)	1,011,770	17,220
		531,429
Software - 2.9%
Activision Blizzard, Inc.	1,823,950	75,457
Adobe Systems, Inc. (a)	188,767	19,313
Autodesk, Inc. (a)	5,704,170	384,461
Electronic Arts, Inc. (a)	746,400	60,630
HubSpot, Inc. (a)	506,845	28,252
Microsoft Corp.	1,552,487	89,206
Nintendo Co. Ltd.	90,400	19,957
RealPage, Inc. (a)	287,762	7,407
Salesforce.com, Inc. (a)	1,156,774	91,871
ServiceNow, Inc. (a)	77,200	5,610
Varonis Systems, Inc. (a)	639,605	18,900
Zendesk, Inc. (a)	1,372,848	41,927
		842,991
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	5,659,214	600,435
EMC Corp.	2,330,500	67,561
HP, Inc.	6,259,283	89,946
		757,942

TOTAL INFORMATION TECHNOLOGY		3,506,096

MATERIALS - 1.9%
Chemicals - 1.4%
CF Industries Holdings, Inc.	762,000	19,812
E.I. du Pont de Nemours & Co.	2,030,300	141,309
Eastman Chemical Co.	745,882	50,638
Ecolab, Inc.	266,300	32,768
Monsanto Co.	474,300	50,513
PPG Industries, Inc.	561,600	59,462
W.R. Grace & Co.	550,601	43,018
		397,520
Construction Materials - 0.1%
Eagle Materials, Inc.	425,500	34,197
Containers & Packaging - 0.4%
Ball Corp.	54,000	4,276
Graphic Packaging Holding Co.	2,831,768	40,608
WestRock Co.	1,328,580	63,639
		108,523

TOTAL MATERIALS		540,240

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	6,168,464	252,167
Cogent Communications Group, Inc.	370,168	13,156
Level 3 Communications, Inc. (a)	720,709	35,769
SBA Communications Corp. Class A (a)	167,900	19,166
Verizon Communications, Inc.	2,093,936	109,576
Zayo Group Holdings, Inc. (a)	877,763	25,464
		455,298
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	254,700	11,803
Telephone & Data Systems, Inc.	253,516	7,065
		18,868

TOTAL TELECOMMUNICATION SERVICES		474,166

UTILITIES - 2.1%
Electric Utilities - 1.4%
Edison International	570,727	41,503
Exelon Corp.	2,436,100	82,827
FirstEnergy Corp.	622,048	20,360
NextEra Energy, Inc.	1,078,900	130,482
PG&E Corp.	1,303,829	80,759
PPL Corp.	1,221,200	42,473
		398,404
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C (b)	535,811	9,023
Vivint Solar, Inc. (a)(b)	3,201,094	10,179
		19,202
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	426,200	9,577
Dominion Resources, Inc.	1,043,639	77,396
Sempra Energy	949,959	99,394
		186,367

TOTAL UTILITIES		603,973

TOTAL COMMON STOCKS
(Cost $14,436,828)		18,156,234

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	2,522
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.3%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,757
5.2% 4/1/45	3,663	3,900
6.25% 10/2/43	921	1,104
6.6% 4/1/36	4,528	5,583
6.75% 4/1/46	7,595	9,747
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,797
3.15% 1/15/20	19,000	19,399
3.25% 5/15/18	2,895	2,950
3.5% 7/10/19	41,541	42,811
4% 1/15/25	7,674	7,812
4.2% 3/1/21	10,665	11,254
4.25% 5/15/23	3,220	3,371
4.75% 8/15/17	3,095	3,188
		118,673
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	636
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,792
3.7% 1/30/26	4,539	4,905
4.7% 12/9/35	2,343	2,688
4.875% 12/9/45	3,677	4,349
		13,734
Media - 0.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	8,216
7.75% 12/1/45	9,421	14,317
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	23,460
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	10,261	11,125
4.908% 7/23/25 (e)	6,898	7,606
6.484% 10/23/45 (e)	1,744	2,143
Discovery Communications LLC 5.05% 6/1/20	204	224
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,085
3.85% 9/29/24	5,214	5,585
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,713
4.5% 9/15/42	3,752	3,630
5.5% 9/1/41	3,051	3,311
5.85% 5/1/17	1,829	1,882
5.875% 11/15/40	7,066	7,882
6.55% 5/1/37	40,485	48,851
6.75% 7/1/18	1,974	2,151
7.3% 7/1/38	7,024	9,122
8.25% 4/1/19	11,974	13,838
Time Warner, Inc. 2.1% 6/1/19	12,500	12,683
Viacom, Inc.:
2.5% 9/1/18	809	818
3.5% 4/1/17	264	267
		190,909

TOTAL CONSUMER DISCRETIONARY		323,952

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,457
3.3% 2/1/23	20,335	21,338
4.7% 2/1/36	19,253	22,316
4.9% 2/1/46	22,019	26,627
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,353	2,364
		92,102
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,826
3.875% 7/20/25	7,967	8,776
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,065
3.3% 11/18/21	4,671	4,934
		22,601
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (e)	572	606
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,295
William Wrigley Jr. Co.:
1.4% 10/21/16 (e)	3,710	3,713
2% 10/20/17 (e)	5,313	5,359
		11,973
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,394
4% 1/31/24	3,615	4,057
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	9,073
4.25% 7/21/25 (e)	8,553	9,362
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,870
3.25% 6/12/20	1,695	1,784
4% 6/12/22	5,830	6,384
4.45% 6/12/25	4,227	4,744
4.85% 9/15/23	8,000	9,180
5.7% 8/15/35	2,194	2,726
5.85% 8/15/45	16,830	21,949
6.15% 9/15/43	14,000	18,756
7.25% 6/15/37	7,569	10,446
		115,725

TOTAL CONSUMER STAPLES		242,401

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	6,805
5.35% 3/15/20 (e)	6,814	6,916
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,032
6.5% 4/1/20	3,517	3,930
Halliburton Co.:
3.8% 11/15/25	4,660	4,816
4.85% 11/15/35	4,069	4,346
5% 11/15/45	5,575	6,137
Noble Holding International Ltd.:
5% 3/16/18 (f)	617	607
6.95% 4/1/25 (f)	3,936	3,208
7.95% 4/1/45 (f)	3,799	2,773
Transocean, Inc. 5.55% 12/15/16 (f)	4,522	4,556
		47,126
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Finance Co. 7.5% 5/1/31	7,359	8,919
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,838
5.55% 3/15/26	6,563	7,260
6.375% 9/15/17	1,978	2,069
6.6% 3/15/46	8,910	10,606
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,475
4.742% 3/11/21	6,000	6,785
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,840
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,194
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,625
3.3% 6/1/20	7,911	8,187
4.5% 6/1/25	2,416	2,613
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	3,016
2.7% 4/1/19	5,369	5,201
3.875% 3/15/23	2,761	2,623
4.95% 4/1/22	1,267	1,277
5.6% 4/1/44	2,216	2,028
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,282
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,612
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	6,004
Enable Midstream Partners LP:
2.4% 5/15/19	1,957	1,912
3.9% 5/15/24	2,064	1,942
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,362
4.375% 10/15/20	5,808	6,052
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	804	814
3.45% 2/15/23	9,672	9,576
3.95% 9/1/22	6,675	6,909
6.55% 9/15/40	904	982
Kinder Morgan, Inc.:
2% 12/1/17	2,620	2,623
3.05% 12/1/19	2,353	2,416
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,918
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,377
MPLX LP 4% 2/15/25	1,190	1,162
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	3,008
Nexen, Inc. 6.2% 7/30/19	2,252	2,517
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	26,341
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,608
4.875% 3/17/20	23,870	23,393
5.625% 5/20/43	22,261	17,169
7.25% 3/17/44	30,172	27,758
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	45,366
5.75% 1/20/20	17,949	18,153
7.875% 3/15/19	2,113	2,255
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,229
3.5% 7/23/20	8,815	8,925
3.5% 1/30/23	5,005	4,864
4.5% 1/23/26	11,915	11,933
4.875% 1/24/22	1,430	1,489
4.875% 1/18/24	7,021	7,284
5.5% 1/21/21	13,423	14,483
5.5% 6/27/44	19,723	18,737
5.625% 1/23/46	11,673	11,277
6% 3/5/20	4,797	5,249
6.375% 1/23/45	26,396	27,798
6.5% 6/2/41	8,420	8,926
6.875% 8/4/26 (e)	13,000	15,113
8% 5/3/19	3,943	4,462
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,865
4.3% 4/1/22	6,383	7,031
Phillips 66 Partners LP 2.646% 2/15/20	652	656
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,972
Shell International Finance BV 4.375% 5/11/45	18,896	20,802
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,841
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,591
6.7% 1/23/25 (f)	4,632	4,759
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,174
Spectra Energy Partners LP 4.6% 6/15/21	1,816	1,960
Suncor Energy, Inc. 6.1% 6/1/18	623	669
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,895
4.55% 6/24/24	25,316	25,886
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,310
5.375% 6/1/21	14,415	15,656
Williams Partners LP:
3.6% 3/15/22	6,925	6,913
3.9% 1/15/25	2,391	2,378
4% 11/15/21	3,157	3,247
4.3% 3/4/24	10,014	10,252
4.5% 11/15/23	3,444	3,573
		595,266

TOTAL ENERGY		642,392

FINANCIALS - 7.3%
Banks - 3.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,350	6,334
4% 4/14/19 (e)	18,318	18,560
5.5% 7/12/20 (e)	21,376	22,679
5.75% 9/26/23 (e)	5,809	6,201
6.369% 6/16/18 (e)	12,537	13,117
6.5% 6/10/19 (e)	2,097	2,257
Bank of America Corp.:
1.35% 11/21/16	5,398	5,401
2.6% 1/15/19	57,427	58,696
3.5% 4/19/26	8,482	8,853
3.875% 8/1/25	5,598	5,996
3.95% 4/21/25	11,273	11,733
4% 1/22/25	2,766	2,880
4.2% 8/26/24	11,449	12,144
4.25% 10/22/26	6,748	7,157
4.45% 3/3/26	1,420	1,528
5.625% 10/14/16	22,550	22,659
5.75% 12/1/17	19,000	19,977
Barclays PLC:
2% 3/16/18	16,700	16,712
2.75% 11/8/19	5,728	5,774
3.25% 1/12/21	8,790	8,958
4.375% 1/12/26	11,847	12,368
BB&T Corp. 3.95% 3/22/22	1,805	1,940
Capital One NA 2.95% 7/23/21	8,837	9,126
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,687
1.8% 2/5/18	17,419	17,482
1.85% 11/24/17	13,884	13,944
2.15% 7/30/18	17,815	17,983
3.875% 3/26/25	17,000	17,534
4.05% 7/30/22	17,500	18,614
4.3% 11/20/26	14,000	14,702
Citizens Bank NA 2.55% 5/13/21	3,064	3,118
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,917
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,463
3.75% 3/26/25	8,440	8,454
3.8% 9/15/22	13,270	13,540
3.8% 6/9/23 (e)	16,850	17,094
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,590
Discover Bank 7% 4/15/20	4,144	4,703
Fifth Third Bancorp:
2.875% 7/27/20	43,000	44,530
3.5% 3/15/22	638	673
4.5% 6/1/18	584	611
5.45% 1/15/17	4,032	4,093
HBOS PLC 6.75% 5/21/18 (e)	560	599
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,555
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,905
Huntington National Bank:
1.7% 2/26/18	37,500	37,603
2.2% 4/1/19	3,200	3,233
2.4% 4/1/20	40,000	40,486
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,104
5.71% 1/15/26 (e)	13,365	13,093
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,699
2.95% 10/1/26	13,449	13,532
3.875% 9/10/24	24,177	25,520
4.125% 12/15/26	82,686	88,613
KeyCorp. 5.1% 3/24/21	628	709
Rabobank Nederland 4.375% 8/4/25	13,516	14,301
Regions Bank 6.45% 6/26/37	12,100	14,743
Regions Financial Corp. 3.2% 2/8/21	5,563	5,767
Royal Bank of Canada 4.65% 1/27/26	10,184	11,201
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	66,093
6% 12/19/23	12,648	13,378
6.1% 6/10/23	9,334	9,911
6.125% 12/15/22	39,429	42,111
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,049
3.5% 1/20/17	4,862	4,895
Wells Fargo & Co.:
4.1% 6/3/26	15,000	16,283
4.48% 1/16/24	6,481	7,178
		973,343
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,911
4.25% 2/15/24	3,357	3,537
Credit Suisse AG 6% 2/15/18	17,158	18,064
Deutsche Bank AG 4.5% 4/1/25	27,715	26,169
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,329
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,658
2.55% 10/23/19	85,599	87,499
2.6% 4/23/20	1,000	1,020
2.625% 1/31/19	30,072	30,843
2.9% 7/19/18	10,319	10,579
5.95% 1/18/18	5,343	5,662
6.15% 4/1/18	3,993	4,276
Lazard Group LLC:
4.25% 11/14/20	5,286	5,602
6.85% 6/15/17	1,319	1,369
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	32,087
Morgan Stanley:
1.875% 1/5/18	7,156	7,192
2.125% 4/25/18	18,100	18,281
2.5% 1/24/19	43,150	43,838
2.65% 1/27/20	2,659	2,727
4.875% 11/1/22	8,674	9,614
5.625% 9/23/19	547	608
5.95% 12/28/17	301	318
6.625% 4/1/18	1,804	1,944
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,083
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,468
1.8% 3/26/18	12,466	12,536
2.375% 8/14/19	12,750	13,010
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	10,230
		415,454
Consumer Finance - 0.5%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,367
Discover Financial Services:
3.85% 11/21/22	2,701	2,792
3.95% 11/6/24	20,000	20,576
5.2% 4/27/22	2,488	2,727
6.45% 6/12/17	13,316	13,789
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,149
2.875% 10/1/18	11,000	11,270
5% 5/15/18	10,000	10,538
5.875% 8/2/21	12,574	14,434
Hyundai Capital America:
1.45% 2/6/17 (e)	6,312	6,314
2.125% 10/2/17 (e)	2,357	2,373
2.55% 2/6/19 (e)	6,671	6,802
2.875% 8/9/18 (e)	2,848	2,908
Synchrony Financial:
1.875% 8/15/17	1,554	1,557
3% 8/15/19	2,283	2,334
3.75% 8/15/21	8,466	8,878
4.25% 8/15/24	3,469	3,640
		141,448
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,347
3.875% 8/15/22	10,251	10,703
4.125% 6/15/26	3,990	4,141
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,213
3.75% 12/1/25	5,510	6,033
		35,437
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	5,658	5,954
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,434
American International Group, Inc.:
3.3% 3/1/21	4,640	4,868
3.75% 7/10/25	14,847	15,661
4.875% 6/1/22	11,881	13,301
5.6% 10/18/16	5,560	5,590
Aon Corp. 5% 9/30/20	129	143
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	10,087
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (e)(f)	2,508	2,144
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	699
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	7,034
5% 6/1/21 (e)	8,525	9,439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,344
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,691
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,147
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,405
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	6,266
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,537
6% 2/10/20 (e)	10,987	12,198
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,974
7.375% 6/15/19	2,520	2,899
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,406
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,990
4.125% 11/1/24 (e)	2,810	2,957
Unum Group:
3.875% 11/5/25	9,271	9,353
5.625% 9/15/20	3,860	4,319
5.75% 8/15/42	12,079	13,825
7.125% 9/30/16	2,076	2,084
		181,651
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,384
4.6% 4/1/22	2,434	2,634
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,845
American Tower Corp. 2.8% 6/1/20	8,000	8,193
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,971
Camden Property Trust 2.95% 12/15/22	2,417	2,436
CommonWealth REIT 5.875% 9/15/20	1,166	1,290
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,401
5% 7/1/25	4,089	4,408
DDR Corp.:
3.625% 2/1/25	3,723	3,776
4.25% 2/1/26	3,429	3,637
4.625% 7/15/22	4,470	4,855
4.75% 4/15/18	6,131	6,390
7.5% 4/1/17	8,836	9,117
Duke Realty LP:
3.25% 6/30/26	1,436	1,474
3.625% 4/15/23	3,152	3,326
3.75% 12/1/24	2,549	2,712
3.875% 10/15/22	5,452	5,804
4.375% 6/15/22	3,753	4,086
6.75% 3/15/20	1,339	1,540
8.25% 8/15/19	2,643	3,102
Equity One, Inc. 3.75% 11/15/22	8,200	8,399
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,242
HCP, Inc.:
3.15% 8/1/22	7,000	7,057
3.875% 8/15/24	13,000	13,302
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,623
4% 6/1/25	6,098	6,524
4.125% 4/1/19	13,700	14,434
4.7% 9/15/17	843	871
HRPT Properties Trust:
6.25% 6/15/17	996	1,008
6.65% 1/15/18	676	701
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,308
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,088
4.5% 1/15/25	2,128	2,160
4.5% 4/1/27	34,977	35,374
4.95% 4/1/24	2,101	2,197
5.25% 1/15/26	10,420	11,189
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,601
5% 12/15/23	1,140	1,221
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,255
WP Carey, Inc. 4% 2/1/25	9,404	9,390
		215,325
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,474
4.1% 10/1/24	6,548	6,738
4.55% 10/1/29	6,548	6,840
4.95% 4/15/18	4,846	5,065
5.7% 5/1/17	309	318
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,484
3.95% 7/1/22	5,752	6,084
4.75% 10/1/25	6,539	7,129
5.25% 3/15/21	4,138	4,664
Essex Portfolio LP 5.5% 3/15/17	3,921	4,001
Liberty Property LP:
3.375% 6/15/23	3,313	3,374
4.125% 6/15/22	3,219	3,391
4.75% 10/1/20	8,747	9,474
5.5% 12/15/16	2,529	2,559
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,575
3.15% 5/15/23	7,438	6,924
4.5% 4/18/22	2,016	2,061
7.75% 8/15/19	2,476	2,781
Mid-America Apartments LP:
4% 11/15/25	2,248	2,408
4.3% 10/15/23	1,248	1,353
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,398
Tanger Properties LP:
3.125% 9/1/26	4,924	4,918
3.75% 12/1/24	4,790	5,026
3.875% 12/1/23	2,716	2,877
6.125% 6/1/20	9,597	10,901
Ventas Realty LP:
1.25% 4/17/17	3,126	3,126
3.125% 6/15/23	2,534	2,583
3.5% 2/1/25	2,833	2,935
3.75% 5/1/24	7,900	8,285
4.125% 1/15/26	2,782	3,011
4.375% 2/1/45	1,322	1,371
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,080
4% 4/30/19	1,999	2,102
		149,310

TOTAL FINANCIALS		2,111,968

HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,499
3.2% 11/6/22	8,127	8,492
3.6% 5/14/25	12,082	12,776
		27,767
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,063
4.75% 11/15/21	17,355	19,515
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,245
4.25% 10/15/19	20,200	21,185
4.75% 5/1/23	375	392
5.875% 3/15/22	450	495
6.5% 2/15/20	12,966	14,327
McKesson Corp. 2.284% 3/15/19	6,400	6,524
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,421
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,350
3.75% 7/15/25	8,581	9,504
WellPoint, Inc. 1.875% 1/15/18	195	196
		95,217
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,746
2.4% 2/1/19	1,100	1,121
3.3% 2/15/22	13,389	14,054
		16,921
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,914
2.45% 6/15/19	3,839	3,907
3% 3/12/20	7,106	7,345
3.45% 3/15/22	12,371	12,947
Mylan N.V.:
2.5% 6/7/19 (e)	4,811	4,872
3.15% 6/15/21 (e)	9,840	10,058
Mylan, Inc. 1.35% 11/29/16	2,039	2,041
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,665
2.3% 11/8/18	1,780	1,789
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,798
3.9% 12/15/24	2,611	2,643
4.9% 12/15/44	1,145	1,179
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,968
2.8% 7/21/23	4,987	5,007
3.15% 10/1/26	5,937	5,977
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,159
Zoetis, Inc. 1.875% 2/1/18	992	994
		84,263

TOTAL HEALTH CARE		224,168

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,566
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	699	714
6.9% 7/2/19	221	227
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,152
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,174	1,210
8.36% 1/20/19	892	931
		18,234
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,868
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,322
2.625% 9/4/18	8,396	8,445
3.375% 6/1/21	4,953	5,126
3.75% 2/1/22	7,839	8,188
3.875% 4/1/21	6,320	6,660
4.25% 9/15/24	5,492	5,773
4.75% 3/1/20	5,518	5,959
		43,473

TOTAL INDUSTRIALS		69,141

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,285
6.55% 10/1/17	1,119	1,180
		2,465
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,151
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	21,171
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	8,781	9,175
4.9% 10/15/25 (e)	8,781	9,364
6.35% 10/15/45 (e)	8,781	9,062
		48,772

TOTAL INFORMATION TECHNOLOGY		52,388

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,982
6.75% 10/19/75 (e)(f)	9,054	10,322
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,229
4.5% 8/13/23 (Reg. S)	10,600	11,363
4.875% 11/4/44 (e)	2,152	2,238
4.875% 11/4/44 (Reg. S)	5,050	5,251
		42,385
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,875
3.6% 2/17/23	13,016	13,740
4.8% 6/15/44	18,630	19,800
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	84
CenturyLink, Inc.:
5.15% 6/15/17	487	499
6% 4/1/17	3,467	3,558
6.15% 9/15/19	4,463	4,842
Embarq Corp. 7.995% 6/1/36	28,166	29,205
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	10,126
4.5% 9/15/20	45,631	50,356
5.012% 8/21/54	23,143	25,375
6.1% 4/15/18	4,897	5,271
6.25% 4/1/37	4,611	5,919
		174,650
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	371

TOTAL TELECOMMUNICATION SERVICES		175,021

UTILITIES - 0.8%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,252
6.4% 9/15/20 (e)	14,254	16,165
Edison International 3.75% 9/15/17	4,499	4,618
Entergy Corp. 4% 7/15/22	8,700	9,354
Eversource Energy 1.45% 5/1/18	1,676	1,677
Exelon Corp.:
1.55% 6/9/17	1,687	1,690
3.95% 6/15/25	7,948	8,682
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,037
4.25% 3/15/23	27,079	28,637
7.375% 11/15/31	43,919	57,302
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	10,534
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,280
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,109
Nevada Power Co. 6.5% 8/1/18	2,642	2,893
NV Energy, Inc. 6.25% 11/15/20	1,957	2,301
Pennsylvania Electric Co. 6.05% 9/1/17	618	643
PG&E Corp. 2.4% 3/1/19	931	949
Progress Energy, Inc. 4.4% 1/15/21	405	444
TECO Finance, Inc. 5.15% 3/15/20	164	180
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,821
		186,568
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)(f)	357	366
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,648
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,356
		4,370
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (e)	2,358	2,386
2.7% 6/15/21 (e)	2,321	2,373
3.55% 6/15/26 (e)	3,712	3,907
		8,666
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.9311% 9/30/66 (f)	20,448	16,154
3.4561% 6/30/66 (f)	5,485	4,827
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,264
6.4% 3/15/18	1,206	1,290
6.8% 1/15/19	4,065	4,538
Puget Energy, Inc. 6% 9/1/21	813	938
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,174
		39,185

TOTAL UTILITIES		238,789

TOTAL NONCONVERTIBLE BONDS
(Cost $3,954,799)		4,122,605

U.S. Government and Government Agency Obligations - 5.9%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$120,189	$124,975
1% 2/15/46	25,137	28,013
1.375% 2/15/44	100,831	120,381
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	71,899	71,997
0.25% 1/15/25	64,139	64,694
0.625% 1/15/26	101,442	105,746

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		515,806

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.31% 10/13/16 to 11/17/16 (g)	8,120	8,117
U.S. Treasury Bonds:
2.25% 8/15/46	57,522	57,724
3% 5/15/45	73,170	85,166
3% 11/15/45	85,886	100,061
U.S. Treasury Notes:
1.125% 8/31/21	240,947	240,100
1.25% 3/31/21 (h)	365,279	366,278
1.375% 4/30/21	94,330	95,082
1.375% 8/31/23	218,580	217,444

TOTAL U.S. TREASURY OBLIGATIONS		1,169,972

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,640,860)		1,685,778

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
2.5% 9/1/27 to 4/1/43	12,944	13,363
2.803% 6/1/36 (f)	130	136
3% 10/1/30 to 8/1/45	27,151	28,357
3.005% 7/1/37 (f)	245	260
3.5% 9/1/29 to 6/1/46	45,751	48,637
3.5% 9/1/46 (i)	600	632
4% 11/1/31 to 4/1/46	22,219	23,944
4% 9/1/46 (i)	4,550	4,873
4.5% 12/1/23 to 6/1/41	1,015	1,106
5% 7/1/33 to 11/1/44	10,434	11,624
5.5% 9/1/24 to 9/1/41	13,500	15,126
6% 6/1/35 to 8/1/37	3,667	4,212
6.5% 7/1/32 to 8/1/36	744	868

TOTAL FANNIE MAE		153,138

Freddie Mac - 0.3%
2.5% 7/1/31	553	573
3% 4/1/31 to 7/1/45	19,034	19,865
3.5% 4/1/43 to 4/1/46	19,743	20,902
3.581% 10/1/35 (f)	126	135
4% 6/1/24 to 2/1/46	22,143	23,878
4.5% 7/1/25 to 4/1/41	9,346	10,257
5% 3/1/19 to 7/1/41	3,633	4,057
5.5% 1/1/34 to 3/1/40	744	844
6% 7/1/37 to 8/1/37	216	247
6.5% 3/1/36	585	681

TOTAL FREDDIE MAC		81,439

Ginnie Mae - 0.2%
3% 12/20/42 to 1/20/43	1,710	1,799
3.5% 11/20/41 to 6/20/46	22,066	23,546
3.5% 9/1/46 (i)	680	721
4% 9/20/40 to 7/20/45	9,947	10,724
4.5% 4/20/41	2,047	2,244
5% 5/15/39	818	922
5.5% 12/15/31 to 1/15/39	1,814	2,088

TOTAL GINNIE MAE		42,044

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $271,131)		276,621

Asset-Backed Securities - 0.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (f)	$729	$680
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (f)	247	237
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (f)	46	43
Series 2004-R2 Class M3, 1.3129% 4/25/34 (f)	99	75
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (f)	53	48
Series 2004-W11 Class M2, 1.5744% 11/25/34 (f)	616	596
Series 2004-W7 Class M1, 1.3129% 5/25/34 (f)	1,460	1,343
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (f)	1,238	423
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (f)	1,710	1,480
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (f)	18	3
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	10,478	10,495
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (f)	1,978	1,135
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.9794% 4/25/34 (f)	65	58
Series 2004-4 Class M2, 1.3194% 6/25/34 (f)	99	92
Series 2004-7 Class AF5, 5.868% 1/25/35 (f)	1,248	1,285
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (f)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (f)	313	296
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (f)	10	8
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (f)	1,041	894
Class M4, 1.5444% 1/25/35 (f)	381	204
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (e)(f)	1,115	926
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (e)(f)	528	489
Class B, 0.7877% 11/15/34 (e)(f)	191	170
Class C, 0.8877% 11/15/34 (e)(f)	317	278
Class D, 1.2577% 11/15/34 (e)(f)	120	103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (f)	248	231
Series 2003-3 Class M1, 1.8144% 8/25/33 (f)	446	418
Series 2003-5 Class A2, 1.2244% 12/25/33 (f)	36	33
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (f)	1,642	1,150
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2321% 8/17/32 (e)(f)	2,593	2,602
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (f)	2,536	1,175
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (f)	37	37
Series 2006-A Class 2C, 1.7901% 3/27/42 (f)	2,909	1,436
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (f)	297	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (f)	101	84
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (f)	182	172
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (f)	40	35
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (f)	1,431	1,378
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (f)	63	54
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (f)	224	201
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (f)	171	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (f)	1,566	1,474
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (f)	585	534
Class M4, 2.6994% 9/25/34 (f)	750	466
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (f)	1,620	1,442
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (f)	703	653
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (f)	474	449
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (f)	41	36
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (f)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (e)(f)	2,120	933
TOTAL ASSET-BACKED SECURITIES
(Cost $29,998)		36,435

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (f)	914	883
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (f)	385	382
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (f)	911	820
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (f)	661	609
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (f)	794	767
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (e)(f)	307	252
Class B6, 3.3243% 6/10/35 (e)(f)	65	49
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (f)	23	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (f)	45	45
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.7244% 9/25/36 (f)	993	977
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (f)	1,776	1,709

TOTAL PRIVATE SPONSOR		6,516

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63(j)	11,471	11,445
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	12,144	12,282

TOTAL U.S. GOVERNMENT AGENCY		23,727

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,175)		30,243

Commercial Mortgage Securities - 1.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (f)(k)	196	0
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (f)	309	308
Series 2007-2 Class A4, 5.6241% 4/10/49 (f)	20,060	20,219
Series 2007-3 Class A4, 5.5433% 6/10/49 (f)	1,929	1,956
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	3,640	3,667
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.1077% 5/15/32 (e)(f)	7,236	7,121
Class C, 2.5577% 5/15/32 (e)(f)	6,417	6,351
Class D, 3.4077% 5/15/32 (e)(f)	3,365	3,307
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (e)(f)	29	27
Series 2005-3A:
Class A2, 0.9244% 11/25/35 (e)(f)	286	245
Class M1, 0.9644% 11/25/35 (e)(f)	37	32
Class M2, 1.0144% 11/25/35 (e)(f)	48	38
Class M3, 1.0344% 11/25/35 (e)(f)	43	33
Class M4, 1.1244% 11/25/35 (e)(f)	53	40
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (e)(f)	739	635
Class B1, 1.9244% 1/25/36 (e)(f)	32	25
Class M1, 0.9744% 1/25/36 (e)(f)	238	197
Class M2, 0.9944% 1/25/36 (e)(f)	71	58
Class M3, 1.0244% 1/25/36 (e)(f)	104	85
Class M4, 1.1344% 1/25/36 (e)(f)	58	46
Class M5, 1.1744% 1/25/36 (e)(f)	58	44
Class M6, 1.2244% 1/25/36 (e)(f)	61	46
Series 2006-1:
Class A2, 0.8844% 4/25/36 (e)(f)	116	99
Class M1, 0.9044% 4/25/36 (e)(f)	41	34
Class M2, 0.9244% 4/25/36 (e)(f)	44	36
Class M3, 0.9444% 4/25/36 (e)(f)	38	30
Class M4, 1.0444% 4/25/36 (e)(f)	21	17
Class M5, 1.0844% 4/25/36 (e)(f)	21	16
Class M6, 1.1644% 4/25/36 (e)(f)	41	32
Series 2006-2A:
Class M1, 0.8344% 7/25/36 (e)(f)	99	79
Class M2, 0.8544% 7/25/36 (e)(f)	70	55
Class M3, 0.8744% 7/25/36 (e)(f)	58	45
Class M4, 0.9444% 7/25/36 (e)(f)	39	30
Class M5, 0.9944% 7/25/36 (e)(f)	48	37
Series 2006-3A Class M4, 0.9544% 10/25/36 (e)(f)	31	23
Series 2006-4A:
Class A2, 0.7944% 12/25/36 (e)(f)	2,192	1,828
Class M1, 0.8144% 12/25/36 (e)(f)	146	101
Class M2, 0.8344% 12/25/36 (e)(f)	97	59
Class M3, 0.8644% 12/25/36 (e)(f)	98	52
Series 2007-1 Class A2, 0.7944% 3/25/37 (e)(f)	438	370
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (e)(f)	469	403
Class A2, 0.8444% 7/25/37 (e)(f)	440	350
Class M1, 0.8944% 7/25/37 (e)(f)	154	117
Class M2, 0.9344% 7/25/37 (e)(f)	85	60
Class M3, 1.0144% 7/25/37 (e)(f)	66	47
Series 2007-3:
Class A2, 0.8144% 7/25/37 (e)(f)	461	366
Class M1, 0.8344% 7/25/37 (e)(f)	92	70
Class M2, 0.8644% 7/25/37 (e)(f)	98	71
Class M3, 0.8944% 7/25/37 (e)(f)	154	104
Class M4, 1.0244% 7/25/37 (e)(f)	242	162
Class M5, 1.1244% 7/25/37 (e)(f)	119	59
Series 2007-4A Class M1, 1.4379% 9/25/37 (e)(f)	78	25
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	978	37
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	14,031	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (f)	563	574
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,318	5,462
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (e)(f)	62	61
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.6801% 12/15/27 (e)(f)	2,799	2,768
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7119% 12/10/49 (f)	4,371	4,459
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	226	226
Series 2007-CD4 Class A4, 5.322% 12/11/49	7,171	7,200
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.3577% 4/15/17 (e)(f)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (f)	410	415
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	869	891
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (e)(f)	1,574	1,546
Class C, 2.7577% 3/15/17 (e)(f)	1,534	1,502
Class D, 3.7077% 3/15/17 (e)(f)	2,321	2,276
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(f)	7,930	8,198
Class CFX, 3.4949% 12/15/34 (e)(f)	6,656	6,790
Class DFX, 3.4949% 12/15/34 (e)(f)	5,641	5,677
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,472
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	25,651	25,797
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	576	575
Class A4, 5.56% 11/10/39	439	438
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,380	1,384
Class DFX, 4.4065% 11/5/30 (e)	12,899	12,941
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1577% 4/15/27 (e)(f)	2,117	2,076
Class D, 2.7577% 4/15/27 (e)(f)	4,512	4,394
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	407	407
Series 2006-LDP9 Class A3, 5.336% 5/15/47	6,973	6,988
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,373	3,398
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (f)	4,508	4,578
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (f)	32,808	33,333
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,583	13,720
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	11	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (f)	2,827	2,906
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	1,696	1,706
Series 2007-C2 Class A3, 5.43% 2/15/40	1,446	1,460
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,234	1,254
Series 2007-C7 Class A3, 5.866% 9/15/45	2,850	2,957
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (e)(f)	296	295
Series 2008-C1 Class A4, 5.69% 2/12/51	1,940	1,999
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	6,257	6,294
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	10,897	11,027
Series 2007-7 Class A4, 5.7387% 6/12/50 (f)	4,055	4,132
Series 2007-8 Class A3, 5.8755% 8/12/49 (f)	1,104	1,131
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (e)(f)	393	392
sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (f)	21,271	21,891
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,102
Class AAB, 5.654% 4/15/49	210	210
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	162	78
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	37,315
Series 2007-C31:
Class A4, 5.509% 4/15/47	38,092	38,510
Class A5, 5.5% 4/15/47	5,339	5,443
Series 2007-C32 Class A3, 5.7021% 6/15/49 (f)	4,600	4,704
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (f)	24,729	25,131
Class A5, 5.9484% 2/15/51 (f)	870	895
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,528
Class D, 5.513% 12/15/43 (f)	2,102	1,797
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $421,428)		415,135

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,949
7.3% 10/1/39	18,960	29,340
7.5% 4/1/34	8,780	13,552
7.55% 4/1/39	21,130	34,431
7.625% 3/1/40	2,920	4,714
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,375
Series 2010 C1, 7.781% 1/1/35	13,980	16,089
Series 2012 B, 5.432% 1/1/42	6,845	6,323
6.05% 1/1/29	475	492
6.314% 1/1/44	14,335	14,586
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,236
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,273
4.95% 6/1/23	8,975	9,470
5.1% 6/1/33	85,900	83,751
Series 2010-1, 6.63% 2/1/35	17,960	19,697
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	10,580	11,621
7.35% 7/1/35	5,140	5,921
Series 2010-5, 6.2% 7/1/21	4,120	4,470
Series 2011:
5.365% 3/1/17	215	219
5.665% 3/1/18	9,625	10,114
5.877% 3/1/19	26,600	28,859
Series 2013, 4% 12/1/20	7,040	7,295
TOTAL MUNICIPAL SECURITIES
(Cost $328,655)		346,974

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,151)	$3,000	$3,188

Bank Notes - 0.3%
Capital One NA 1.65% 2/5/18	8,000	8,011
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$11,234
3.1% 6/4/20	11,505	11,836
8.7% 11/18/19	745	864
Huntington National Bank 1.3% 11/20/16	4,131	4,133
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,620
RBS Citizens NA 2.5% 3/14/19	5,410	5,491
Regions Bank 7.5% 5/15/18	13,814	15,083
Wachovia Bank NA 6% 11/15/17	8,083	8,520
TOTAL BANK NOTES
(Cost $74,288)		75,792
	Shares	Value (000s)

Fixed-Income Funds - 10.0%
Fidelity High Income Central Fund 2 (l)	6,372,306	$706,179
Fidelity Mortgage Backed Securities Central Fund (l)	19,729,146	2,185,003
TOTAL FIXED-INCOME FUNDS
(Cost $2,749,253)		2,891,182

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.42% (m)	715,640,758	715,641
Fidelity Securities Lending Cash Central Fund 0.44% (m)(n)	42,734,275	42,734
TOTAL MONEY MARKET FUNDS
(Cost $758,375)		758,375
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $24,702,645)		28,801,084
NET OTHER ASSETS (LIABILITIES) - 0.1%		23,709
NET ASSETS - 100%		$28,824,793

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 9/1/31
(Proceeds $2,583)	$(2,500)	$(2,582)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,834 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	198,943	$2,382

The face value of futures purchased as a percentage of Net Assets is 0.7%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(153)	$0	$(153)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,522,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $542,053,000 or 1.9% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,117,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,920
Fidelity High Income Central Fund 2	43,768
Fidelity Mortgage Backed Securities Central Fund	44,263
Fidelity Securities Lending Cash Central Fund	1,632
Total	$91,583

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$706,179	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	745,239	150,041	2,185,003	29.9%
Total	$2,263,521	$745,239	$150,041	$2,891,182

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$--	$60,803	$879	$1,597	$37,297
Opower, Inc.	25,294	976	29,750	--	--
Sunrun, Inc.	--	33,921	--	--	32,153
Total	$25,294	$95,700	$30,629	$1,597	$69,450

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,352,803	$2,352,803	$--	$--
Consumer Staples	1,830,849	1,830,849	--	--
Energy	1,252,564	1,252,564	--	--
Financials	3,088,146	3,080,999	7,147	--
Health Care	2,852,805	2,852,805	--	--
Industrials	1,654,592	1,654,592	--	--
Information Technology	3,508,618	3,486,139	19,957	2,522
Materials	540,240	540,240	--	--
Telecommunication Services	474,166	474,166	--	--
Utilities	603,973	603,973	--	--
Corporate Bonds	4,122,605	--	4,122,605	--
U.S. Government and Government Agency Obligations	1,685,778	--	1,685,778	--
U.S. Government Agency - Mortgage Securities	276,621	--	276,621	--
Asset-Backed Securities	36,435	--	31,113	5,322
Collateralized Mortgage Obligations	30,243	--	30,243	--
Commercial Mortgage Securities	415,135	--	414,576	559
Municipal Securities	346,974	--	346,974	--
Foreign Government and Government Agency Obligations	3,188	--	3,188	--
Bank Notes	75,792	--	75,792	--
Fixed-Income Funds	2,891,182	2,891,182	--	--
Money Market Funds	758,375	758,375	--	--
Total Investments in Securities:	$28,801,084	$21,778,687	$7,013,994	$8,403
Derivative Instruments:
Assets
Futures Contracts	$2,382	$2,382	$--	$--
Total Assets	$2,382	$2,382	$--	$--
Liabilities
Swaps	$(153)	$--	$(153)	$--
Total Liabilities	$(153)	$--	$(153)	$--
Total Derivative Instruments:	$2,229	$2,382	$(153)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,582)	$--	$(2,582)	$--
Total Other Financial Instruments:	$(2,582)	$--	$(2,582)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(153)
Total Credit Risk	0	(153)
Equity Risk
Futures Contracts(b)	2,382	0
Total Equity Risk	2,382	0
Total Value of Derivatives	$2,382	$(153)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	4.1%
BBB	9.6%
BB	3.9%
B	1.5%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	63.0%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Ireland	1.9%
United Kingdom	1.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $40,814) — See accompanying schedule: Unaffiliated issuers (cost $21,101,187)	$25,082,077
Fidelity Central Funds (cost $3,507,628)	3,649,557
Other affiliated issuers (cost $93,830)	69,450
Total Investments (cost $24,702,645)		$28,801,084
Receivable for investments sold		61,280
Receivable for TBA sale commitments		2,583
Receivable for fund shares sold		20,621
Dividends receivable		26,077
Interest receivable		55,906
Distributions receivable from Fidelity Central Funds		7,882
Prepaid expenses		93
Other receivables		2,768
Total assets		28,978,294
Liabilities
Payable to custodian bank	$2,788
Payable for investments purchased
Regular delivery	68,589
Delayed delivery	6,222
TBA sale commitments, at value	2,582
Payable for fund shares redeemed	16,279
Bi-lateral OTC swaps, at value	153
Accrued management fee	9,570
Payable for daily variation margin for derivative instruments	523
Other affiliated payables	2,904
Other payables and accrued expenses	1,157
Collateral on securities loaned, at value	42,734
Total liabilities		153,501
Net Assets		$28,824,793
Net Assets consist of:
Paid in capital		$24,570,180
Undistributed net investment income		100,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,100,614
Net Assets		$28,824,793
Balanced:
Net Asset Value, offering price and redemption price per share ($20,840,389 ÷ 933,754 shares)		$22.32
Class K:
Net Asset Value, offering price and redemption price per share ($7,984,404 ÷ 357,726 shares)		$22.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Dividends (including $1,597 earned from other affiliated issuers)		$282,309
Interest		252,563
Income from Fidelity Central Funds		91,583
Total income		626,455
Expenses
Management fee	$110,542
Transfer agent fees	31,952
Accounting and security lending fees	2,258
Custodian fees and expenses	387
Independent trustees' fees and expenses	123
Registration fees	277
Audit	216
Legal	84
Miscellaneous	213
Total expenses before reductions	146,052
Expense reductions	(1,050)	145,002
Net investment income (loss)		481,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,521
Fidelity Central Funds	(690)
Other affiliated issuers	(17,598)
Foreign currency transactions	(178)
Futures contracts	(9,948)
Swaps	49
Total net realized gain (loss)		348,156
Change in net unrealized appreciation (depreciation) on: Investment securities	1,246,230
Assets and liabilities in foreign currencies	51
Futures contracts	9,678
Swaps	(45)
Delayed delivery commitments	132
Total change in net unrealized appreciation (depreciation)		1,256,046
Net gain (loss)		1,604,202
Net increase (decrease) in net assets resulting from operations		$2,085,655

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$481,453	$454,684
Net realized gain (loss)	348,156	2,113,928
Change in net unrealized appreciation (depreciation)	1,256,046	(2,351,977)
Net increase (decrease) in net assets resulting from operations	2,085,655	216,635
Distributions to shareholders from net investment income	(474,574)	(425,205)
Distributions to shareholders from net realized gain	(1,577,139)	(2,093,189)
Total distributions	(2,051,713)	(2,518,394)
Share transactions - net increase (decrease)	919,667	3,226,641
Total increase (decrease) in net assets	953,609	924,882
Net Assets
Beginning of period	27,871,184	26,946,302
End of period	$28,824,793	$27,871,184
Other Information
Undistributed net investment income end of period	$100,926	$107,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.37	.37	.38	.36	.37
Net realized and unrealized gain (loss)	1.25	(.23)	3.68	1.88	1.76
Total from investment operations	1.62	.14	4.06	2.24	2.13
Distributions from net investment income	(.36)	(.35)	(.38)	(.34)	(.35)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(1.63)	(2.21)	(1.51)	(.34)	(.35)
Net asset value, end of period	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnB	7.73%	.86%	19.46%	11.32%	11.89%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.55%	.55%	.56%	.58%	.60%
Expenses net of all reductions	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.71%	1.59%	1.65%	1.72%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$20,840	$20,176	$19,574	$16,342	$15,016
Portfolio turnover rateE	64%	128%	176%	244%F	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.39	.39	.40	.39	.40
Net realized and unrealized gain (loss)	1.25	(.23)	3.69	1.87	1.76
Total from investment operations	1.64	.16	4.09	2.26	2.16
Distributions from net investment income	(.38)	(.37)	(.40)	(.36)	(.38)
Distributions from net realized gain	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(1.65)	(2.23)	(1.54)B	(.36)	(.38)
Net asset value, end of period	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnC	7.84%	.95%	19.59%	11.45%	12.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.81%	1.68%	1.75%	1.83%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$7,984	$7,695	$7,372	$6,330	$5,603
Portfolio turnover rateF	64%	128%	176%	244%G	155%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,396,958
Gross unrealized depreciation	(485,160)
Net unrealized appreciation (depreciation) on securities	$3,911,798
Tax Cost	$24,889,286

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$87,617
Undistributed long-term capital gain	$256,442
Net unrealized appreciation (depreciation) on securities and other investments	$3,911,563

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$668,661	$ 1,045,202
Long-term Capital Gains	1,383,052	1,473,192
Total	$2,051,713	$ 2,518,394

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$49	$(45)
Equity Risk
Futures Contracts	(9,948)	9,678
Totals	$(9,899)	$9,633

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,862,371 and $13,787,198, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$28,364.14
Class K	3,588.05
	$31,952

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $229 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,477. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $530. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,632 (including $408 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $827 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $201.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Balanced	$338,622	$303,000
Class K	135,952	122,205
Total	$474,574	$425,205
From net realized gain
Balanced	$1,142,626	$1,516,480
Class K	434,513	576,709
Total	$1,577,139	$2,093,189

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Balanced
Shares sold	131,640	182,518	$2,809,513	$4,227,779
Reinvestment of distributions	66,735	78,512	1,414,735	1,742,367
Shares redeemed	(168,273)	(159,620)	(3,575,866)	(3,698,442)
Net increase (decrease)	30,102	101,410	$648,382	$2,271,704
Class K
Shares sold	58,496	82,743	$1,246,436	$1,923,309
Reinvestment of distributions	26,918	31,486	570,465	698,914
Shares redeemed	(72,307)	(71,743)	(1,545,616)	(1,667,286)
Net increase (decrease)	13,107	42,486	$271,285	$954,937

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 170 funds. Mr. Chiel oversees 111 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Balanced	.55%
Actual		$1,000.00	$1,111.60	$2.92
Hypothetical-C		$1,000.00	$1,022.37	$2.80
Class K	.46%
Actual		$1,000.00	$1,112.10	$2.44
Hypothetical-C		$1,000.00	$1,022.82	$2.34

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/17/16	10/14/16	$0.090	$0.201
Class K	10/17/16	10/14/16	$0.096	$0.201

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $327,473,549, or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $183,895,776 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 7%, 52%, 68%, and 68%; Class K designates 7%, 50%, 65%, and 65%; of the dividends distributed in October 2015, December 2015, April 2016 and July 2016, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 8%, 55%, 81%, and 81%; Class K designates 8%, 53%, 76%, and 76%; of the dividends distributed in October 2015, December 2015, April 2016 and July 2016, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2015, July 2015, and October 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Broadridge peer group used by the Board for performance comparisons because the Total Mapped Group combines several Broadridge investment objective categories while the Broadridge peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-K-ANN-1016
1.863051.107

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$178,000	$-	$17,200	$8,900
Fidelity Puritan Fund	$251,000	$-	$58,200	$10,800

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$118,000	$-	$16,400	$11,700
Fidelity Puritan Fund	$229,000	$-	$53,700	$10,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016 A	August 31, 2015 A
PwC	$6,620,000	$6,145,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016